UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-146650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 21	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 97	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Marathon® Performance VUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents (continued)

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage is Guaranteed
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
Where permitted by state law, the policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.

The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
•	Accumulation Rider (with Surrender Charge Waiver Options)

In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the

Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Sales Load[1]	Upon making a Premium payment

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Maximum:		$65 from each $1,000 of Premium	$25 from each $1,000 of Premium
Currently:		$55 from each $1,000 of Premium	$25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Currently:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account
Maximum:		$10 per $1,000 transferred	$10 per $1,000 transferred
Currently:		$10 per $1,000 transferred	$10 per $1,000 transferred
Illustration Charge[3]	Upon requesting an illustration
Maximum:		$25	$25
Currently:		$0	$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered	lesser of $25 or 2% of the amount surrendered
Currently:		$0	$0
Surrender Charge4†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$51.83 per $1,000 of Specified Amount	$50.91 per $1,000 of Specified Amount
Minimum:		$0.41 per $1,000 of Specified Amount	$0.35 per $1,000 of Specified Amount

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and a complete surrender of the policy in the first year.
Note: For the representative charge with the Accumulation Rider, it is also assumed that no surrender charge waiver option is elected.		$9.30 per $1,000 of Specified Amount	$12.12 per $1,000 of Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load Charge and Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. For policies without the Accumulation Rider, the Sales Load varies based on the amount of Premium paid and length of time the policy has been In Force. The maximum Sales Load shown is the guaranteed maximum rate charged during the first five policy years. The current Sales Load shown is the current rate applicable during each of the first five policy years for Premium paid up to the Commissionable Target Premium in each year. For policies with the Accumulation Rider, the Sales Load varies based on the amount of Premium paid. The maximum Sales Load shown is the guaranteed maximum that may be charged in any policy year. The current Sales Load shown is the current rate applicable in all policy years for Premium paid up to the Commissionable Target Premium in each year.
[2]	Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account, see Short-Term Trading Fees.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[4]	For policies without the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $52.46 per $1,000 of Specified Amount. For policies without the Accumulation Rider, the Surrender Charge varies by policy based on Insured's Attained Age, sex, underwriting class, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male, age 73 (72 for policies issued prior to January 1, 2014), standard tobacco; the Base Policy Specified Amount is $100,000; the aggregate premium paid during the first two policy years exceeds the surrender target premium; and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes the Insured is female; issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 or more, the aggregate premium paid during the first two policy years equals the minimum Premium required at issue; and a full surrender is taken in policy year 14.
For policies with the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $50.84 per $1,000 of Specified Amount. For policies with the Accumulation Rider, the Surrender Charge varies by policy based on the Insured's Attained Age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $1,000,000; and the aggregate first year Premium exceeds the surrender target premium; no surrender charge waiver option is elected; and a full surrender is taken during either of the first two policy years. The minimum Surrender Charge calculation assumes the Insured is a female; issue age 3; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $10,000,000 or more, the aggregate first year Premium equals the minimum Premium required at issue; no surrender charge waiver option is elected; and a full surrender is taken during the 10th policy year. The charges shown may not be representative of the charges that a particular policy owner may pay.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Cost of Insurance Charge1†	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk	$83.34 per $1,000 of Net Amount At Risk

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Minimum:		$0.02 per $1,000 of Net Amount At Risk	$0.02 per $1,000 of Net Amount At Risk
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1		$0.10 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed	$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly
Maximum:		$0.67 per $1,000 of variable Cash Value	$0.25 per $1,000 of variable Cash Value
Currently:		$0.67 per $1,000 of variable Cash Value	$0.00 per $1,000 of variable Cash Value
Administrative Per Policy Charge	Monthly
Maximum:		$20 per policy	$25 per policy
Currently:		$20 per policy	$25 per policy
Underwriting and Distribution Charge4†	Monthly
Maximum:		$0.20 per $1,000 of Base Policy Specified Amount	$1.18 per $1,000 of Base Policy Specified Amount
Minimum:		$0.04 per $1,000 of Base Policy Specified Amount	$0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male select preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1		$0.08 per $1,000 of Base Policy Specified Amount	$0.20 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually
Maximum:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
Currently:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	For policies without the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male;

issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount less than $250,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[3]	For policies without the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force. The maximum Mortality and Expense Risk Charge shown reflects the guaranteed maximum that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the Sub-Accounts. The current Mortality and Expense Risk Charge shown assumes a policy during the first 15 policy years and variable Cash Value of $250,000 or less.
For policies with the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts. The maximum Mortality and Expense Risk Charge shown reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts, see Mortality and Risk Expense Charge.
[4]	For policies without the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured and the Base Policy Specified Amount in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation shown assumes policy year one; any issue age; and a Base Policy Specified Amount of $250,000. The minimum charge assumes policy year one; the Insured is either male or female; issue age 0; any underwriting classification; and a Base Policy Specified Amount $10,000,000 or more.
For policies with the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured, Death Benefit option in effect, and the Base Policy Specified Amount on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation assumes policy year one; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect. The minimum charge calculation assumes policy year one; an issue age of 0; Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect, see Underwriting and Distribution Charge.
[5]	If the Accumulation Rider is not elected: The guaranteed maximum annualized interest charged rate is 4.50% in all policy years. On a current basis, the guaranteed maximum rate is charged in all policy years. If the Accumulation Rider is elected: The guaranteed maximum annualized interest charged rate is 3.90% during the first 10 policy years, and 3.25% thereafter. On a current basis, the annualized rate is 3.90% during the first 10 policy years and 3.00% thereafter, see Loans.

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value	$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value	$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000.		$32 per $1,000 of Cash Value	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge1†
Administrative Expense Charge	Upon invoking the Rider
Maximum:		$250.00	$250.00
Currently:		$250.00	$250.00
Rider Charge	Upon invoking the Rider
Maximum:		$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Minimum:		$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of one year, and an assumed interest rate of 5% and a risk charge of 5%.		$100 per $1,000 of Cash Value	$100 per $1,000 of Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Maximum:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium
Currently:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Children's Term Insurance Rider Charge	Monthly
Maximum:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Currently:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge2†	Monthly
Maximum:		$28.65 per $1,000 of Rider Net Amount At Risk	$28.65 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.00 per $1,000 of Rider Net Amount At Risk	$0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male select preferred non-tobacco		$0.02 per $1,000 of Rider Net Amount At Risk	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly
Maximum:		$10.23 per $1,000 of Rider Specified Amount	$10.23 per $1,000 of Rider Specified Amount
Minimum:		$0.10 per $1,000 of Rider Specified Amount	$0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000		$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly
Maximum:		$0.75 per $1,000 of Rider Specified Amount	$0.75 per $1,000 of Rider Specified Amount
Minimum:		$0.05 per $1,000 of Rider Specified Amount	$0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male select preferred non-tobacco with a Accidental Death Benefit Rider Specified Amount of $100,000		$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Waiver of Monthly Deductions Rider Charge5†	Monthly
Maximum:		$855 per $1,000 of Waiver of Monthly Deduction Benefit	$855 per $1,000 of Waiver of Monthly Deduction Benefit
Minimum:		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male select preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly
Maximum:		$315 per $1,000 of Premium Waiver Benefit	$315 per $1,000 of Premium Waiver Benefit
Minimum:		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male select preferred non-tobacco		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[7]	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit	$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.02 per $1,000 of Rider Death Benefit	$0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, select preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000		$0.05 per $1,000 of Rider Death Benefit	$0.03 per $1,000 of Rider Death Benefit

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Extended Death Benefit Guarantee Rider Charge8†	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount	__
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount	__
Representative: an issue age 35 male, select preferred non-tobacco, with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and a Base Policy Specified Amount of $500,000		$0.06 per $1,000 of Base Policy Specified Amount	__
Accumulation Rider - Surrender Charge Waiver Option Charge9†
Option 1 - Full Surrender Charge Waiver	Monthly
Maximum:		__	$0.20 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.05 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.12 per $1,000 of Base Policy Specified Amount
Option 2 - Partial Surrender Charge Waiver	Monthly
Maximum:		__	$0.10 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.03 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.05 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Accelerated Death Benefit Rider Charge is comprised of two sets of charges: an Administrative Expense Charge and a Rider Charge which is composed of an interest rate discount and a risk charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum charge calculation assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge calculation assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months, see Accelerated Death Benefit Rider.

[2]	The Long-Term Rider maximum charge calculation assumes the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating table P. The minimum charge calculation assumes the Insured is either male or female; Attained Age 100; and any underwriting classification, see Long-Term Care Rider.
[3]	The Spouse Life Insurance Rider maximum charge calculation assumes the insured spouse is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The minimum charge calculation assumes the insured spouse is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Rider Specified Amount of $100,000, see Spouse Life Insurance Rider.
[4]	The Accidental Death Benefit Rider maximum charge calculation assumes the Insured is Attained Age 69, with a Substandard Rating of table P. The minimum charge calculation assumes the Insured is Attained Age 5, with no Substandard Rating, see Accidental Death Benefit Rider.
[5]	The Waiver of Monthly Deductions Rider maximum charge calculation assumes the Insured is Attained Age 59, with a Substandard Rating of table H. The minimum charge calculation assumes the Insured is male, Attained Age 18, with no Substandard Rating, see Waiver of Monthly Deductions Rider.
[6]	The Premium Waiver Rider maximum charge calculation assumes monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification, see Premium Waiver Rider.
[7]	The Additional Term Insurance Rider monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit, see Additional Term Insurance Rider. For policies without the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female; Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female and Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female; issue age 5; non-tobacco; policy year one; and a Total Specified Amount of at least $1,000,000.
[8]	The Extended Death Benefit Guarantee Rider charge varies based on the Insured's sex, Issue Age, underwriting class, the elected guarantee duration, and the percentage of the Base Policy Specified Amount to be guaranteed by this Rider. The maximum charge calculation assumes the Insured is either sex; any Issue Age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes the Insured is female, Issue Age 18; select preferred non-tobacco; a 20-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider, see Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is not available with the Accumulation Rider.
[9]	The Accumulation Rider - Surrender Charge Waiver Option Charge varies by the option elected, if any; and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge reflects the maximum that may be assessed in any policy year for any issue age. The minimum charge assumes the Insured is issue age 0. The Surrender Charge Waiver Options are only available with the Accumulation Rider, see Accumulation Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.25%	3.28%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.

Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Note: Interest credited on a current basis in excess of the guaranteed minimum is not guaranteed and Nationwide may offer promotional rates for new issues and/or in force policies that may not be sustainable for long periods of time.  In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dimensional
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	M Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.

Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
When Cash Value is allocated to more than one fixed investment option, Nationwide may refuse initial Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.  On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject.

Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the age of zero and Attained Age 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete, see Unfavorable Investment Experience.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain

In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
1.	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
2.	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, may not be permitted:

a.	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, increasing or decreasing the Specified Amount will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date of the change, see Sales Load.

Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy's Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide's available fixed benefit individual life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide's approval, payment of all the costs associated with the exchange, and the Insured satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.

Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Commissionable Target Premium. The Commissionable Target Premium referred to below is provided in policy illustrations. The policy owner may request an illustration and should consult with his or her registered representative for more specific information, or contact the Service Center.
If the Accumulation Rider is not elected: On a guaranteed basis, the maximum Sales Load is
Policy Year	Percentage of all Premium paid
1-5	6.5%
6-15	4.5%
16+	1.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-5	5.5%	1.5%
6-15	3.5%	1.5%
16+	1.5%	1.5%
If the Accumulation Rider is elected: On a guaranteed basis, the maximum Sales Load is 2.5% of all Premium paid in any Policy Year.
On a current basis, the Sales Load is 2.5% of each Premium paid, unless the Additional Term Rider is also elected at issue. If the Additional Term Insurance Rider is also elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to a minimum Sales Load on Premium in excess of the Commissionable Target Premium of 0.75%. If applicable, such reduction will vary based on the portion of the Total Specified Amount attributable to the Additional Term Insurance Rider. The reduction will apply only until such time as any increase or decrease is made to the Base Policy Specified Amount and/or the Additional Term Insurance Rider Specified Amount, except for increases or decreases due to a Death Benefit option change that preserves the Net Amount At Risk. If the policy is eligible for a reduction in the current Sales Load at issue, and later a Total Specified Amount increase or decrease is made, except for increases or decreases due to a death benefit option change that preserves the Net Amount At Risk, the Sales Load reduction will no longer apply to Premium payments received on or after the date of the change.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.

Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and fixed investment options. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Surrender Charge
A Surrender Charge is deducted from the Cash Value if the policy is surrendered or Lapsed. If the Base Policy Specified Amount is increased, and then later reduced to less than it was before the increase, a Surrender Charge will also be deducted.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. (The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses.) The administrative target factor varies by the Total Specified Amount and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.
The sales component is the lesser of the following two amounts: (1) the surrender target premium, which is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all premium payments made:
(a)	during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is not elected; or
(b)	during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies:
•	by the Insured's sex, Attained Age, and underwriting classification on the Policy Date or effective date of a Base Policy Specified Amount increase, if the Accumulation Rider is not elected; or
•	by the Insured's sex and Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The Statement of Additional Information contains tables showing the Administrative Target Factors and Surrender Target Factors.
The initial Surrender Charge is the sum of the underwriting component and a percentage that varies:
•	by the Insured's issue age and sex on the Policy Date or effective date of a Base Policy Specified Amount increase, and ranges between 24% to 65% of the sales component if the Accumulation Rider is not elected; or
•	if the Accumulation Rider is elected, by the Insured's issue age, sex, the Total Specified Amount, and Death Benefit option on the Policy date or effective Date of a Base Policy Specified Amount increase, and ranges between 21% to 85% of the sales component.
The Statement of Additional Information contains tables showing the applicable Surrender Charge Percentage.
Generally, Surrender Charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health. For a given Insured, larger Total Specified Amounts will produce greater Surrender Charges. In addition, Surrender Charges will increase with the amount of Premium paid up to the surrender target premium defined in (1), during the period defined in (2) of the sales component description above. Surrender Charges based on Premium paid equal to the surrender target premium represent the maximum Surrender Charges Nationwide is permitted by law to apply for a particular policy. Paying Premium in excess of the surrender target premium will not impact the Surrender Charges.
When considering the potential impact of Surrender Charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize the Surrender Charges by choosing a lower Base Policy Specified Amount may result in inadequate Death Benefit coverage, and paying less Premium in the early policy years to minimize Surrender Charges may result in higher Cost of Insurance Charges and a greater chance the policy could Lapse. The policy owner should consult with a registered representative and carefully weigh all relevant benefit and charge factors, including the Accumulation Rider's surrender charge waiver options, together with his or her goals in purchasing this policy.
Depending on the policy year of the surrender and the Insured's age on the Issue Date or at the time an increase becomes effective, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the tables that follow. The applicable table will vary by whether the Accumulation Rider is elected. In addition, for applications signed on or after February 12, 2013, that have not elected a Surrender Charge Waiver Option under the Accumulation Rider, Nationwide will provide a "Large Case" Surrender Charge schedule with lower surrender charges during the first four policy years for policies with first year premium equal to or greater than $25,000.
Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Charges Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, see Accumulation Rider for the applicable surrender charge reduction schedule.
For applications signed on or after February 15, 2013 that have not elected a Surrender Charge Waiver Option under the Accumulation Rider, Nationwide will provide a "Large Case" Surrender Charge schedule with lower surrender charges during the first four Policy Years for policies with first year premium equal to or greater than $25,000, as follows:

Large Case Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Large Case Surrender Charge Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, refer to the "Accumulation Rider" section of this prospectus for the applicable surrender charge reduction schedule.
The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Surrender Charge. The Surrender Charge for each segment, when added together, will equal the total Surrender Charge.
If the Accumulation Rider is not elected: Surrender Charges for an increase segment are only 60% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
If the Accumulation Rider is elected: Surrender Charges for an increase segment are 100% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
Appendix C: Surrender Charge Examples provides more information and examples showing how the Surrender Charge is calculated.
Any Surrender Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Exchanging the Policy section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide's underwriting approval; and

•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Long-Term Care Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Effect of the Accumulation Rider: The guaranteed maximum Cost of Insurance Charge rates are the same whether or not the Accumulation Rider is elected. However, on a current basis, rates will also vary based on whether or not the Rider is elected.
Generally, if the Accumulation Rider is not elected, current Cost of Insurance Charge rates will be lower during the first five policy years, and higher thereafter, than if the Accumulation Rider is not elected, see Accumulation Rider.
The policy owner can request an illustration with and without the Accumulation Rider to determine its impact on the current Cost of Insurance Charges.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

If the Accumulation Rider is not elected: The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for all Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the variable Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
If the Accumulation Rider is elected: The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $3.00 per $1,000 of all variable Cash Value for all policy years. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is $0.00.
Administrative Per Policy Charge
A monthly Administrative Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. The Administrative Per Policy Charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping.
If the Accumulation Rider is not elected: The maximum guaranteed Administrative Per Policy Charge is $20 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $20 per month in the first policy year and $5 per month thereafter.
If the Accumulation Rider is elected: The maximum guaranteed Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy. The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge. The Underwriting and Distribution Charge for each segment, when added together, will equal the total Underwriting and Distribution Charge.
If the Accumulation Rider is not elected: The guaranteed maximum Underwriting and Distribution Charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. On a guaranteed basis, this charge is assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
On a current basis the Underwriting and Distribution Charge varies by the Insured's Attained Age and the Base Policy Specified Amount and is assessed for five years from the Policy Date or the effective date of a Base Policy Specified Amount increase for all issue ages. Currently, Nationwide charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.

If the Accumulation Rider is elected: The Underwriting and Distribution Charge varies by the Insured's Attained Age, Base Policy Specified Amount, and the Death Benefit option in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
Based on the above three factors, the maximum guaranteed Underwriting and Distribution Charge rates are obtained for an Attained Age 85 Insured with Death Benefit Option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, and are as follows: $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.
On a current basis Nationwide may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.
Examples of how to calculate the monthly dollar amount of the charge are contained in Appendix E: Underwriting and Distribution Charge Examples and Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider. The Statement of Additional Information contains a complete table of the guaranteed maximum rates. Contact the Service Center to obtain illustrtations of the charge.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.

A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium ("CTP") and Premium paid in excess of CTP.
The maximum total compensation Nationwide pays to any broker-dealer firm in conjunction with policy sales, or Base Policy Specified Amount increases, is:
If the Accumulation Rider is not elected: 145% of Premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all Premium paid after the second Policy Year.
If the Accumulation Rider is elected:
•	if no surrender charge waiver option is elected, 145% of Premiums paid during the first Policy Year up to the CTP, plus 5% any Premium paid in excess of the CTP during the first Policy Year, and 5% of all Premium paid after the first Policy Year; or
•	if either surrender charge waiver is elected, 180% of Premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any Premium paid in excess of the CTP during the first Policy Year, and 5% of all Premium paid after the first Policy Year.
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total production based compensation will not exceed the as stated above. Commission may also be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.20% of the nonloaned Cash Value per year.
Marketing allowance is based on a firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The LongTerm Care Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:

1.	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
2.	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
3.	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy's Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children's Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the Rider is In Force, a residual Death Benefit of 10% of the initial Total

Specified Amount minus any Indebtedness and partial surrenders will be paid. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
1.	2% of Long-Term Care Specified Amount in effect; or
2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and Long-Term Care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of long-term care benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than the Total Specified Amount.
Decreases in the Total Specified Amount will result in a corresponding decrease in Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider is separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right).
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of Long-Term Care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.

Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider Charge is deducted if this Rider is elected. The Long-Term Care Rider Charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of the Long-Term Care Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, the Net Amount At Risk is defined as the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Long-Term Care Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider Charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing. As a protection against unintentional lapse, the policy owner may designate at least one other person as an authorized representative who will receive the notice of lapse or termination of the policy for nonpayment of Premium, in addition to the policy owner.
Limitations
While receiving Rider benefits, the following are not permitted: loans, partial Surrenders, changes to the Total Specified Amount, changes in underwriting classification, rider additions, or changes in death benefit option.
The Rider does not provide a benefit for qualified long-term care services which result from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war; or preexisting conditions which were not disclosed in the application if the need for services begins during the first six months after the Long-Term Care Rider effective date.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while the Insured is receiving qualified long-term care services.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:

•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse's insurability is required for conversion. The following are required to exercise this conversion right:
1.	the request must be submitted in writing to the Service Center;
2.	the conversion right must be exercised while both:
a.	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
3.	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide's policy issuance guidelines at the time; but
b.	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
4.	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
5.	the Premium for the new policy will be based on the rates in effect on the date of conversion;
6.	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
7.	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide's consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit Rider
The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured's remaining life expectancy is 12 months or less (24 months or less in some states). The accelerated death benefit payment can be used for any purpose.

The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The Rider cannot be elected while the policy is being kept In Force by the Extended Death Benefit Guarantee Rider.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy's incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.
•	The amount of the accelerated death benefit payment must be at least $10,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The accelerated Death Benefit may not be used if it is subject under law to the claims of any creditors.
If the accelerated death benefit payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider data page that shows the effect of the Unadjusted Accelerated Death Benefit Payment on policy values.
Accelerated Death Benefit Rider Charges
Two charges are assessed in connection with the Rider: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider data page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody's Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody's Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state's insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy's Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the accelerated death benefit payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider data page. The maximum risk charge percentage is 5%.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage".

The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured's certifying physician, to determine whether the terminal illness condition is satisfied.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide's underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until the benefit has been paid, or until the Rider is terminated by written request to the Service Center.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires (unless a benefit is being paid under the Rider) or until the Rider is terminated by written request to the Service Center.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide's expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force.The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is

deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
7.	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:

•	The date the Insured dies;
•	The Maturity Date of the base policy;
•	The date the Rider and/or base policy Lapse; or
•	The date the policy terminates for any reason.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, the Total Specified Amount; and whether or not the Accumulation Rider is elected.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
If the Accumulation Rider is not elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be lower than if the Accumulation Rider is elected.
If the Accumulation Rider is elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be higher than if the Accumulation Rider is not elected. If both the Accumulation Rider and the Additional Term Insurance Rider are elected at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to certain conditions, see Sales Load.
The policy owner may request an illustration with and without the Accumulation Rider to determine its impact on the Sales Load and Additional Term Insurance Rider current cost of insurance charges for the policy.
Waiver of Monthly Deductions Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.

Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy. This Rider is not available if the Accumulation Rider is elected.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, carefully review the Guaranteed Policy Continuation Provision. If the Lapse protection afforded under that provision of the policy is satisfactory, then this Rider should not be purchased. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.

The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Only certain investment options are available when the Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund's investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.
The following allocations are permitted under this Rider:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Certain Sub-Accounts may or may not be available depending upon when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability.
Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force. Nationwide reserves the right to modify the list of Rider investment options upon written notice.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above.

Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide's risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner's elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.

Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide's approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and

•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Long-Term Care Rider
If the Long-Term Care Rider was elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy's Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's sex, issue age, underwriting class, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Accumulation Rider
The Accumulation Rider must be elected at the time of application and cannot be revoked. If this Rider is elected, the Extended Death Benefit Guarantee Rider is not available.
This Rider is intended for policy owners whose goals are to maximize Premium paid and to develop higher Cash Value in later policy years with potential for retirement income.
Policy owners who seek guaranteed death benefit protection with minimum funding of the policy should not elect this Rider. If this Rider is elected, the length of the policy's guaranteed continuation feature may be shorter Guaranteed Policy Continuation.
If elected, this Rider modifies the charge structure and the current and maximum guaranteed policy charges.
Generally, the following factors give a policy with this Rider greater potential to build higher Cash Values and retirement income in later policy years than a policy without this Rider:
•	lower current Sales Load for Premiums received up to the Commissionable Target Premium, and lower guaranteed Sales Load for the first 15 policy years. In addition, if the Additional Term Insurance Rider is elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to conditions, see Sales Load;
•	a current Mortality and Expense Risk Charge of zero with a lower guaranteed maximum;
•	a lower current and guaranteed loan interest charged rate; and
•	the potential to receive a persistency credit in later policy years.
Depending on the characteristics of the Insured, Premiums paid, Total Specified Amount, and other policy elections, the Underwriting and Distribution Charge, Cost of Insurance Charges, and Additional Term Insurance Rider cost of insurance charges may be higher when this Rider is elected, see In Summary: Fee Tables and Standard Policy Charges.
Accumulation Rider Persistency Credit
If the Accumulation Rider is elected, the policy is eligible for a persistency credit if it is maintained through the eligibility date stated on the Policy Data Page. Eligibility dates will vary based on the issue age of the Insured as follows:
Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10
Persistency credit eligibility ends immediately upon termination of the policy, see Terminating the Policy.
The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as assumed when the policies were issued. For policies which have a Policy Date of 5/06/2013 and after, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0167% (0.20% annualized) of the policy's Cash Value allocated to the Sub-Accounts. For policies which have a Policy Date that is earlier than 5/06/13, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.025% (0.30% annualized) of the policy's Cash Value allocated to the Sub-Accounts. This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized. The percentage paid will be determined and applied on a uniform and non-discriminatory basis. Any credit already paid will not be subject to recapture for any reason. For tax purposes, the persistency credit is considered Investment Experience, not Premium.
Nationwide may discontinue offering this cre dit on a prospective basis for new issues at any time.
The persistency credit, if payable, will be calculated and applied as described below:

•	Beginning on the eligibility date stated in the Policy Data Page, and on each monthly anniversary thereafter, Nationwide will credit the policy with the persistency credit.
•	The monthly credit is equal to the persistency credit percentage multiplied by the policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.
•	The monthly credit is calculated before Nationwide processes any monthly deductions. The credit is added proportionately to the investment options according to the policy owner's most recent allocation instructions.
There is no separate additional charge for this persistency credit feature. If a persistency credit is paid, Nationiwde provide it through a reduction in profit.
Accumulation Rider Surrender Charge Waiver Options:
If the Accumulation Rider is elected, the policy owner may, but is not required to, also elect one of two surrender charge waiver options for an additional monthly charge. The surrender charge waiver option election is only available at the time of application and cannot be revoked.
If a surrender charge waiver option is elected, it will apply to the initial Base Policy Specified Amount and any increases in the Base Policy Specified Amount.
The surrender charge waiver options are intended for policy owners who seek flexibility to surrender the policy or decrease coverage without incurring the full, or any, Surrender Charge during the period(s) when a Surrender Charge would otherwise apply. If a surrender charge waiver option is elected, the additional charge will reduce the policy's long term Cash Value accumulation potential. In addition, the total amount charged for the applicable option, plus any remaining Surrender Charge, may exceed the Surrender Charges that would apply if no waiver option had been elected. This is more likely to occur:
•	if the policy owner pays less than the surrender target premium during the first year after the Policy Date (or effective date of a Base Policy Specified Amount increase) to minimize the applicable Surrender Charges; or
•	if the policy owner does not surrender the policy during the surrender charge waiver option charge period for the initial Base Policy Specified Amount or any Base Policy Specified Amount increase.
Before electing one of these options, the policy owner should request an illustration of the policy with and without the surrender charge waiver options, and carefully weigh all relevant benefit and charge factors.
If a surrender charge waiver option is elected, the applicable surrender charge reduction schedule in the table below will replace the "Reduction of Surrender Charges with the Accumulation Rider" table in the "Surrender Charge" section of this prospectus.
Option 1: Full Surrender Charge Waiver - provides a complete waiver of all otherwise applicable Surrender Charges; or
Option 2: Partial Surrender Charge Waiver - provides lower Surrender Charges and a shorter surrender charge reduction schedule than the otherwise applicable Surrender Charges.
Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%
Accumulation Rider Surrender Charge Waiver Option Charge
If a surrender charge waiver option is elected, a separate additional charge will be assessed to compensate Nationwide for underwriting and sales expenses that would otherwise be recouped through Surrender Charges in the event of surrenders, Lapse, and Base Policy Specified Amount decreases in early policy years.

This charge is assessed on a per $1,000 of Base Policy Specified Amount basis for five years from the Policy Date or effective date of a Base Policy Specified Amount increase. The charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions,.
On a guaranteed basis, the maximum charge varies based on the option elected, if any, as follows:
Option 1: $0.20 per $1,000 of Base Policy Specified Amount.
Option 2: $0.10 per $1,000 of Base Policy Specified Amount.
On a current basis, the charge varies by option elected and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase, see Appendix D: Surrender Charge Examples with the Accumulation Rider.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Gurantee Rider, and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.

Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge. Interest charged rates may vary if the Accumulation Rider is elected. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 4.50% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the fixed investment options in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.

Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider or, if elected, by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision
The policy provides for a guaranteed policy continuation provision referred to as the Initial Death Benefit Guarantee Period and shown on the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Total Specified Amount and any Riders elected.
If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period. The Initial Death Benefit Guarantee Period begins when the policy is issued.
If the Accumulation Rider is not elected: How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:
Insured's Attained Age at Policy Issuance:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	5 policy years
If the Accumulation Rider is elected: The duration of the Initial Death Benefit Guarantee Period is five years from the Policy Date for all issue ages.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may reinstate a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the Surrender Charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.  Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
1.	Mortality and Expense Risk Charge; plus
2.	Administrative Per Policy Charge; plus
3.	the monthly cost of any additional benefits provided by any Riders; plus
4.	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the monthly policy anniversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a Base Policy Specified Amount decrease due to a partial surrender will result in a loss of any reduction in the current Sales Load applicable to Premium received on and after the date the partial surrender is processed, see Sales Load.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.

The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a change of death benefit option that does not preserve the policy's Net Amount At Risk will result in a loss of any reduction in the current Premium Load applicable to Premium received on or after the effective date of the death benefit option change, see Premium Load.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any partial surrenders;

(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Long-Term Care Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from the fixed investment options and/or on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units. Proceeds are paid from Nationwide's general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee's life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee's estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12-, 6-, 3-, or 1-month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee's death. Nationwide will make no payments to the payee's estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide's approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.

Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds, see Taxation of Death Benefits.
Long-Term Care Insurance
A long-term care rider issued with a life policy or one that is subsequently added to the policy is intended to meet the requirements of a qualified long-term care insurance contract as specified under Section 7702B of the Internal Revenue Code. Payments made under the qualified long-term care rider will generally be excluded from income under the Code.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of LTC benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.

Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.

A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Compensation Paid to Insurance Agents Selling this Product
Direct Compensation
The agent who sold this policy represents Nationwide in the placement of the policy and is providing services on behalf of the policy owner. Nationwide provides compensation to the agent for arranging the sale of the policy. This compensation may include commissions and other cash and non-cash compensation (sales incentives). Agents also may receive renewal commissions for servicing policies and keeping them In Force.
Nationwide pays this compensation out of its own resources. The amount of compensation paid varies, depending upon, among other factors, the product type and the features and/or Riders that are attached to the policy. Compensation paid in respect of one product or carrier may exceed compensation payable in respect of a comparable product or carrier.
Moreover, certain policy features or Riders may involve commissions or compensation that differ from compensation payable in respect of "base" or standard contractual features.
Indirect Compensation
Agents who sell this policy are members of firms that are stockholders of M Financial Group. As a stockholder, the agent's firm (a "Member Firm") shares in the profits of M Financial Group via periodic stock dividends.
M Financial Group also maintains an incentive compensation plan pursuant to which it annually distributes to plan participants (e.g., Member Firms or their agents) most of M Financial Group's consolidated profits. Although distributions under the plan are, to some extent, averaged among the various Member Firms, lines of business, and cost centers of M Financial Group, a significant portion of plan distributions are made in proportion to the revenue a Member Firm generates.
Distributions of dividends and incentive compensation to Member Firms or their selling agents are in addition to compensation paid directly to agents by us and other unaffiliated carriers. Many Member Firms remit these distributions to their owners or individual agents (in some cases in proportion to business generated).
M Financial Group derives its revenues from both commissions and asset-based fees that arise from a variety of sources, including:
"Override Compensation" paid to M Financial Group by us and by some other insurance carriers and financial service providers. Override compensation may be based upon such factors as aggregate policy Premiums paid to the carrier from sales by all Member Firms, aggregate assets placed under financial management from sales by all Member Firms, and profits earned and/or services utilized from sales by all Member Firms. The amount of compensation varies among products and carriers. Products or services which involve override commissions for M Financial Group could indirectly provide incentives to agents to recommend such products or similar products or services that do not produce override commissions to M Financial Group.
Reinsurance profits (or, potentially losses) from the mortality, investment, and persistency risks assumed by M Financial Re, including risks related to your policy. Policy performance, charges, and fees are identical regardless of whether or not a policy is reinsured by M Financial Re. Products or services that involve potential reinsurance profits for M Financial Group could indirectly provide incentives to agents to recommend such products over similar products or services that do not result in reinsurance profits to M Financial Group.
Fee payable in respect of underlying investment options. M Financial Group or its subsidiaries receive fees from some of the funds that are investment options under this policy (or from a fund's investment advisor or portfolio manager) to the extent you allocate Cash Value to that fund. In addition, M Financial Investment Advisers, Inc., an affiliate of M Financial Group, is the investment advisor to certain funds and receives investment advisory fees with respect to assets invested in those funds. Fees payable to M Financial Group in respect of assets allocated to one fund may exceed fees payable in respect of assets placed in another fund.
Brokerage fees or commissions for securities transactions (including the sale of this policy) executed by M Holdings Securities, the registered broker-dealer subsidiary of M Financial Group. M Holdings Securities retains a portion of these fees to cover its costs and remits the balance to the Member Firm or its selling agent.

Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the consolidated financial statements of Nationwide Life and Annuity Insurance Company and subsidiary (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a policy owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy's Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.

Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation. Its secondary goal is income.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	To maximize income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.

Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
M Fund, Inc. - M Capital Appreciation Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Frontier Capital Management Company, LLC
Investment Objective:	Maximum capital appreciation.
M Fund, Inc. - M International Equity Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Northern Cross, LLC
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Growth Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	DSM Capital Partners LLC
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Value Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	AJO, LP
Investment Objective:	Long term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I

This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II

This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Fund

This Sub-Account is only available in policies issued before May 17, 2013
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (CTP) – An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option's value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Long Term Fixed Account – An investment option that is funded by Nationwide's general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company, us, we, or our.

Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.

Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Surrender Charge Examples without the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges tables in this Appendix can be used in conjunction with the sample factor tables in Appendix C-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix C-2: Surrender Charge Examples without the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center.
Surrender Charge Calculation
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e; and, if applicable, multiply by f; where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first two policy years
(p)	=	is the surrender charge percentage in the range 24% - 65%, which varies by age and sex, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges without the Accumulation Rider" table below (the full table appears in the "Surrender Charge" section of this prospectus); and
(f)	=	a Surrender Charge reduction factor applicable only to Base Policy Specified Amount increases, 60% in all cases.
Reduction of Surrender Charges without the Accumulation Rider (e) in the formula above
Policy Year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
14	10.0%	0%
15 and thereafter	0%	0%

Appendix C-1: Surrender Charge Examples Without the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
73	61.233	64.922	73.775	49.328
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
73	59.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
73	8.30	6.20	6.20	6.20
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.

Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 73, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 73.775 =$7,377.50	(d)	=	8.30
(b)	=	$10,000	(e)	=	100%
(p)	=	0.59	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($7,377.50 x 0.59) + ($100 x 8.30)] x 100%
	=	[$4,352.73 + $830] x 100%
	=	$5,182.73 which corresponds to $51.83 per $1,000 of Base Policy Specified Amount ($5,182.73 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,182.73 x 77.5% =$4,016.62 which corresponds to $40.17 per $1,000 of Base Policy Specified Amount ($4,016.62 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2014. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2021.

For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix C-2: Surrender Charge Examples Without the Accumulation Rider for Policies Issued Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
72	8.20	6.05	6.05	6.05
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.

Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 69.148 =$6,914.80	(d)	=	8.20
(b)	=	$10,000	(e)	=	100%
(p)	=	0.64	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($6,914.80 x 0.64) + ($100 x 8.20)] x 100%
	=	[$4,425.47 + $820] x 100%
	=	$5,245.47 which corresponds to $52.46 per $1,000 of Base Policy Specified Amount ($5,245.47 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,245.47 x 77.5% =$4,065.24 which corresponds to $40.66 per $1,000 of Base Policy Specified Amount ($4,065.24 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2005. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.

For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix D: Surrender Charge Examples with the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges table in this Appendix can be used in conjunction with the sample factor tables in Appendix D-1: Surrender Charge Examples with the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix D-2: Surrender Charge Examples with the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting the Service Center.
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
(p)	=	is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges with the Accumulation Rider" or the "Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options" table on the next page (the full tables appear in the "Surrender Charge" section of the prospectus or, if one of the Surrender Charge Waiver Options is elected, the "Reduction of Surrender Charges Schedules" table in the "Accumulation Rider" section of the prospectus).
Reduction of Surrender Charges with the Accumulation
Rider (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
7	70.0%	60.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
Reduction of Surrender Charges Schedules for the Surrender
Charge Waiver Options (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
4	0%	30%
5	0%	10%
6+	0%	0%
Appendix D-1: Surrender Charge Examples With the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.

Examples without Surrender Charge Waiver Options
The examples assume that no Surrender Charge Option Waiver is elected.
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83947	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83947) + ($1,000 x 5.45)] x 100%
	=	[$45,451.42 + $5,450] x 100%
	=	$50,901.42 which corresponds to $50.91 per $1,000 of Base Policy Specified Amount ($50,901.42 / $1000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,901.42 x 80.0% =$40,721.14 which corresponds to $40.72 per $1,000 of Base Policy Specified Amount ($40,721.14 / $1000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.86	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2241.86 x 0.85) + ($10000 x 4)] x 8.30%
	=	[$1905.58 + $40000] x 8.30%
	=	$41905.58 x 8.30%
	=	$3478.16 which corresponds to $0.35 per $1000 of Base Policy Specified Amount ($3478.16 / $10000).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2014; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.66625	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x0.66625) + ($100 x 7.50)] x 100%
	=	[$597.16+ $750] x 100%
	=	$1,347.16 which corresponds to $13.48 per $1,000 of Base Policy Specified Amount ($1,347.16 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.68183	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.68183) + ($100 x 7.50)] x 100%
	=	[$642.22 + $750] x 100%
	=	$1,392.22 which corresponds to $13.93 per $1,000 of the Base Policy Specified Amount increase ($1,392.22 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2021.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,347.16 x 70.0% =$943.01 which corresponds to $9.44 per $1,000 of Base Policy Specified Amount ($943.01 / $100).

For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,392.22 x 95.0% =$1,322.61 which corresponds to $13.23 per $1,000 of Base Policy Specified Amount ($1,322.61/ $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$943.01 + $1,322.61 =$2,265.62 which corresponds to $11.33 per $1,000 of Base Policy Specified Amount ($2,265.62 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.
Appendix D-2: Surrender Charge Examples With the Accumulation Rider for Policies Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50

Issue Age	Band 2	Band 3	Band 4	Band 5
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83947	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83947) + ($1,000 x 5.45)] x 100%
	=	[$45,451.42 + $5,450] x 100%
	=	$50,901.42 which corresponds to $50.90 per $1,000 of Base Policy Specified Amount ($50,901.42 / $1000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,901.42 x 80.0% =$40,721.14 which corresponds to $40.72 per $1,000 of Base Policy Specified Amount ($40,721.14 / $1000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.86	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2241.86 x 0.85) + ($10000 x 4)] x 8.30%
	=	[$1905.58 + $40000] x 8.30%
	=	$41905.58 x 8.30%
	=	$3478.16 which corresponds to $0.35 per $1000 of Base Policy Specified Amount ($3478.16 / $10000).

The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.66625	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x0.66625) + ($100 x 7.50)] x 100%
	=	[$597.16+ $750] x 100%
	=	$1,347.16 which corresponds to $13.47 per $1,000 of Base Policy Specified Amount ($1,347.16 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.68183	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.68183) + ($100 x 7.50)] x 100%
	=	[$642.22 + $750] x 100%
	=	$1,392.22 which corresponds to $13.92 per $1,000 of the Base Policy Specified Amount increase ($1,392.22 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,347.16 x 70.0% =$943.01 which corresponds to $9.43 per $1,000 of Base Policy Specified Amount ($943.01 / $100).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,392.22 x 95.0% =$1,322.61 which corresponds to $13.23 per $1,000 of Base Policy Specified Amount ($1,322.61/ $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$943.01 + $1,322.61 =$2,265.62 which corresponds to $11.33 per $1,000 of Base Policy Specified Amount ($2,265.62 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).

If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on two factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Total Base Policy Specified Amount at the time of determination.
Guaranteed Maximum Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
All Ages	$0.20	$0.10
Current Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
0	$0.13	$0.03
35	$0.13	$0.03
37	$0.14	$0.03
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 multiplied by the applicable Tier 2 rate; divided by
•	$1,000.
This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Maximum of ($0.00 and (BPSA - $250,000)) x Tier 2 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is any issue age; any sex; with a Base Policy Specified Amount of $250,000 and guaranteed rates apply.
The monthly charge	=	[$250,000 x 0.20] / $1,000
	=	[$50,000] / $1,000
	=	$50 or $0.20 per $1,000 of Base Policy Specified Amount ($50 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.04 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($10,000,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($9,750,000 x 0.03)] / $1,000
	=	[$32,500 + $292,500] / $1,000
	=	$325,000 / $1,000
	=	$325 or $0.04 per $1,000 of Base Policy Specified Amount ($325 / 10,000)

The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.08 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($500,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.03)] / $1,000
	=	[$32,500 + $7,500] / $1,000
	=	$40,000 / $1,000
	=	$40 or $0.08 per $1,000 of Base Policy Specified Amount ($40 / 500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 35; the Base Policy Specified Amount is $200,000 on the Policy Date; and current rates apply.
The monthly charge	=	[$200,000 x 0.13] / $1,000
	=	[$26,000] / $1,000
	=	$26 or $0.13 per $1,000 of Base Policy Specified Amount ($26 / 200)
Now assume a Base Policy Specified Amount increase of $200,000 when the Insured reaches Attained Age 37, and current rates still apply. The Base Policy Specified Amount is now $400,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $200,000 of the Base Policy Specified Amount remains $26. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.
The first $50,000 of the increase is in Tier 1 and the remaining $150,000 is in Tier 2.
The monthly charge for the increase only	=	[($50,000 x 0.14) + ($150,000 x 0.03)] / $1,000
	=	[($7,000) + ($4,500)] / $1,000
	=	$11,500 / $1,000
	=	$11.50 or $0.06 per $ 1,000 of the Base Policy Specified Amount increase ($11.50 / 200)
The total monthly Underwriting and Distribution charge from the effective date of the increase until the end of the fifth Policy Year =$26 + $11.50 =$37.50 or $0.10 per $ 1,000 of Base Policy Specified Amount ($37.50 / 400).
After the end of the fifth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $11.50, or $0.03 per $1,000 of Base Policy Specified Amount ($11.50 / $400) until the end of the fifth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on three factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Death Benefit option in effect on the Policy Date or effective date of an increase in the Base Policy Specified Amount;[1] and
(3)	the applicable Base Policy Specified Amount Tier based on the Base Policy Specified Amount at the time of determination.
[1]	The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of a Base Policy Specified Amount increase. The applicable Death Benefit option is the death benefit option in effect on the date of determination.
Guaranteed Maximum Rates:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
55	0.35	0.27	0.24	0.50	0.42	0.39
60	0.51	0.34	0.31	0.68	0.50	0.47
85	1.00	0.84	0.84	1.18	1.01	1.01
Current Rates for policies with a Policy Date on or after May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
35	0.30	0.10	0.07	0.17	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
Current Rates for policies with a Policy Date prior to May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.11	0.08
35	0.30	0.10	0.07	0.34	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus
•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by
•	$1,000.

This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $1.18 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000; and the guaranteed maximum rates apply.
The monthly charge	=	[$250,000 x 1.18] / $1,000
	=	[$295,000] / $1,000
	=	$295 or $1.18 per $1,000 of Base Policy Specified Amount ($295 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.02 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + ($250,000 x 0.05) + (($10,000,000 - $500,000) x 0.01)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.05) + ($9,500,000 x 0.01)] / $1,000
	=	[32,500 + $12,500 + $95,000] / $1,000
	=	$140,000 / $1,000
	=	$140 or $0.02 per $1,000 of Base Policy Specified Amount ($140 / 10,000)
The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.30) + (($500,000 - $250,000) x 0.10)] / $1,000
	=	[($250,000 x 0.30) + ($250,000 x 0.10)] / $1,000
	=	[$75,000 + $25,000] / $1,000
	=	$100,000 / $1,000
	=	$100 or $0.20 per $1,000 of Base Policy Specified Amount ($100 / $500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, the Base Policy Specified Amount is $400,000 on the Policy Date; and the guaranteed maximum rates apply.
The monthly charge	=	[($250,000 x 0.35) + (($400,000 – 250,000) x 0.27)] / $1,000
	=	[($250,000 x 0.35) + ($150,000) x 0.27)] / $1,000
	=	[($87,500) + ($40,500)] / $1,000
	=	$128,000 / $1,000
	=	$128 or $0.32 per $1,000 of Base Policy Specified Amount ($128 / 400)
Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 and the guaranteed maximum rates still apply. The Base Policy Specified amount is now $650,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $128. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).
The monthly charge for the increase only	=	[($100,000 x 0.34) + ($150,000 x 0.31)] / $1,000
	=	[($34,000) + ($46,500)] / $1,000
	=	$80,500 / $1,000
	=	$80.50 or $0.33 per $ 1,000 of the Base Policy Specified Amount increase ($80.50 / 250)
The total monthly Underwriting and Distribution Charge from the effective date of the increase to the end of the tenth Policy Year =$128 + $80.50 =$208.50 or $0.33 per $ 1,000 of Base Policy Specified Amount ($208.50 / 650).
After the end of the tenth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $80.50, or $0.13 per $1,000 of Base Policy Specified Amount ($80.50 / $650) until the end of the tenth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy. Information about Nationwide Life and Annuity Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-146650

Nationwide Marathon® Performance VUL
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2015 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2015.

Page
General Information and History	2
Nationwide VL Separate Account-G	2
Nationwide Investment Services Corporation (NISC)	2
Services	2
Underwriting Procedure	3
Policy Restoration Procedure	4
Maximum Surrender Charge Calculation Factors for Policies without the Accumulation Rider Issued on or after January 1, 2014	4
Maximum Surrender Charge Calculation Factors for Policies with the Accumulation Rider Issued on or after January 1, 2014	10
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013	16
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013	18
Maximum Surrender Charge Calculation Factors for Policies Issued without the Accumulation Rider Prior to January 1, 2014	20
Maximum Surrender Charge Calculation Factors for Policies Issued with the Accumulation Rider Prior to January 1, 2014	25
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013	31
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013	33
Illustrations	35
Advertising	35

Page
Tax Definition of Life Insurance	36

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
If the elect the Accumulation Rider is not elected: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all premium paid after the second Policy Year.
If the Accumulation Rider is elected without also electing a surrender charge waiver option: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first Policy Year up to the CTP, plus 5% any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.
If the Accumulation Rider is elected and also either of the surrender charge waiver options: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 180% of premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.
Nationwide paid no underwriting commissions to NISC for this separate account in the last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide maintains a record of all purchases and redemption of shares of the mutual funds. Nationwide or its affiliates may have entered into agreements with either the investment advisor or distributor for the mutual funds. The agreements relate to administrative services Nationwide or its affiliates furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for policy owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds
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agree to pay an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.
These anticipated fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only the funds that agree to pay a fee to Nationwide will be offered in the policy. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.70% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VL Separate Account-G and the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company and subsidiary for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have
4

been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation Factors for Policies without the Accumulation Rider Issued on or after January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, underwriting classification, and sex. Examples of how to calculate the surrender charge for the policy are provided in Appendix C-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On or After January 1, 2014 of the prospectus.
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
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Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
20	3.987	3.761	3.625	4.304	4.531
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
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Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775
74	69.310	65.372	63.009	74.823	78.761
75	74.065	69.857	67.332	79.957	84.165
76	79.229	N/A	N/A	N/A	90.033
77	84.854	N/A	N/A	N/A	96.425
78	90.966	N/A	N/A	N/A	103.370
79	97.574	N/A	N/A	N/A	110.879
80	104.679	N/A	N/A	N/A	118.953
81	112.323	N/A	N/A	N/A	127.640
82	120.494	N/A	N/A	N/A	136.925
83	129.291	N/A	N/A	N/A	146.922
84	138.796	N/A	N/A	N/A	157.723
85	149.046	N/A	N/A	N/A	169.370
Female Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.189	3.357
19	3.091	2.916	2.810	3.337	3.513
20	3.235	3.051	2.941	3.492	3.676
21	3.385	3.193	3.078	3.655	3.847
22	3.545	3.343	3.222	3.827	4.028
23	3.712	3.501	3.374	4.007	4.218
24	3.890	3.669	3.536	4.199	4.420
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Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
25	4.075	3.844	3.705	4.399	4.631
26	4.272	4.030	3.884	4.612	4.855
27	4.479	4.225	4.072	4.836	5.090
28	4.697	4.430	4.270	5.070	5.337
29	4.925	4.646	4.478	5.317	5.597
30	5.166	4.873	4.697	5.577	5.871
31	5.422	5.114	4.929	5.853	6.161
32	5.690	5.367	5.173	6.143	6.466
33	5.973	5.633	5.430	6.448	6.787
34	6.271	5.915	5.701	6.770	7.126
35	6.584	6.210	5.986	7.108	7.482
36	6.914	6.521	6.286	7.464	7.857
37	7.261	6.848	6.601	7.838	8.251
38	7.627	7.194	6.934	8.234	8.667
39	8.014	7.559	7.286	8.652	9.107
40	8.424	7.946	7.658	9.094	9.573
41	8.858	8.355	8.053	9.563	10.066
42	9.317	8.788	8.470	10.059	10.588
43	9.803	9.246	8.912	10.583	11.140
44	10.318	9.732	9.380	11.139	11.725
45	10.862	10.245	9.874	11.726	12.343
46	11.437	10.788	10.398	12.347	12.997
47	12.045	11.361	10.950	13.004	13.688
48	12.686	11.965	11.533	13.695	14.416
49	13.363	12.604	12.148	14.426	15.185
50	14.076	13.276	12.796	15.195	15.995
51	14.828	13.986	13.480	16.008	16.850
52	15.620	14.733	14.200	16.863	17.750
53	16.454	15.519	14.958	17.763	18.698
54	17.332	16.348	15.757	18.711	19.696
55	18.259	17.222	16.599	19.712	20.749
56	19.236	18.143	17.487	20.766	21.859
57	20.265	19.113	18.422	21.877	23.028
58	21.350	20.137	19.409	23.048	24.261
59	22.495	21.216	20.450	24.284	25.562
60	23.707	22.360	21.552	25.593	26.940
61	24.994	23.574	22.722	26.982	28.402
62	26.361	24.863	23.965	28.458	29.956
63	27.816	26.235	25.287	30.029	31.609
64	29.367	27.699	26.698	31.703	33.372
65	31.024	29.261	28.203	33.491	35.254
66	32.793	30.930	29.812	35.402	37.265
67	34.687	32.716	31.534	37.446	39.417
68	36.716	34.630	33.378	39.637	41.723
69	38.892	36.683	35.357	41.986	44.196
70	41.229	38.886	37.481	44.508	46.851
71	43.739	41.253	39.762	47.218	49.703
72	46.433	43.795	42.212	50.127	52.765
73	49.328	46.525	44.843	53.251	56.054
74	52.442	49.462	47.674	56.613	59.593
75	55.798	52.628	50.726	60.237	63.407
76	59.424	N/A	N/A	N/A	67.527
77	63.348	N/A	N/A	N/A	71.986
78	67.606	N/A	N/A	N/A	76.825
79	72.238	N/A	N/A	N/A	82.089
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Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
80	77.295	N/A	N/A	N/A	87.835
81	82.836	N/A	N/A	N/A	94.132
82	88.784	N/A	N/A	N/A	100.891
83	95.157	N/A	N/A	N/A	108.133
84	102.064	N/A	N/A	N/A	115.982
85	109.558	N/A	N/A	N/A	124.498
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Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Specified Amount: Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
10

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	63.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	47.0%	64.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	48.0%
81	32.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	25.0%	36.0%
85	24.0%	33.0%
Maximum Surrender Charge Calculation Factors for Policies with the Accumulation Rider Issued on or after January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option. Examples of how to calculate the surrender charge for the policy are provided in Appendix D-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On and After January 1, 2014 of the prospectus.
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
Issue Age	Male	Female
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
Issue Age	Male	Female
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
11

Issue Age	Male	Female
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
Issue Age	Male	Female
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
Issue Age	Male	Female
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
Age	Band 2	Band 3	Band 4	Band 5
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
12

Age	Band 2	Band 3	Band 4	Band 5
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
Age	Band 2	Band 3	Band 4	Band 5
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
13

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Options 1 and 3
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.85000	0.83651	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.84310	0.81068	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.82310	0.78764	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.80537	0.76707	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.78965	0.74908	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.77589	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.76411	0.71970	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.75390	0.70803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.76665	0.72296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.77679	0.73458	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.78651	0.74577	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.79590	0.75646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.80510	0.76687	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.81401	0.77684	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.82253	0.78637	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.83078	0.79561	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.83844	0.80456	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.84497	0.81245	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.85000	0.82010	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.85000	0.82751	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.85000	0.83466	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.80100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000
69	0.70119	0.85000	0.75807	0.85000	0.77491	0.85000	0.78407	0.85000
70	0.65545	0.85000	0.70809	0.85000	0.72344	0.85000	0.73170	0.85000
71	0.61212	0.80100	0.66077	0.85000	0.67474	0.85000	0.68217	0.85000
72	0.57099	0.75047	0.61588	0.80932	0.62857	0.82599	0.63522	0.83473
73	0.53209	0.70293	0.57349	0.75745	0.58499	0.77263	0.59094	0.78048
74	0.49520	0.65774	0.53333	0.70818	0.54374	0.72199	0.54903	0.72901
75	0.45870	0.61474	0.49375	0.66136	0.50311	0.67389	0.50779	0.68015
76	0.42504	0.57455	0.45666	0.61684	0.46538	0.62860	0.46973	0.63447
77	0.39372	0.53620	0.42218	0.57449	0.43029	0.58550	0.43435	0.59100
78	0.36462	0.49964	0.39019	0.53421	0.39773	0.54451	0.40151	0.54966
79	0.33778	0.46527	0.36070	0.49640	0.36772	0.50603	0.37123	0.51085
80	0.31290	0.43166	0.33342	0.45959	0.33995	0.46857	0.34321	0.47305
81	0.28981	0.40017	0.30814	0.42515	0.31421	0.43351	0.31725	0.43769
82	0.26845	0.37085	0.28480	0.39316	0.29045	0.40094	0.29328	0.40483
83	0.24879	0.34363	0.26334	0.36350	0.26860	0.37074	0.27123	0.37437
84	0.23079	0.31777	0.24371	0.33541	0.24861	0.34214	0.25106	0.34550
85	0.21441	0.29419	0.22586	0.30982	0.23043	0.31607	0.23272	0.31920
Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75375	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.75592	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.75841	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.76109	0.70581	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.76416	0.71066	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.76749	0.71557	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.77102	0.72079	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.77491	0.72628	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.75577	0.70404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.73866	0.68449	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.72330	0.66734	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.70990	0.65253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.69849	0.63978	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.68884	0.62920	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.68089	0.62100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.67466	0.61345	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.66974	0.60804	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.69680	0.63980	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.71122	0.65643	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.72499	0.67236	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.73820	0.68755	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.75100	0.70221	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.76331	0.71619	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.77503	0.72953	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78630	0.74235	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.79679	0.75468	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80430	0.76372	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.81144	0.77253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81820	0.78112	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82495	0.78944	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83252	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.78062	0.85000	0.84678	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
69	0.68389	0.85000	0.74077	0.85000	0.75761	0.85000	0.76677	0.85000
70	0.63920	0.83211	0.69184	0.85000	0.70719	0.85000	0.71545	0.85000
71	0.59687	0.78061	0.64552	0.84407	0.65949	0.85000	0.66691	0.85000
72	0.55669	0.73169	0.60158	0.79054	0.61427	0.80721	0.62100	0.81595
73	0.51870	0.68525	0.56009	0.73977	0.57160	0.75495	0.57754	0.76280
74	0.48267	0.64111	0.52080	0.69156	0.53121	0.70536	0.53650	0.71239
75	0.44702	0.59912	0.48207	0.64574	0.49144	0.65827	0.49612	0.66453
76	0.41417	0.55989	0.44579	0.60219	0.45451	0.61394	0.45886	0.61982
77	0.38361	0.52247	0.41207	0.56076	0.42018	0.57177	0.42423	0.57727
78	0.35521	0.48680	0.38078	0.52136	0.38832	0.53166	0.39210	0.53681
79	0.32902	0.45326	0.35194	0.48439	0.35896	0.49402	0.36247	0.49884
80	0.30476	0.42047	0.32527	0.44840	0.33180	0.45737	0.33507	0.46186
81	0.28224	0.38974	0.30056	0.41473	0.30664	0.42309	0.30968	0.42727
82	0.26141	0.36115	0.27775	0.38346	0.28341	0.39124	0.28623	0.39513
83	0.24223	0.33460	0.25678	0.35447	0.26204	0.36172	0.26467	0.36534
84	0.22468	0.30938	0.23760	0.32702	0.24250	0.33375	0.24495	0.33711
85	0.20872	0.28639	0.22017	0.30202	0.22474	0.30827	0.22702	0.31140
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
1	0.13	0.05	0.01	0.07	0.11	0.08
2	0.14	0.05	0.01	0.08	0.12	0.08
3	0.14	0.05	0.01	0.08	0.12	0.09
4	0.15	0.05	0.01	0.08	0.13	0.09
5	0.15	0.05	0.01	0.09	0.13	0.09
6	0.16	0.06	0.01	0.09	0.13	0.10
7	0.16	0.06	0.01	0.09	0.14	0.10
8	0.17	0.06	0.01	0.10	0.14	0.11
9	0.17	0.06	0.01	0.10	0.14	0.11
10	0.18	0.06	0.01	0.11	0.15	0.11
11	0.18	0.06	0.01	0.11	0.15	0.12
12	0.19	0.07	0.01	0.11	0.16	0.12
13	0.19	0.07	0.02	0.12	0.16	0.12
14	0.20	0.07	0.02	0.12	0.16	0.13
15	0.20	0.07	0.02	0.12	0.17	0.13
17

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
16	0.21	0.07	0.02	0.13	0.17	0.13
17	0.21	0.07	0.03	0.13	0.17	0.13
18	0.22	0.08	0.03	0.14	0.18	0.13
19	0.22	0.08	0.03	0.14	0.18	0.13
20	0.23	0.08	0.03	0.14	0.18	0.13
21	0.23	0.08	0.04	0.15	0.18	0.13
22	0.24	0.08	0.04	0.15	0.18	0.13
23	0.24	0.08	0.04	0.15	0.18	0.13
24	0.25	0.09	0.04	0.16	0.18	0.13
25	0.25	0.09	0.05	0.16	0.18	0.13
26	0.26	0.09	0.05	0.16	0.18	0.14
27	0.26	0.09	0.05	0.16	0.18	0.14
28	0.27	0.09	0.05	0.17	0.18	0.14
29	0.27	0.09	0.06	0.17	0.18	0.14
30	0.28	0.10	0.06	0.17	0.18	0.14
31	0.28	0.10	0.06	0.17	0.18	0.14
32	0.29	0.10	0.06	0.17	0.18	0.14
33	0.29	0.10	0.07	0.17	0.19	0.14
34	0.30	0.10	0.07	0.17	0.19	0.14
35	0.30	0.10	0.07	0.17	0.19	0.14
36	0.31	0.11	0.08	0.17	0.19	0.15
37	0.31	0.12	0.10	0.17	0.20	0.16
38	0.31	0.13	0.11	0.17	0.21	0.16
39	0.31	0.14	0.12	0.17	0.21	0.17
40	0.31	0.15	0.13	0.17	0.22	0.18
41	0.31	0.16	0.15	0.17	0.23	0.19
42	0.32	0.17	0.16	0.17	0.23	0.19
43	0.32	0.18	0.17	0.17	0.24	0.20
44	0.32	0.19	0.18	0.17	0.25	0.21
45	0.32	0.20	0.20	0.17	0.25	0.21
46	0.32	0.21	0.20	0.18	0.26	0.23
47	0.33	0.22	0.20	0.20	0.28	0.24
48	0.33	0.22	0.21	0.21	0.29	0.26
49	0.33	0.23	0.21	0.22	0.30	0.27
50	0.34	0.24	0.22	0.23	0.32	0.28
51	0.34	0.24	0.22	0.24	0.33	0.30
52	0.34	0.25	0.23	0.26	0.34	0.31
53	0.35	0.26	0.23	0.27	0.35	0.32
54	0.35	0.26	0.23	0.28	0.37	0.34
55	0.35	0.27	0.24	0.30	0.38	0.35
56	0.39	0.28	0.25	0.32	0.39	0.36
57	0.42	0.30	0.27	0.35	0.40	0.37
58	0.45	0.31	0.28	0.37	0.41	0.39
59	0.48	0.32	0.29	0.40	0.43	0.40
60	0.51	0.34	0.31	0.43	0.44	0.41
61	0.54	0.35	0.32	0.46	0.45	0.42
62	0.58	0.36	0.34	0.49	0.46	0.44
63	0.61	0.38	0.35	0.51	0.47	0.45
64	0.64	0.39	0.37	0.55	0.48	0.46
65	0.67	0.40	0.38	0.58	0.49	0.47
66	0.69	0.43	0.41	0.60	0.52	0.50
18

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
67	0.70	0.46	0.44	0.63	0.54	0.52
68	0.72	0.48	0.47	0.66	0.56	0.55
69	0.74	0.51	0.50	0.68	0.58	0.57
70	0.75	0.54	0.53	0.71	0.61	0.60
71	0.77	0.56	0.55	0.74	0.63	0.62
72	0.79	0.59	0.58	0.77	0.65	0.65
73	0.80	0.62	0.61	0.80	0.68	0.67
74	0.82	0.64	0.64	0.83	0.70	0.70
75	0.84	0.67	0.67	0.86	0.72	0.72
76	0.85	0.69	0.69	0.89	0.73	0.73
77	0.87	0.70	0.70	0.93	0.75	0.75
78	0.89	0.72	0.72	0.96	0.76	0.76
79	0.90	0.74	0.74	0.99	0.78	0.78
80	0.92	0.75	0.75	1.02	0.79	0.79
81	0.94	0.77	0.77	1.05	0.81	0.81
82	0.95	0.79	0.79	1.08	0.82	0.82
83	0.97	0.80	0.80	1.12	0.83	0.83
84	0.99	0.82	0.82	1.15	0.85	0.85
85	1.00	0.84	0.84	1.18	0.86	0.86
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
19

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
20	0.23	0.08	0.03	0.35	0.22	0.17
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30
45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
20

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
71	0.77	0.56	0.55	0.95	0.74	0.73
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01
Maximum Surrender Charge Calculation Factors for Policies Issued without the Accumulation Rider Prior to January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, underwriting classification, and sex. Examples of how to calculate the Surrender Charge for the policy are provided in Appendix C-2: Surrender Charge Examples With the Accumulation Rider for Policies Issued Prior to January 1, 2014 of the prospectus.
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
21

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
20	3.987	3.761	3.625	4.304	4.531
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775
74	69.310	65.372	63.009	74.823	78.761
22

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
75	74.065	69.857	67.332	79.957	84.165
76	79.229	N/A	N/A	N/A	90.033
77	84.854	N/A	N/A	N/A	96.425
78	90.966	N/A	N/A	N/A	103.370
79	97.574	N/A	N/A	N/A	110.879
80	104.679	N/A	N/A	N/A	118.953
81	112.323	N/A	N/A	N/A	127.640
82	120.494	N/A	N/A	N/A	136.925
83	129.291	N/A	N/A	N/A	146.922
84	138.796	N/A	N/A	N/A	157.723
85	149.046	N/A	N/A	N/A	169.370
Female Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.189	3.357
19	3.091	2.916	2.810	3.337	3.513
20	3.235	3.051	2.941	3.492	3.676
21	3.385	3.193	3.078	3.655	3.847
22	3.545	3.343	3.222	3.827	4.028
23	3.712	3.501	3.374	4.007	4.218
24	3.890	3.669	3.536	4.199	4.420
25	4.075	3.844	3.705	4.399	4.631
26	4.272	4.030	3.884	4.612	4.855
27	4.479	4.225	4.072	4.836	5.090
28	4.697	4.430	4.270	5.070	5.337
29	4.925	4.646	4.478	5.317	5.597
30	5.166	4.873	4.697	5.577	5.871
31	5.422	5.114	4.929	5.853	6.161
32	5.690	5.367	5.173	6.143	6.466
33	5.973	5.633	5.430	6.448	6.787
34	6.271	5.915	5.701	6.770	7.126
35	6.584	6.210	5.986	7.108	7.482
36	6.914	6.521	6.286	7.464	7.857
37	7.261	6.848	6.601	7.838	8.251
38	7.627	7.194	6.934	8.234	8.667
39	8.014	7.559	7.286	8.652	9.107
23

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
40	8.424	7.946	7.658	9.094	9.573
41	8.858	8.355	8.053	9.563	10.066
42	9.317	8.788	8.470	10.059	10.588
43	9.803	9.246	8.912	10.583	11.140
44	10.318	9.732	9.380	11.139	11.725
45	10.862	10.245	9.874	11.726	12.343
46	11.437	10.788	10.398	12.347	12.997
47	12.045	11.361	10.950	13.004	13.688
48	12.686	11.965	11.533	13.695	14.416
49	13.363	12.604	12.148	14.426	15.185
50	14.076	13.276	12.796	15.195	15.995
51	14.828	13.986	13.480	16.008	16.850
52	15.620	14.733	14.200	16.863	17.750
53	16.454	15.519	14.958	17.763	18.698
54	17.332	16.348	15.757	18.711	19.696
55	18.259	17.222	16.599	19.712	20.749
56	19.236	18.143	17.487	20.766	21.859
57	20.265	19.113	18.422	21.877	23.028
58	21.350	20.137	19.409	23.048	24.261
59	22.495	21.216	20.450	24.284	25.562
60	23.707	22.360	21.552	25.593	26.940
61	24.994	23.574	22.722	26.982	28.402
62	26.361	24.863	23.965	28.458	29.956
63	27.816	26.235	25.287	30.029	31.609
64	29.367	27.699	26.698	31.703	33.372
65	31.024	29.261	28.203	33.491	35.254
66	32.793	30.930	29.812	35.402	37.265
67	34.687	32.716	31.534	37.446	39.417
68	36.716	34.630	33.378	39.637	41.723
69	38.892	36.683	35.357	41.986	44.196
70	41.229	38.886	37.481	44.508	46.851
71	43.739	41.253	39.762	47.218	49.703
72	46.433	43.795	42.212	50.127	52.765
73	49.328	46.525	44.843	53.251	56.054
74	52.442	49.462	47.674	56.613	59.593
75	55.798	52.628	50.726	60.237	63.407
76	59.424	N/A	N/A	N/A	67.527
77	63.348	N/A	N/A	N/A	71.986
78	67.606	N/A	N/A	N/A	76.825
79	72.238	N/A	N/A	N/A	82.089
80	77.295	N/A	N/A	N/A	87.835
81	82.836	N/A	N/A	N/A	94.132
82	88.784	N/A	N/A	N/A	100.891
83	95.157	N/A	N/A	N/A	108.133
84	102.064	N/A	N/A	N/A	115.982
85	109.558	N/A	N/A	N/A	124.498
24

Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Specified Amount: Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
25

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	64.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	48.0%	65.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	49.0%
81	33.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	26.0%	36.0%
85	24.0%	33.0%
Maximum Surrender Charge Calculation Factors for Policies Issued with the Accumulation Rider Prior to January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option. Examples of how to calculate the Surrender Charge for the policy are provided in Appendix D-2: Surrender Charge Examples With the Accumulation Rider for Policies Prior to January 1, 2014 of the prospectus.
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
Issue Age	Male	Female
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
Issue Age	Male	Female
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
26

Issue Age	Male	Female
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
Issue Age	Male	Female
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
Issue Age	Male	Female
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
Age	Band 2	Band 3	Band 4	Band 5
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
27

Age	Band 2	Band 3	Band 4	Band 5
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
Age	Band 2	Band 3	Band 4	Band 5
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
28

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Options 1 and 3
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.84351	0.83142	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.81944	0.80268	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.79740	0.77680	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.77778	0.75392	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.76043	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.74505	0.71536	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.73161	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.72010	0.68600	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.71004	0.67440	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.72320	0.68961	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.73346	0.70130	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.74329	0.71266	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.75284	0.72348	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.76221	0.73396	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.77131	0.74403	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.78003	0.75374	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78849	0.76314	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.79649	0.77226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80340	0.78028	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.80999	0.78810	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81624	0.79572	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82243	0.80302	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.79892	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
69	0.70009	0.85000	0.75695	0.85000	0.77377	0.85000	0.78292	0.85000
70	0.65445	0.85000	0.70706	0.85000	0.72240	0.85000	0.73065	0.85000
71	0.61120	0.79980	0.65983	0.85000	0.67379	0.85000	0.68120	0.85000
72	0.57015	0.74971	0.61503	0.80855	0.62770	0.82520	0.63435	0.83393
73	0.53135	0.70216	0.57273	0.75666	0.58422	0.77183	0.59016	0.77967
74	0.49452	0.65698	0.53264	0.70740	0.54304	0.72120	0.54832	0.72821
75	0.45964	0.61401	0.49471	0.66062	0.50409	0.67313	0.50878	0.67939
76	0.42735	0.57387	0.45902	0.61615	0.46778	0.62789	0.47215	0.63376
77	0.39707	0.53555	0.42560	0.57382	0.43377	0.58482	0.43785	0.59032
78	0.36872	0.49903	0.39437	0.53358	0.40198	0.54387	0.40579	0.54902
79	0.34239	0.46476	0.36541	0.49588	0.37250	0.50551	0.37605	0.51032
80	0.31783	0.43278	0.33845	0.46074	0.34506	0.46973	0.34837	0.47423
81	0.29489	0.40263	0.31332	0.42767	0.31948	0.43607	0.32256	0.44027
82	0.27354	0.37437	0.28999	0.39675	0.29573	0.40459	0.29860	0.40851
83	0.25376	0.34792	0.26841	0.36788	0.27375	0.37520	0.27642	0.37885
84	0.23555	0.32254	0.24857	0.34029	0.25355	0.34709	0.25604	0.35050
85	0.21890	0.29926	0.23045	0.31498	0.23509	0.32133	0.23741	0.32450
Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75264	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.74648	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.74145	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.73722	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.73384	0.69665	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.73141	0.69435	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.72961	0.69296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.72864	0.69234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.70967	0.67024	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.69279	0.65067	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.67763	0.63347	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.66460	0.61881	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.65357	0.60607	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.64425	0.59547	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.63662	0.58678	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.63065	0.57976	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.62588	0.57442	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.65336	0.60646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.66790	0.62315	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.68177	0.63925	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.69514	0.65457	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.70812	0.66930	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.72062	0.68338	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.73255	0.69689	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.74402	0.70988	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.75485	0.72238	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.76274	0.73155	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.77033	0.74054	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.77759	0.74933	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.78482	0.75782	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.84789	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83129	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.77940	0.85000	0.84553	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
69	0.68282	0.85000	0.73968	0.85000	0.75649	0.85000	0.76564	0.85000
70	0.63822	0.83139	0.69083	0.85000	0.70617	0.85000	0.71441	0.85000
71	0.59597	0.77987	0.64460	0.84333	0.65855	0.85000	0.66597	0.85000
72	0.55587	0.73095	0.60075	0.78978	0.61342	0.80644	0.62007	0.81517
73	0.51797	0.68450	0.55935	0.73900	0.57084	0.75417	0.57678	0.76201
74	0.48201	0.64037	0.52013	0.69079	0.53052	0.70459	0.53581	0.71160
75	0.44795	0.59841	0.48302	0.64502	0.49239	0.65753	0.49708	0.66379
76	0.41643	0.55923	0.44810	0.60151	0.45686	0.61325	0.46123	0.61912
77	0.38688	0.52184	0.41541	0.56011	0.42358	0.57111	0.42766	0.57661
78	0.35923	0.48619	0.38488	0.52075	0.39249	0.53104	0.39630	0.53618
79	0.33354	0.45276	0.35656	0.48388	0.36365	0.49351	0.36720	0.49832
80	0.30958	0.42156	0.33020	0.44952	0.33682	0.45851	0.34012	0.46301
81	0.28721	0.39216	0.30564	0.41719	0.31180	0.42559	0.31488	0.42979
82	0.26638	0.36460	0.28283	0.38698	0.28857	0.39482	0.29144	0.39874
83	0.24709	0.33880	0.26174	0.35876	0.26709	0.36608	0.26976	0.36973
84	0.22934	0.31405	0.24236	0.33180	0.24734	0.33860	0.24983	0.34201
85	0.21311	0.29135	0.22466	0.30708	0.22930	0.31342	0.23162	0.31659
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
1	0.13	0.05	0.01	0.07	0.11	0.08
2	0.14	0.05	0.01	0.08	0.12	0.08
3	0.14	0.05	0.01	0.08	0.12	0.09
4	0.15	0.05	0.01	0.08	0.13	0.09
5	0.15	0.05	0.01	0.09	0.13	0.09
6	0.16	0.06	0.01	0.09	0.13	0.10
7	0.16	0.06	0.01	0.09	0.14	0.10
8	0.17	0.06	0.01	0.10	0.14	0.11
9	0.17	0.06	0.01	0.10	0.14	0.11
10	0.18	0.06	0.01	0.11	0.15	0.11
11	0.18	0.06	0.01	0.11	0.15	0.12
12	0.19	0.07	0.01	0.11	0.16	0.12
13	0.19	0.07	0.02	0.12	0.16	0.12
14	0.20	0.07	0.02	0.12	0.16	0.13
15	0.20	0.07	0.02	0.12	0.17	0.13
32

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
16	0.21	0.07	0.02	0.13	0.17	0.13
17	0.21	0.07	0.03	0.13	0.17	0.13
18	0.22	0.08	0.03	0.14	0.18	0.13
19	0.22	0.08	0.03	0.14	0.18	0.13
20	0.23	0.08	0.03	0.14	0.18	0.13
21	0.23	0.08	0.04	0.15	0.18	0.13
22	0.24	0.08	0.04	0.15	0.18	0.13
23	0.24	0.08	0.04	0.15	0.18	0.13
24	0.25	0.09	0.04	0.16	0.18	0.13
25	0.25	0.09	0.05	0.16	0.18	0.13
26	0.26	0.09	0.05	0.16	0.18	0.14
27	0.26	0.09	0.05	0.16	0.18	0.14
28	0.27	0.09	0.05	0.17	0.18	0.14
29	0.27	0.09	0.06	0.17	0.18	0.14
30	0.28	0.10	0.06	0.17	0.18	0.14
31	0.28	0.10	0.06	0.17	0.18	0.14
32	0.29	0.10	0.06	0.17	0.18	0.14
33	0.29	0.10	0.07	0.17	0.19	0.14
34	0.30	0.10	0.07	0.17	0.19	0.14
35	0.30	0.10	0.07	0.17	0.19	0.14
36	0.31	0.11	0.08	0.17	0.19	0.15
37	0.31	0.12	0.10	0.17	0.20	0.16
38	0.31	0.13	0.11	0.17	0.21	0.16
39	0.31	0.14	0.12	0.17	0.21	0.17
40	0.31	0.15	0.13	0.17	0.22	0.18
41	0.31	0.16	0.15	0.17	0.23	0.19
42	0.32	0.17	0.16	0.17	0.23	0.19
43	0.32	0.18	0.17	0.17	0.24	0.20
44	0.32	0.19	0.18	0.17	0.25	0.21
45	0.32	0.20	0.20	0.17	0.25	0.21
46	0.32	0.21	0.20	0.18	0.26	0.23
47	0.33	0.22	0.20	0.20	0.28	0.24
48	0.33	0.22	0.21	0.21	0.29	0.26
49	0.33	0.23	0.21	0.22	0.30	0.27
50	0.34	0.24	0.22	0.23	0.32	0.28
51	0.34	0.24	0.22	0.24	0.33	0.30
52	0.34	0.25	0.23	0.26	0.34	0.31
53	0.35	0.26	0.23	0.27	0.35	0.32
54	0.35	0.26	0.23	0.28	0.37	0.34
55	0.35	0.27	0.24	0.30	0.38	0.35
56	0.39	0.28	0.25	0.32	0.39	0.36
57	0.42	0.30	0.27	0.35	0.40	0.37
58	0.45	0.31	0.28	0.37	0.41	0.39
59	0.48	0.32	0.29	0.40	0.43	0.40
60	0.51	0.34	0.31	0.43	0.44	0.41
61	0.54	0.35	0.32	0.46	0.45	0.42
62	0.58	0.36	0.34	0.49	0.46	0.44
63	0.61	0.38	0.35	0.51	0.47	0.45
64	0.64	0.39	0.37	0.55	0.48	0.46
65	0.67	0.40	0.38	0.58	0.49	0.47
66	0.69	0.43	0.41	0.60	0.52	0.50
33

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
67	0.70	0.46	0.44	0.63	0.54	0.52
68	0.72	0.48	0.47	0.66	0.56	0.55
69	0.74	0.51	0.50	0.68	0.58	0.57
70	0.75	0.54	0.53	0.71	0.61	0.60
71	0.77	0.56	0.55	0.74	0.63	0.62
72	0.79	0.59	0.58	0.77	0.65	0.65
73	0.80	0.62	0.61	0.80	0.68	0.67
74	0.82	0.64	0.64	0.83	0.70	0.70
75	0.84	0.67	0.67	0.86	0.72	0.72
76	0.85	0.69	0.69	0.89	0.73	0.73
77	0.87	0.70	0.70	0.93	0.75	0.75
78	0.89	0.72	0.72	0.96	0.76	0.76
79	0.90	0.74	0.74	0.99	0.78	0.78
80	0.92	0.75	0.75	1.02	0.79	0.79
81	0.94	0.77	0.77	1.05	0.81	0.81
82	0.95	0.79	0.79	1.08	0.82	0.82
83	0.97	0.80	0.80	1.12	0.83	0.83
84	0.99	0.82	0.82	1.15	0.85	0.85
85	1.00	0.84	0.84	1.18	0.86	0.86
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
34

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
20	0.23	0.08	0.03	0.35	0.22	0.17
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30
45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
35

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
71	0.77	0.56	0.55	0.95	0.74	0.73
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
36

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
37

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
38

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:

Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
5,763 shares (cost $67,659)	$67,657
VP Inflation Protection Fund - Class I (ACVIP1)
402,848 shares (cost $4,454,084)	4,201,704
Global Allocation V.I. Fund - Class I (BRVGA1)
333,468 shares (cost $5,694,204)	5,412,181
Global Allocation V.I. Fund - Class II (MLVGA2)
179,767 shares (cost $2,877,326)	2,908,632
VIP Small Cap Value Series: Service Class (DWVSVS)
12,783 shares (cost $503,076)	512,331
VA Global Bond Portfolio (DFVGB)
340,550 shares (cost $3,690,848)	3,647,289
VA International Small Portfolio (DFVIS)
412,970 shares (cost $4,889,110)	4,567,446
VA International Value Portfolio (DFVIV)
376,499 shares (cost $4,755,322)	4,416,335
VA Short-Term Fixed Portfolio (DFVSTF)
375,521 shares (cost $3,834,946)	3,822,806
VA U.S. Large Value Portfolio (DFVULV)
268,450 shares (cost $5,979,609)	6,166,300
VA U.S. Targeted Value Portfolio (DFVUTV)
238,457 shares (cost $4,175,146)	4,351,831
Stock Index Fund, Inc. - Initial Shares (DSIF)
249,892 shares (cost $8,720,094)	11,242,654
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
131,373 shares (cost $2,111,146)	2,165,031
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
76,528 shares (cost $590,254)	571,662
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
175,131 shares (cost $3,361,410)	3,250,430
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,160 shares (cost $24,961)	25,526
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
25,693 shares (cost $110,658)	148,507
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
38,789 shares (cost $493,159)	477,100
Forty Portfolio: Service Shares (JACAS)
71,558 shares (cost $2,651,399)	2,805,781
Global Technology Portfolio: Service Shares (JAGTS)
115,613 shares (cost $868,748)	989,648
Overseas Portfolio: Service Shares (JAIGS)
94,144 shares (cost $3,535,786)	2,970,251
M Large Cap Value Fund (MFBOV)
79,416 shares (cost $1,049,243)	1,061,000
M Capital Appreciation Fund (MFFCA)
30,176 shares (cost $835,583)	911,915
M International Equity Fund (MFBIE)
63,725 shares (cost $746,335)	760,234
M Large Cap Growth Fund (MFTCG)
46,507 shares (cost $1,020,260)	1,113,833
Investors Growth Stock Series - Initial Class (MIGIC)
616 shares (cost $9,465)	9,881

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
220,227 shares (cost $4,683,691)	$4,785,539
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
45,371 shares (cost $881,581)	740,451
Value Series - Initial Class (MVFIC)
353,660 shares (cost $5,748,621)	7,193,437
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,615 shares (cost $75,172)	98,942
Core Plus Fixed Income Portfolio - Class I (MSVFI)
15,400 shares (cost $162,374)	164,472
NVIT International Index Fund Class I (NVIX)
17,978 shares (cost $175,828)	162,161
NVIT Bond Index Fund Class I (NVBX)
8,569 shares (cost $92,453)	91,598
NVIT Cardinal Managed Growth Class I (NCPG)
57,660 shares (cost $627,787)	599,089
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
6,606 shares (cost $70,708)	68,704
NVIT Investor Destinations Managed Growth Class I (IDPG)
18,177 shares (cost $195,818)	193,045
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
28,103 shares (cost $300,122)	297,609
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
121,899 shares (cost $2,186,121)	2,335,583
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
464,426 shares (cost $9,561,234)	11,564,218
American Funds NVIT Bond Fund - Class II (GVABD2)
59,123 shares (cost $677,906)	681,687
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
91,045 shares (cost $2,257,205)	2,802,375
American Funds NVIT Growth Fund - Class II (GVAGR2)
66,161 shares (cost $4,418,688)	5,560,846
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
33,478 shares (cost $1,386,987)	1,976,214
Federated NVIT High Income Bond Fund - Class I (HIBF)
494,772 shares (cost $3,432,307)	3,290,236
NVIT Emerging Markets Fund - Class I (GEM)
608,377 shares (cost $6,998,925)	6,698,228
NVIT International Equity Fund - Class I (GIG)
57,764 shares (cost $621,257)	594,965
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
18,852 shares (cost $160,860)	192,665
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
71,482 shares (cost $726,520)	725,546
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
108,113 shares (cost $1,377,912)	1,784,951
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
715,297 shares (cost $7,112,976)	7,796,742
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
474,222 shares (cost $5,234,747)	5,629,015
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
731,773 shares (cost $8,086,213)	8,839,822
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
188,225 shares (cost $2,020,111)	2,004,598
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
1,306,500 shares (cost $14,326,377)	15,717,197

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,926,745 shares (cost $20,531,433)	$21,425,406
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
225,974 shares (cost $2,470,018)	2,589,666
NVIT Core Bond Fund - Class I (NVCBD1)
141,189 shares (cost $1,549,250)	1,541,787
NVIT Core Plus Bond Fund - Class I (NVLCP1)
130,728 shares (cost $1,503,281)	1,496,832
NVIT Nationwide Fund - Class I (TRF)
56,363 shares (cost $516,101)	824,025
NVIT Government Bond Fund - Class I (GBF)
121,030 shares (cost $1,366,427)	1,339,805
American Century NVIT Growth Fund - Class I (CAF)
72,025 shares (cost $1,471,127)	1,606,875
NVIT International Index Fund - Class II (GVIX2)
322,637 shares (cost $3,159,904)	2,903,735
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
261,658 shares (cost $2,500,269)	3,383,232
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
55,192 shares (cost $737,695)	853,818
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
124,695 shares (cost $1,779,814)	2,222,070
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
96,008 shares (cost $991,506)	1,001,365
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
596,439 shares (cost $6,427,708)	7,968,428
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
838,569 shares (cost $8,829,653)	11,630,948
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,215 shares (cost $878,533)	978,363
NVIT Mid Cap Index Fund - Class I (MCIF)
197,713 shares (cost $4,471,459)	4,960,627
NVIT Money Market Fund - Class I (SAM)
2,478,552 shares (cost $2,478,552)	2,478,552
NVIT Money Market Fund - Class V (SAM5)
7,120,396 shares (cost $7,120,396)	7,120,396
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
125,543 shares (cost $1,510,382)	1,392,270
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
121,221 shares (cost $1,354,790)	1,221,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
185,892 shares (cost $2,129,304)	2,496,533
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
105,870 shares (cost $1,173,198)	1,248,212
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
172,051 shares (cost $1,851,074)	2,164,396
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
55,284 shares (cost $692,241)	652,905
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
53,254 shares (cost $633,787)	630,523
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
53,015 shares (cost $1,039,435)	1,112,254
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
65,177 shares (cost $875,168)	1,033,712
NVIT Multi-Manager Small Company Fund - Class I (SCF)
64,002 shares (cost $1,352,990)	1,500,837

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Sector Bond Fund - Class I (MSBF)
109,007 shares (cost $992,571)	$994,144
NVIT Short Term Bond Fund - Class I (NVSTB1)
32,241 shares (cost $339,232)	335,624
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,591 shares (cost $68,697)	68,344
NVIT Large Cap Growth Fund - Class I (NVOLG1)
255,543 shares (cost $4,631,966)	5,811,042
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
468,942 shares (cost $5,649,840)	6,039,979
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
190,502 shares (cost $2,847,890)	2,941,344
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
169,339 shares (cost $2,827,443)	3,009,149
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
165,095 shares (cost $1,750,700)	1,716,988
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
912,916 shares (cost $11,087,078)	12,160,045
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
1,577,254 shares (cost $19,961,037)	21,781,875
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
75,126 shares (cost $883,056)	890,238
Templeton NVIT International Value Fund - Class III (NVTIV3)
68,300 shares (cost $838,427)	828,473
Invesco NVIT Comstock Value Fund - Class I (EIF)
96,615 shares (cost $1,193,118)	1,605,744
NVIT Real Estate Fund - Class I (NVRE1)
925,651 shares (cost $8,348,472)	7,840,268
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,452 shares (cost $29,039)	28,495
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
51,260 shares (cost $608,458)	584,878
NVIT Small Cap Index Fund Class II (NVSIX2)
85,974 shares (cost $1,161,895)	1,191,596
NVIT S&P 500 Index Fund Class I (GVEX1)
360,493 shares (cost $4,814,165)	5,158,655
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
45,319 shares (cost $519,344)	529,777
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
62,537 shares (cost $739,270)	732,937
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
36,432 shares (cost $441,054)	435,730
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
136,718 shares (cost $2,747,098)	3,000,961
VP Inflation Protection Fund - Class II (ACVIP2)
59,606 shares (cost $695,184)	619,302
VP Mid Cap Value Fund - Class I (ACVMV1)
143,092 shares (cost $2,176,416)	2,838,955
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
245,813 shares (cost $3,546,951)	4,522,950
Appreciation Portfolio - Initial Shares (DCAP)
29,352 shares (cost $1,252,447)	1,453,200
Quality Bond Fund II - Primary Shares (FQB)
16,074 shares (cost $183,479)	183,569
VIP Energy Portfolio - Service Class 2 (FNRS2)
325,159 shares (cost $6,884,092)	6,623,488

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Equity-Income Portfolio - Service Class (FEIS)
209,278 shares (cost $4,507,589)	$5,060,343
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
107,087 shares (cost $1,232,393)	1,331,086
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
191,463 shares (cost $2,223,905)	2,439,235
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
458,444 shares (cost $4,965,332)	5,955,186
VIP Growth Portfolio - Service Class (FGS)
87,559 shares (cost $4,229,384)	5,544,206
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
324,616 shares (cost $4,135,940)	4,109,642
VIP Mid Cap Portfolio - Service Class (FMCS)
202,784 shares (cost $6,793,820)	7,592,224
VIP Overseas Portfolio - Service Class R (FOSR)
108,180 shares (cost $1,747,094)	2,011,058
VIP Value Strategies Portfolio - Service Class (FVSS)
1,696 shares (cost $15,788)	25,712
Franklin Income Securities Fund - Class 2 (FTVIS2)
52,358 shares (cost $781,178)	837,729
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,737 shares (cost $59,062)	81,106
Small Cap Value Securities Fund - Class 1 (FTVSVI)
134,324 shares (cost $2,485,854)	3,063,928
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
51,922 shares (cost $513,965)	477,686
Templeton Foreign Securities Fund - Class 2 (TIF2)
40,099 shares (cost $702,013)	603,491
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
108,489 shares (cost $2,029,807)	1,951,715
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
187,544 shares (cost $1,377,978)	1,391,575
Short Duration Bond Portfolio - I Class Shares (AMTB)
62,856 shares (cost $678,909)	670,044
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,574 shares (cost $26,991)	28,223
Socially Responsive Portfolio - I Class Shares (AMSRS)
7,823 shares (cost $114,036)	186,823
Global Securities Fund/VA - Non-Service Shares (OVGS)
69,190 shares (cost $2,822,003)	2,733,002
International Growth Fund/VA - Non-Service Shares (OVIG)
20,720 shares (cost $48,537)	47,864
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
68,521 shares (cost $1,879,651)	2,302,987
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
62,709 shares (cost $1,412,953)	1,665,554
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
88,971 shares (cost $481,884)	471,547
All Asset Portfolio - Administrative Class (PMVAAA)
45,267 shares (cost $496,998)	468,963
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
23,420 shares (cost $128,402)	113,824
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
87,154 shares (cost $1,001,979)	917,735
Low Duration Portfolio - Administrative Class (PMVLDA)
369,467 shares (cost $3,945,226)	3,908,959

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
296,928 shares (cost $3,309,209)	$3,325,589
VI American Franchise Fund - Series I Shares (ACEG)
587 shares (cost $22,710)	32,191
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
11,971 shares (cost $164,529)	168,310
Variable Fund - Multi-Hedge Strategies (RVARS)
10,111 shares (cost $231,158)	240,736
T. Rowe Price Health Sciences Portfolio (TRHSP)
179,179 shares (cost $5,725,760)	6,701,285
Health Sciences Portfolio - II (TRHS2)
44,929 shares (cost $1,063,212)	1,628,691
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
85,772 shares (cost $2,539,657)	2,176,046
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,332 shares (cost $7,404)	7,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
15,547 shares (cost $86,182)	83,852
Variable Insurance Portfolios - Asset Strategy (WRASP)
985,274 shares (cost $10,618,185)	10,708,259
Variable Insurance Portfolios - Balanced (WRBP)
33,727 shares (cost $321,546)	343,830
Variable Insurance Portfolios - Bond (WRBDP)
144,203 shares (cost $810,923)	770,275
Variable Insurance Portfolios - Core Equity (WRCEP)
48,629 shares (cost $602,455)	689,377
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
75,932 shares (cost $563,584)	686,907
Variable Insurance Portfolios - Energy (WRENG)
42,282 shares (cost $274,016)	275,165
Variable Insurance Portfolios - Global Bond (WRGBP)
11,280 shares (cost $57,987)	56,948
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
116,722 shares (cost $640,664)	551,474
Variable Insurance Portfolios - Growth (WRGP)
55,605 shares (cost $609,463)	671,866
Variable Insurance Portfolios - High Income (WRHIP)
864,599 shares (cost $3,393,434)	3,329,226
Variable Insurance Portfolios - International Growth (WRIP)
57,921 shares (cost $487,674)	512,308
Variable Insurance Portfolios - International Core Equity (WRI2P)
24,735 shares (cost $419,521)	445,158
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2,245 shares (cost $11,022)	11,003
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
10,369 shares (cost $267,611)	277,164
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
158,035 shares (cost $1,591,984)	1,713,815
Variable Insurance Portfolios - Money Market (WRMMP)
245,499 shares (cost $245,499)	245,499
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
153,289 shares (cost $794,865)	878,301
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
58,021 shares (cost $312,950)	321,425
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
504,915 shares (cost $2,684,033)	2,964,255

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
595,778 shares (cost $3,305,579)	$3,655,576
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
71,287 shares (cost $391,259)	413,777
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
28,407 shares (cost $243,332)	272,283
Variable Insurance Portfolios - Science and Technology (WRSTP)
46,420 shares (cost $887,603)	1,161,570
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
33,606 shares (cost $355,746)	408,391
Variable Insurance Portfolios - Small Cap Value (WRSCV)
15,676 shares (cost $253,703)	281,858
Variable Insurance Portfolios - Value (WRVP)
36,017 shares (cost $232,240)	266,052
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
99,443 shares (cost $918,683)	990,448

Total Investments	$448,132,538

Accounts Receivable-Global Technology Portfolio: Service Shares (JAGTS)	2,251
Accounts Receivable-Investors Growth Stock Series - Initial Class (MIGIC)	10
Accounts Receivable-T. Rowe Price Health Sciences Portfolio (TRHSP)	2,387
Accounts Receivable-Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	2

Accounts Payable-Short Duration Bond Portfolio - I Class Shares (AMTB)	(420)
Accounts Payable-NVIT Government Bond Fund - Class I (GBF)	(418)
Accounts Payable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	(201)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(326)
Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	(506)
Accounts Payable-NVIT Nationwide Fund - Class I (TRF)	(529)
Accounts Payable-Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	(4)
Other Accounts Payable	(2,845)

$448,131,939

Contract Owners’ Equity:
Accumulation units	448,131,939

Total Contract Owners’ Equity (note 8)	$448,131,939

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$7,250,490	340	53,121	119,126	60,229	137	75,110	94,454

Net investment income (loss)	7,250,490	340	53,121	119,126	60,229	137	75,110	94,454

Realized gain (loss) on investments	11,352,216	906	(25,131)	68,109	16,002	1,039	(1,751)	48,033
Change in unrealized gain (loss) on investments	(16,656,545)	(1,635)	(10,927)	(513,543)	(242,776)	7,150	(8,902)	(515,136)

Net gain (loss) on investments	(5,304,329)	(729)	(36,058)	(445,434)	(226,774)	8,189	(10,653)	(467,103)

Reinvested capital gains	15,346,878	2,353	75,724	408,902	223,355	3,497	5,594	94,592

Net increase (decrease) in contract owners’ equity resulting from operations	$17,293,039	1,964	92,787	82,594	56,810	11,823	70,051	(278,057)

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$170,945	7,011	106,798	38,980	178,005	101,613	16,384	140,018

Net investment income (loss)	170,945	7,011	106,798	38,980	178,005	101,613	16,384	140,018

Realized gain (loss) on investments	43,356	(301)	120,452	27,242	304,768	55,446	397	10,188
Change in unrealized gain (loss) on investments	(547,007)	(6,959)	46,274	(141,196)	709,374	(77,901)	(3,641)	(97,166)

Net gain (loss) on investments	(503,651)	(7,260)	166,726	(113,954)	1,014,142	(22,455)	(3,244)	(86,978)

Reinvested capital gains	-	2,110	106,608	206,060	106,950	-	462	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,706)	1,861	380,132	131,086	1,299,097	79,158	13,602	53,040

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MFBOV	MFFCA
Reinvested dividends	$9	-	-	816	-	192,876	12,010	-

Net investment income (loss)	9	-	-	816	-	192,876	12,010	-

Realized gain (loss) on investments	122	6,898	(258)	84,055	44,324	(87,176)	18,588	10,868
Change in unrealized gain (loss) on investments	461	3,416	(16,058)	(674,068)	(15,689)	(739,585)	(59,666)	(8,559)

Net gain (loss) on investments	583	10,314	(16,316)	(590,013)	28,635	(826,761)	(41,078)	2,309

Reinvested capital gains	206	-	16,892	805,568	43,294	237,465	111,188	86,389

Net increase (decrease) in contract owners’ equity resulting from operations	$798	10,314	576	216,371	71,929	(396,420)	82,120	88,698

Investment Activity:	MFBIE	MFTCG	MIGIC	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$18,366	442	49	84,121	-	101,942	1,894	2,590

Net investment income (loss)	18,366	442	49	84,121	-	101,942	1,894	2,590

Realized gain (loss) on investments	4,238	14,781	2,618	120,498	(17,217)	614,808	4,438	549
Change in unrealized gain (loss) on investments	(74,237)	(50,974)	(1,176)	(148,391)	(182,276)	(237,262)	(5,091)	3,854

Net gain (loss) on investments	(69,999)	(36,193)	1,442	(27,893)	(199,493)	377,546	(653)	4,403

Reinvested capital gains	-	128,124	525	-	157,026	206,258	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,633)	92,373	2,016	56,228	(42,467)	685,746	1,241	6,993

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVIX	NVBX	NCPG	NCPGI	IDPG	IDPGI	NVAMV1	GVAAA2
Reinvested dividends	$3,641	1,914	15,761	1,296	1,973	4,628	48,463	102,197

Net investment income (loss)	3,641	1,914	15,761	1,296	1,973	4,628	48,463	102,197

Realized gain (loss) on investments	(1,950)	1	(73)	(42)	9	(16)	235,893	510,057
Change in unrealized gain (loss) on investments	(13,667)	(855)	(28,698)	(2,004)	(2,773)	(2,513)	(274,685)	(109,928)

Net gain (loss) on investments	(15,617)	(854)	(28,771)	(2,046)	(2,764)	(2,529)	(38,792)	400,129

Reinvested capital gains	-	-	8,449	801	149	14	285,781	16,798

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,976)	1,060	(4,561)	51	(642)	2,113	295,452	519,124

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$8,238	19,780	23,933	14,636	121,081	55,985	9,997	8,074

Net investment income (loss)	8,238	19,780	23,933	14,636	121,081	55,985	9,997	8,074

Realized gain (loss) on investments	1,463	94,325	163,777	53,868	(1,395)	9,068	241	6,815
Change in unrealized gain (loss) on investments	15,751	(67,740)	195,801	94,921	(142,071)	(300,697)	(26,292)	(15,417)

Net gain (loss) on investments	17,214	26,585	359,578	148,789	(143,466)	(291,629)	(26,051)	(8,602)

Reinvested capital gains	5,860	-	-	16,754	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,312	46,365	383,511	180,179	(22,385)	(235,644)	(16,054)	(528)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$6,488	15,073	160,637	126,968	219,847	44,458	379,608	521,895

Net investment income (loss)	6,488	15,073	160,637	126,968	219,847	44,458	379,608	521,895

Realized gain (loss) on investments	52,058	244,664	129,606	71,187	240,552	7,610	170,547	243,061
Change in unrealized gain (loss) on investments	(127,232)	(89,774)	(303,775)	(104,108)	(348,236)	(54,130)	(227,787)	(1,524,943)

Net gain (loss) on investments	(75,174)	154,890	(174,169)	(32,921)	(107,684)	(46,520)	(57,240)	(1,281,882)

Reinvested capital gains	113,690	-	340,260	118,915	271,890	55,332	348,548	1,619,287

Net increase (decrease) in contract owners’ equity resulting from operations	$45,004	169,963	326,728	212,962	384,053	53,270	670,916	859,300

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA
Reinvested dividends	$61,483	41,485	29,113	9,348	26,017	5,405	56,123	57,075

Net investment income (loss)	61,483	41,485	29,113	9,348	26,017	5,405	56,123	57,075

Realized gain (loss) on investments	20,428	243	(754)	65,515	(44,527)	116,838	8,094	295,153
Change in unrealized gain (loss) on investments	(48,694)	22,678	12,590	17,174	77,495	32,099	(256,170)	(179,201)

Net gain (loss) on investments	(28,266)	22,921	11,836	82,689	32,968	148,937	(248,076)	115,952

Reinvested capital gains	61,914	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$95,131	64,406	40,949	92,037	58,985	154,342	(191,953)	173,027

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$14,499	37,845	18,668	136,099	197,752	17,544	50,593	(1)

Net investment income (loss)	14,499	37,845	18,668	136,099	197,752	17,544	50,593	(1)

Realized gain (loss) on investments	18,786	32,292	10,215	286,918	725,498	10,405	144,225	-
Change in unrealized gain (loss) on investments	2,698	12,031	(17,930)	(11,504)	(335,370)	(1,300)	(65,220)	-

Net gain (loss) on investments	21,484	44,323	(7,715)	275,414	390,128	9,105	79,005	-

Reinvested capital gains	3,159	30,808	31,902	-	-	18,341	236,297	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,142	112,976	42,855	411,513	587,880	44,990	365,895	(1)

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$1	14,722	22,003	11,912	14,683	-	8,963	8,656

Net investment income (loss)	1	14,722	22,003	11,912	14,683	-	8,963	8,656

Realized gain (loss) on investments	-	(1,437)	720	96,350	40,683	143,015	6,157	28,902
Change in unrealized gain (loss) on investments	-	(118,112)	(132,878)	(52,162)	(67,139)	(309,643)	(47,763)	(88,282)

Net gain (loss) on investments	-	(119,549)	(132,158)	44,188	(26,456)	(166,628)	(41,606)	(59,380)

Reinvested capital gains	-	72,365	-	166,259	104,446	247,401	93,200	150,279

Net increase (decrease) in contract owners’ equity resulting from operations	$1	(32,462)	(110,155)	222,359	92,673	80,773	60,557	99,555

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP
Reinvested dividends	$-	5,375	2,431	30,777	3,730	702	41,471	104,324

Net investment income (loss)	-	5,375	2,431	30,777	3,730	702	41,471	104,324

Realized gain (loss) on investments	50,381	92,957	29,732	12,036	(304)	668	167,156	67,920
Change in unrealized gain (loss) on investments	(159,517)	(127,998)	(232,458)	(7,156)	(2,021)	(528)	(350,781)	50,060

Net gain (loss) on investments	(109,136)	(35,041)	(202,726)	4,880	(2,325)	140	(183,625)	117,980

Reinvested capital gains	145,477	91,945	216,546	-	-	-	585,390	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,341	62,279	16,251	35,657	1,405	842	443,236	222,304

Investment Activity:	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF
Reinvested dividends	$52,405	53,967	33,313	221,116	392,318	16,679	32,610	26,286

Net investment income (loss)	52,405	53,967	33,313	221,116	392,318	16,679	32,610	26,286

Realized gain (loss) on investments	161,937	10,239	3,243	217,862	186,691	1,871	4,981	55,774
Change in unrealized gain (loss) on investments	(121,411)	21,196	(31,145)	73,635	299,527	(3,882)	(142,544)	42,744

Net gain (loss) on investments	40,526	31,435	(27,902)	291,497	486,218	(2,011)	(137,563)	98,518

Reinvested capital gains	9,276	34,443	51,302	-	-	13,612	33,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102,207	119,845	56,713	512,613	878,536	28,280	(71,020)	124,804

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3	NOTG3	NOTMG3
Reinvested dividends	$209,448	419	8,363	9,720	86,502	4,035	6,730	4,265

Net investment income (loss)	209,448	419	8,363	9,720	86,502	4,035	6,730	4,265

Realized gain (loss) on investments	137,139	1,123	230	3,682	8,398	1,316	2,337	11,233
Change in unrealized gain (loss) on investments	(407,304)	(1,496)	(23,681)	5,203	307,684	2,359	(8,201)	(11,782)

Net gain (loss) on investments	(270,165)	(373)	(23,451)	8,885	316,082	3,675	(5,864)	(549)

Reinvested capital gains	1,654,086	595	6,716	42,368	-	2,859	-	4,372

Net increase (decrease) in contract owners’ equity resulting from operations	$1,593,369	641	(8,372)	60,973	402,584	10,569	866	8,088

Investment Activity:	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS
Reinvested dividends	$18,791	8,330	30,257	23,918	25,417	3,709	50,781	137,869

Net investment income (loss)	18,791	8,330	30,257	23,918	25,417	3,709	50,781	137,869

Realized gain (loss) on investments	98,495	(13,957)	123,691	212,706	41,263	(18)	91,789	116,256
Change in unrealized gain (loss) on investments	(186,776)	11,082	74,303	(249,764)	4,030	(134)	(1,203,859)	48,862

Net gain (loss) on investments	(88,281)	(2,875)	197,994	(37,058)	45,293	(152)	(1,112,070)	165,118

Reinvested capital gains	309,949	16,906	161,000	227,152	35,194	-	77,873	66,643

Net increase (decrease) in contract owners’ equity resulting from operations	$240,459	22,361	389,251	214,012	105,904	3,557	(983,416)	369,630

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$20,396	38,477	86,978	5,072	88,340	12,050	26,747	237

Net investment income (loss)	20,396	38,477	86,978	5,072	88,340	12,050	26,747	237

Realized gain (loss) on investments	10,658	90,834	66,793	330,722	(51,504)	303,025	34,172	290
Change in unrealized gain (loss) on investments	3,991	(63,893)	7,862	113,477	172,937	(47,941)	(237,499)	1,065

Net gain (loss) on investments	14,649	26,941	74,655	444,199	121,433	255,084	(203,327)	1,355

Reinvested capital gains	20,367	40,751	108,607	-	1,602	158,602	505	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,412	106,169	270,240	449,271	211,375	425,736	(176,075)	1,592

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$44,711	829	27,228	8,264	13,788	105,101	39,565	12,054

Net investment income (loss)	44,711	829	27,228	8,264	13,788	105,101	39,565	12,054

Realized gain (loss) on investments	17,161	4,471	258,799	2,062	(4,979)	(6,183)	2,822	(14,417)
Change in unrealized gain (loss) on investments	(20,349)	(609)	(501,099)	(36,279)	(98,523)	(78,092)	(3,892)	6,852

Net gain (loss) on investments	(3,188)	3,862	(242,300)	(34,217)	(103,502)	(84,275)	(1,070)	(7,565)

Reinvested capital gains	-	1,027	236,882	-	-	-	1,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,523	5,718	21,810	(25,953)	(89,714)	20,826	39,702	4,489

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMFAS	AMSRS	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA
Reinvested dividends	$-	677	27,974	70	13,816	13,209	8,823	24,180

Net investment income (loss)	-	677	27,974	70	13,816	13,209	8,823	24,180

Realized gain (loss) on investments	388	6,881	(2,396)	(1,332)	166,732	175,818	(425)	(3,162)
Change in unrealized gain (loss) on investments	(1,759)	9,968	(89,001)	(673)	(23,537)	(225,201)	(5,863)	(23,451)

Net gain (loss) on investments	(1,371)	16,849	(91,397)	(2,005)	143,195	(49,383)	(6,288)	(26,613)

Reinvested capital gains	2,424	-	114,126	123	33,395	212,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053	17,526	50,703	(1,812)	190,406	176,045	2,535	(2,433)

Investment Activity:	PMVRSA	PMVFBA	PMVLDA	PMVTRA	ACEG	AVMCCI	RVARS	TRHSP
Reinvested dividends	$161	21,036	45,305	63,653	13	57	-	-

Net investment income (loss)	161	21,036	45,305	63,653	13	57	-	-

Realized gain (loss) on investments	(121)	(16,968)	14,355	(31,834)	659	814	117	93,831
Change in unrealized gain (loss) on investments	(14,579)	(4,109)	(26,001)	77,825	1,861	(11,368)	9,100	771,511

Net gain (loss) on investments	(14,700)	(21,077)	(11,646)	45,991	2,520	(10,554)	9,217	865,342

Reinvested capital gains	-	2,776	-	-	-	16,457	-	480,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,539)	2,735	33,659	109,644	2,533	5,960	9,217	1,346,112

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	TRHS2	VWHA	WRPMAV	WRPMMV	WRASP	WRBP	WRBDP	WRCEP
Reinvested dividends	$-	1,971	89	439	46,516	2,268	27,716	3,109

Net investment income (loss)	-	1,971	89	439	46,516	2,268	27,716	3,109

Realized gain (loss) on investments	111,142	11,556	(20)	(19)	170,734	1,767	(2,692)	7,222
Change in unrealized gain (loss) on investments	169,975	(526,612)	(357)	(2,330)	(1,995,296)	(3,587)	(16,615)	(37,987)

Net gain (loss) on investments	281,117	(515,056)	(377)	(2,349)	(1,824,562)	(1,820)	(19,307)	(30,765)

Reinvested capital gains	119,484	-	304	1,792	1,232,961	20,386	21,917	87,592

Net increase (decrease) in contract owners’ equity resulting from operations	$400,601	(513,085)	16	(118)	(545,085)	20,834	30,326	59,936

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$7,398	-	950	-	2,337	136,965	10,057	10,575

Net investment income (loss)	7,398	-	950	-	2,337	136,965	10,057	10,575

Realized gain (loss) on investments	18,511	5,938	329	2,394	15,635	62,560	6,956	12,085
Change in unrealized gain (loss) on investments	(14,846)	(47,433)	(1,681)	(82,524)	(55,378)	(173,298)	(53,632)	(49,025)

Net gain (loss) on investments	3,665	(41,495)	(1,352)	(80,130)	(39,743)	(110,738)	(46,676)	(36,940)

Reinvested capital gains	49,629	9,417	-	-	103,861	20,663	41,009	32,847

Net increase (decrease) in contract owners’ equity resulting from operations	$60,692	(32,078)	(402)	(80,130)	66,455	46,890	4,390	6,482

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$55	-	-	42	6,513	3,311	28,324	32,935

Net investment income (loss)	55	-	-	42	6,513	3,311	28,324	32,935

Realized gain (loss) on investments	(80)	22,062	31,169	-	4,314	4,100	32,826	43,994
Change in unrealized gain (loss) on investments	79	(66,831)	484	-	(29,338)	(15,708)	(138,895)	(146,722)

Net gain (loss) on investments	(1)	(44,769)	31,653	-	(25,024)	(11,608)	(106,069)	(102,728)

Reinvested capital gains	13	37,152	92,112	-	55,691	18,770	193,931	221,624

Net increase (decrease) in contract owners’ equity resulting from operations	$67	(7,617)	123,765	42	37,180	10,473	116,186	151,831

Investment Activity:	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG	OVGS3
Reinvested dividends	$3,627	2,248	-	-	230	2,574	-	-

Net investment income (loss)	3,627	2,248	-	-	230	2,574	-	-

Realized gain (loss) on investments	2,598	12,144	31,793	7,907	5,460	8,779	22,918	511,953
Change in unrealized gain (loss) on investments	(14,877)	32,039	(85,442)	(42,347)	(26,787)	(17,915)	(117,531)	(507,081)

Net gain (loss) on investments	(12,279)	44,183	(53,649)	(34,440)	(21,327)	(9,136)	(94,613)	4,872

Reinvested capital gains	23,496	12,893	86,520	42,124	39,505	31,658	82,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,844	59,324	32,871	7,684	18,408	25,096	(12,604)	4,872

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GIG3	GVIX6	NVMIG3
Reinvested dividends	$-	-	-	74,767	26,513	10,629	37,112	14,087

Net investment income (loss)	-	-	-	74,767	26,513	10,629	37,112	14,087

Realized gain (loss) on investments	43,327	200,025	(12,711)	(61,760)	(69,217)	54,238	468,278	250,641
Change in unrealized gain (loss) on investments	(60,649)	(187,779)	31,223	96,735	(106,597)	(54,958)	(484,589)	(252,534)

Net gain (loss) on investments	(17,322)	12,246	18,512	34,975	(175,814)	(720)	(16,311)	(1,893)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,322)	12,246	18,512	109,742	(149,301)	9,909	20,801	12,194

Investment Activity:	GVDIV3
Reinvested dividends	$28,319

Net investment income (loss)	28,319

Realized gain (loss) on investments	240,516
Change in unrealized gain (loss) on investments	(276,130)

Net gain (loss) on investments	(35,614)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,295)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		BRVGA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,250,490	5,085,641	340	86	53,121	33,397	119,126	42,862
Realized gain (loss) on investments	11,352,216	8,157,760	906	491	(25,131)	(2,205)	68,109	30,284
Change in unrealized gain (loss) on investments	(16,656,545)	34,823,710	(1,635)	1,500	(10,927)	(248,668)	(513,543)	181,494
Reinvested capital gains	15,346,878	5,813,968	2,353	84	75,724	56,525	408,902	133,677

Net increase (decrease) in contract owners’ equity resulting from operations	17,293,039	53,881,079	1,964	2,161	92,787	(160,951)	82,594	388,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	128,591,992	103,426,012	29,248	22,134	1,815,413	1,356,400	1,731,872	1,462,643
Transfers between funds	-	-	(2,931)	26,225	(19,833)	478,155	148,745	763,351
Surrenders (note 6)	(12,402,629)	(8,064,980)	-	-	(18,890)	(11,851)	(35,153)	(161,370)
Death Benefits (note 4)	(729,856)	(198,439)	-	-	-	-	(725)	(612)
Net policy repayments (loans) (note 5)	(2,280,516)	(3,139,428)	1	(230)	(10,715)	(3,040)	(32,910)	(9,465)
Deductions for surrender charges (note 2d)	(1,897,360)	(1,504,661)	(58)	-	(15,732)	(12,151)	(15,121)	(505)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,693,304)	(26,660,105)	(10,089)	(6,668)	(370,530)	(231,173)	(363,955)	(264,646)
Asset charges (note 3)	(1,314,284)	(991,864)	(99)	(77)	(3,037)	(2,492)	(8,265)	(5,390)
Adjustments to maintain reserves	52,518	(166,240)	14	(14)	6	41	11	2

Net equity transactions	77,326,561	62,700,295	16,086	41,370	1,376,682	1,573,889	1,424,499	1,784,008

Net change in contract owners’ equity	94,619,600	116,581,374	18,050	43,531	1,469,469	1,412,938	1,507,093	2,172,325
Contract owners’ equity beginning of period	353,512,339	236,930,965	49,612	6,081	2,732,232	1,319,294	3,905,089	1,732,764

Contract owners’ equity end of period	$448,131,939	353,512,339	67,662	49,612	4,201,701	2,732,232	5,412,182	3,905,089

CHANGES IN UNITS:
Beginning units	23,847,216	18,661,053	4,308	593	284,870	126,254	330,149	168,112
Units purchased	15,252,186	11,005,170	4,175	4,458	203,502	187,139	177,777	192,753
Units redeemed	(9,025,037)	(5,819,007)	(2,858)	(743)	(65,426)	(28,523)	(59,816)	(30,716)

Ending units	30,074,365	23,847,216	5,625	4,308	422,946	284,870	448,110	330,149

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$60,229	29,586	137	-	75,110	6,863	94,454	51,344
Realized gain (loss) on investments	16,002	48,030	1,039	22	(1,751)	(1,693)	48,033	27,022
Change in unrealized gain (loss) on investments	(242,776)	250,007	7,150	2,106	(8,902)	(29,879)	(515,136)	184,824
Reinvested capital gains	223,355	105,802	3,497	-	5,594	21,569	94,592	70,151

Net increase (decrease) in contract owners’ equity resulting from operations	56,810	433,425	11,823	2,128	70,051	(3,140)	(278,057)	333,341

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,759	22,670	127,998	7,513	2,136,355	1,306,981	2,371,343	1,707,716
Transfers between funds	104,017	(524,522)	368,935	16,173	256,972	272,499	420,794	537,090
Surrenders (note 6)	(52,110)	(498,807)	4	-	(19,665)	(4,055)	(29,212)	(18,547)
Death Benefits (note 4)	(265)	(812)	-	-	-	-	(4,870)	-
Net policy repayments (loans) (note 5)	39,517	(124,059)	(2)	-	(18,221)	(8,641)	(39,979)	(5,963)
Deductions for surrender charges (note 2d)	(15,630)	(16,950)	-	-	(17,041)	(2,876)	(23,426)	(2,960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,758)	(176,852)	(20,547)	(802)	(403,023)	(187,921)	(449,272)	(214,001)
Asset charges (note 3)	(6,349)	(6,576)	(834)	(10)	(333)	(41)	(1,967)	(1,271)
Adjustments to maintain reserves	14	(13)	(52)	3	691	(681)	21,450	(22,123)

Net equity transactions	(51,805)	(1,325,921)	475,502	22,877	1,935,735	1,375,265	2,264,861	1,979,941

Net change in contract owners’ equity	5,005	(892,496)	487,325	25,005	2,005,786	1,372,125	1,986,804	2,313,282
Contract owners’ equity beginning of period	2,903,626	3,796,122	25,005	-	1,641,501	269,376	2,580,630	267,348

Contract owners’ equity end of period	$2,908,631	2,903,626	512,330	25,005	3,647,287	1,641,501	4,567,434	2,580,630

CHANGES IN UNITS:
Beginning units	178,390	267,159	2,026	-	160,180	26,194	193,191	25,432
Units purchased	14,096	3,647	39,022	2,105	232,051	154,124	223,109	194,885
Units redeemed	(17,235)	(92,416)	(1,745)	(79)	(46,302)	(20,138)	(53,406)	(27,126)

Ending units	175,251	178,390	39,303	2,026	345,929	160,180	362,894	193,191

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$170,945	49,322	7,011	4,291	106,798	41,771	38,980	14,639
Realized gain (loss) on investments	43,356	14,346	(301)	(349)	120,452	76,075	27,242	62,523
Change in unrealized gain (loss) on investments	(547,007)	196,684	(6,959)	(4,067)	46,274	136,079	(141,196)	308,938
Reinvested capital gains	-	-	2,110	1,430	106,608	238,897	206,060	-

Net increase (decrease) in contract owners’ equity resulting from operations	(332,706)	260,352	1,861	1,305	380,132	492,822	131,086	386,100

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,547,091	1,556,772	2,279,581	1,383,769	2,449,861	1,838,472	2,120,381	1,379,685
Transfers between funds	531,413	396,733	275,563	335,232	659,543	1,018,570	417,497	488,948
Surrenders (note 6)	(30,126)	(3,819)	(21,559)	(3,651)	(28,437)	(125,630)	(30,493)	(92,458)
Death Benefits (note 4)	(9,602)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56,188)	(6,841)	(21,423)	(6,521)	(64,599)	(4,149)	(32,346)	(4,689)
Deductions for surrender charges (note 2d)	(23,988)	(3,161)	(18,288)	(3,131)	(22,097)	(2,533)	(26,194)	(2,945)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(454,703)	(219,972)	(426,793)	(199,628)	(438,890)	(201,775)	(414,466)	(194,680)
Asset charges (note 3)	(1,103)	(305)	(198)	(7)	(4,179)	(3,552)	(2,045)	(777)
Adjustments to maintain reserves	22,931	(23,319)	704	(697)	396	(914)	388	(900)

Net equity transactions	2,525,725	1,696,088	2,067,587	1,505,366	2,551,598	2,518,489	2,032,722	1,572,184

Net change in contract owners’ equity	2,193,019	1,956,440	2,069,448	1,506,671	2,931,730	3,011,311	2,163,808	1,958,284
Contract owners’ equity beginning of period	2,223,308	266,868	1,753,354	246,683	3,234,571	223,260	2,188,027	229,743

Contract owners’ equity end of period	$4,416,327	2,223,308	3,822,802	1,753,354	6,166,301	3,234,571	4,351,835	2,188,027

CHANGES IN UNITS:
Beginning units	168,169	24,556	174,278	24,582	210,726	20,482	139,303	21,154
Units purchased	234,882	168,845	254,503	172,290	227,517	217,701	162,998	142,704
Units redeemed	(43,247)	(25,232)	(49,360)	(22,594)	(69,975)	(27,457)	(35,140)	(24,555)

Ending units	359,804	168,169	379,421	174,278	368,268	210,726	267,161	139,303

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$178,005	136,579	101,613	89,888	16,384	49,352	140,018	108,233
Realized gain (loss) on investments	304,768	537,904	55,446	10,034	397	1,093	10,188	6,251
Change in unrealized gain (loss) on investments	709,374	1,279,788	(77,901)	81,323	(3,641)	(35,119)	(97,166)	(99,574)
Reinvested capital gains	106,950	78,046	-	-	462	70,616	-	26,842

Net increase (decrease) in contract owners’ equity resulting from operations	1,299,097	2,032,317	79,158	181,245	13,602	85,942	53,040	41,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,459,455	1,676,723	512,972	420,869	142,790	144,337	810,604	1,401,945
Transfers between funds	701,839	(592,975)	58,640	98,470	3,615	(20,594)	27,505	(217,783)
Surrenders (note 6)	(188,972)	(95,384)	(15,245)	(1,118)	(809)	(58)	(40,896)	(32,937)
Death Benefits (note 4)	(9,467)	(156)	-	-	-	-	(4,753)	(908)
Net policy repayments (loans) (note 5)	36,759	(49,475)	(5,208)	1,740	(5,124)	(200)	1,196	(6,793)
Deductions for surrender charges (note 2d)	(26,848)	(34,025)	(6,161)	(4,630)	(2,351)	(1,918)	(8,531)	(6,121)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,316)	(516,182)	(134,642)	(117,524)	(41,783)	(38,487)	(242,728)	(253,891)
Asset charges (note 3)	(29,920)	(23,366)	(2,382)	(1,165)	(427)	(246)	(8,670)	(9,767)
Adjustments to maintain reserves	18	(102)	44	(5)	5	1	10	(4,715)

Net equity transactions	1,417,548	365,058	408,018	396,637	95,916	82,835	533,737	869,030

Net change in contract owners’ equity	2,716,645	2,397,375	487,176	577,882	109,518	168,777	586,777	910,782
Contract owners’ equity beginning of period	8,526,017	6,128,642	1,677,857	1,099,975	462,144	293,367	2,663,696	1,752,914

Contract owners’ equity end of period	$11,242,662	8,526,017	2,165,033	1,677,857	571,662	462,144	3,250,473	2,663,696

CHANGES IN UNITS:
Beginning units	465,920	442,173	137,679	103,061	34,615	27,278	242,067	162,308
Units purchased	137,668	118,786	58,991	49,370	10,847	13,208	126,531	151,514
Units redeemed	(61,925)	(95,039)	(27,350)	(14,752)	(3,913)	(5,871)	(79,343)	(71,755)

Ending units	541,663	465,920	169,320	137,679	41,549	34,615	289,255	242,067

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$9	6	-	492	-	-	816	15,278
Realized gain (loss) on investments	122	150	6,898	3,099	(258)	-	84,055	214,539
Change in unrealized gain (loss) on investments	461	80	3,416	34,638	(16,058)	-	(674,068)	456,736
Reinvested capital gains	206	313	-	-	16,892	-	805,568	-

Net increase (decrease) in contract owners’ equity resulting from operations	798	549	10,314	38,229	576	-	216,371	686,553

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,189	12,460	18,467	27,413	129,844	-	260,316	326,397
Transfers between funds	1,111	1,847	(5,545)	(1,255)	354,989	-	(16,908)	(489,966)
Surrenders (note 6)	-	-	(685)	(4,222)	-	-	(92,598)	(47,434)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1	(117)	(6,405)	(5,550)	-	-	(11,873)	(26,108)
Deductions for surrender charges (note 2d)	(227)	-	(685)	(3,503)	-	-	(12,404)	(21,987)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,060)	(2,948)	(10,702)	(11,299)	(7,652)	-	(153,716)	(175,133)
Asset charges (note 3)	(41)	(14)	(413)	(379)	(657)	-	(8,316)	(7,695)
Adjustments to maintain reserves	3	(3)	11	1	4	-	9	12

Net equity transactions	11,976	11,225	(5,957)	1,206	476,528	-	(35,490)	(441,914)

Net change in contract owners’ equity	12,774	11,774	4,357	39,435	477,104	-	180,881	244,639
Contract owners’ equity beginning of period	12,754	980	144,158	104,723	-	-	2,624,894	2,380,255

Contract owners’ equity end of period	$25,528	12,754	148,515	144,158	477,104	-	2,805,775	2,624,894

CHANGES IN UNITS:
Beginning units	1,089	95	10,706	10,656	-	-	139,107	165,102
Units purchased	1,651	1,268	1,793	2,342	47,067	-	15,191	21,634
Units redeemed	(643)	(274)	(2,290)	(2,292)	(811)	-	(17,213)	(47,629)

Ending units	2,097	1,089	10,209	10,706	46,256	-	137,085	139,107

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MFBOV		MFFCA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	192,876	115,997	12,010	14,676	-	-
Realized gain (loss) on investments	44,324	17,337	(87,176)	(132,433)	18,588	46,026	10,868	25,898
Change in unrealized gain (loss) on investments	(15,689)	127,885	(739,585)	510,324	(59,666)	33,562	(8,559)	77,477
Reinvested capital gains	43,294	-	237,465	-	111,188	52,173	86,389	48,634

Net increase (decrease) in contract owners’ equity resulting from operations	71,929	145,222	(396,420)	493,888	82,120	146,437	88,698	152,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	388,057	174,233	353,209	460,466	244,554	211,817	148,800	102,459
Transfers between funds	36,200	(63,223)	(462,181)	(645,256)	86,776	66,268	121,125	17,014
Surrenders (note 6)	(21,830)	(9,022)	(130,455)	(71,568)	(2,650)	(30,217)	(1,561)	(15,031)
Death Benefits (note 4)	-	-	(570)	(1,166)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,327)	(2,160)	7,012	(74,990)	(12,309)	(7,630)	(8,270)	(6,341)
Deductions for surrender charges (note 2d)	(1,525)	(1,605)	(10,037)	(19,253)	(261)	-	(268)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,872)	(44,926)	(195,349)	(254,768)	(48,813)	(35,030)	(35,073)	(27,373)
Asset charges (note 3)	(2,447)	(1,273)	(11,270)	(13,124)	(2,483)	(1,499)	(2,073)	(1,382)
Adjustments to maintain reserves	(2,248)	(457)	15	460	(12)	3	13	27

Net equity transactions	314,008	51,567	(449,626)	(619,199)	264,802	203,712	222,693	69,373

Net change in contract owners’ equity	385,937	196,789	(846,046)	(125,311)	346,922	350,149	311,391	221,382
Contract owners’ equity beginning of period	601,460	404,671	3,816,337	3,941,648	714,083	363,934	600,521	379,139

Contract owners’ equity end of period	$987,397	601,460	2,970,291	3,816,337	1,061,005	714,083	911,912	600,521

CHANGES IN UNITS:
Beginning units	44,208	40,270	333,529	393,676	54,589	37,342	36,555	32,127
Units purchased	33,620	17,530	58,269	48,946	25,134	27,654	16,402	11,187
Units redeemed	(11,457)	(13,592)	(96,474)	(109,093)	(5,773)	(10,407)	(3,579)	(6,759)

Ending units	66,371	44,208	295,324	333,529	73,950	54,589	49,378	36,555

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MFBIE		MFTCG		MIGIC		MVIVIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,366	12,311	442	3,599	49	45	84,121	27,005
Realized gain (loss) on investments	4,238	1,877	14,781	86,146	2,618	690	120,498	39,288
Change in unrealized gain (loss) on investments	(74,237)	60,453	(50,974)	70,955	(1,176)	1,080	(148,391)	227,915
Reinvested capital gains	-	-	128,124	34,687	525	226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,633)	74,641	92,373	195,387	2,016	2,041	56,228	294,208

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	137,159	124,747	196,902	139,599	1,957	2,053	907,482	1,131,395
Transfers between funds	135,404	46,043	140,142	(45,561)	(1,841)	(984)	1,636,044	789,436
Surrenders (note 6)	(988)	(19,438)	(1,554)	(15,699)	-	(2,262)	(6,549)	(44,524)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,783)	(3,530)	(12,284)	(7,901)	-	-	(24,617)	(3,957)
Deductions for surrender charges (note 2d)	(167)	-	(367)	-	-	(550)	(5,149)	(4,156)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,347)	(29,979)	(42,978)	(36,188)	(607)	(513)	(234,287)	(70,189)
Asset charges (note 3)	(1,883)	(1,183)	(2,333)	(1,492)	(58)	(35)	(16,763)	(7,709)
Adjustments to maintain reserves	11	(1)	(13)	-	(10)	4	17	-

Net equity transactions	227,406	116,659	277,515	32,758	(559)	(2,287)	2,256,178	1,790,296

Net change in contract owners’ equity	175,773	191,300	369,888	228,145	1,457	(246)	2,312,406	2,084,504
Contract owners’ equity beginning of period	584,463	393,163	743,948	515,803	8,414	8,660	2,473,137	388,633

Contract owners’ equity end of period	$760,236	584,463	1,113,836	743,948	9,871	8,414	4,785,543	2,473,137

CHANGES IN UNITS:
Beginning units	58,837	46,040	49,888	47,093	437	586	181,067	36,393
Units purchased	28,247	22,876	22,374	16,353	98	122	203,268	154,950
Units redeemed	(4,741)	(10,079)	(4,491)	(13,558)	(75)	(271)	(38,607)	(10,276)

Ending units	82,343	58,837	67,771	49,888	460	437	345,728	181,067

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MVFIC		MVIVSC		MSVFI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	101,942	64,895	1,894	1,494	2,590	5,225
Realized gain (loss) on investments	(17,217)	12,037	614,808	427,619	4,438	8,958	549	1,306
Change in unrealized gain (loss) on investments	(182,276)	40,696	(237,262)	1,064,718	(5,091)	17,409	3,854	(8,568)
Reinvested capital gains	157,026	1,848	206,258	16,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,467)	54,581	685,746	1,574,019	1,241	27,861	6,993	(2,037)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	196,951	92,222	701,001	682,107	2,076	2,074	29,703	28,017
Transfers between funds	300,509	211,359	481,178	152,854	(5,594)	(31,092)	55,697	(57,106)
Surrenders (note 6)	(771)	(8,843)	(321,987)	(94,198)	(1,871)	-	(238)	(2,704)
Death Benefits (note 4)	-	-	-	(2,031)	-	-	-	-
Net policy repayments (loans) (note 5)	(7,476)	(2,760)	(29,019)	(63,353)	(52)	(837)	98	5,555
Deductions for surrender charges (note 2d)	(948)	-	(19,770)	(19,029)	(801)	(43)	(72)	(583)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,989)	(16,357)	(315,580)	(267,641)	(5,916)	(9,883)	(7,630)	(11,619)
Asset charges (note 3)	(659)	(248)	(19,282)	(15,336)	(256)	(371)	(390)	(395)
Adjustments to maintain reserves	1	(2)	28	93	4	2	14	3

Net equity transactions	440,618	275,371	476,569	373,466	(12,410)	(40,150)	77,182	(38,832)

Net change in contract owners’ equity	398,151	329,952	1,162,315	1,947,485	(11,169)	(12,289)	84,175	(40,869)
Contract owners’ equity beginning of period	342,293	12,341	6,031,469	4,083,984	110,111	122,400	80,498	121,367

Contract owners’ equity end of period	$740,444	342,293	7,193,784	6,031,469	98,942	110,111	164,673	80,498

CHANGES IN UNITS:
Beginning units	23,401	1,194	296,423	272,740	6,987	9,913	5,818	8,744
Units purchased	44,856	25,800	93,025	70,276	150	134	5,812	2,634
Units redeemed	(13,675)	(3,593)	(69,525)	(46,593)	(929)	(3,060)	(595)	(5,560)

Ending units	54,582	23,401	319,923	296,423	6,208	6,987	11,035	5,818

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		NCPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,641	-	1,914	-	15,761	-	1,296	-
Realized gain (loss) on investments	(1,950)	-	1	-	(73)	-	(42)	-
Change in unrealized gain (loss) on investments	(13,667)	-	(855)	-	(28,698)	-	(2,004)	-
Reinvested capital gains	-	-	-	-	8,449	-	801	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,976)	-	1,060	-	(4,561)	-	51	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	121,400	-	17,012	-	154,438	-	42,572	-
Transfers between funds	62,893	-	74,177	-	459,035	-	29,435	-
Surrenders (note 6)	(3,038)	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,888)	-	(621)	-	(9,174)	-	(3,281)	-
Asset charges (note 3)	(239)	-	(30)	-	(649)	-	(73)	-
Adjustments to maintain reserves	7	-	(1)	-	(5)	-	(1)	-

Net equity transactions	174,135	-	90,537	-	603,645	-	68,652	-

Net change in contract owners’ equity	162,159	-	91,597	-	599,084	-	68,703	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$162,159	-	91,597	-	599,084	-	68,703	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	20,022	-	8,976	-	60,380	-	7,092	-
Units redeemed	(2,394)	-	(64)	-	(968)	-	(330)	-

Ending units	17,628	-	8,912	-	59,412	-	6,762	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG		IDPGI		NVAMV1		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,973	-	4,628	-	48,463	37,472	102,197	106,388
Realized gain (loss) on investments	9	-	(16)	-	235,893	80,688	510,057	265,565
Change in unrealized gain (loss) on investments	(2,773)	-	(2,513)	-	(274,685)	340,205	(109,928)	1,291,846
Reinvested capital gains	149	-	14	-	285,781	38,660	16,798	1,978

Net increase (decrease) in contract owners’ equity resulting from operations	(642)	-	2,113	-	295,452	497,025	519,124	1,665,777

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,449	-	105,684	-	267,465	386,854	2,746,784	2,521,055
Transfers between funds	142,898	-	191,240	-	(239,513)	215,407	351,601	335,273
Surrenders (note 6)	-	-	-	-	(38,246)	(46,153)	(235,523)	(155,817)
Death Benefits (note 4)	-	-	-	-	(9,206)	-	(192,717)	(409)
Net policy repayments (loans) (note 5)	-	-	-	-	(44,181)	(16,928)	(321,944)	(123,455)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,818)	(12,483)	(30,561)	(35,974)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,385)	-	(1,266)	-	(135,014)	(115,912)	(973,129)	(754,335)
Asset charges (note 3)	(276)	-	(162)	-	(8,560)	(7,104)	(55,539)	(38,483)
Adjustments to maintain reserves	5	-	-	-	9	1	8	(19)

Net equity transactions	193,691	-	295,496	-	(209,064)	403,682	1,288,980	1,747,836

Net change in contract owners’ equity	193,049	-	297,609	-	86,388	900,707	1,808,104	3,413,613
Contract owners’ equity beginning of period	-	-	-	-	2,249,204	1,348,497	9,756,106	6,342,493

Contract owners’ equity end of period	$193,049	-	297,609	-	2,335,592	2,249,204	11,564,210	9,756,106

CHANGES IN UNITS:
Beginning units	-	-	-	-	103,650	81,965	622,866	499,213
Units purchased	19,485	-	29,329	-	20,795	37,948	207,848	234,557
Units redeemed	(456)	-	(141)	-	(29,296)	(16,263)	(127,506)	(110,904)

Ending units	19,029	-	29,188	-	95,149	103,650	703,208	622,866

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,238	12,500	19,780	8,098	23,933	9,367	14,636	15,377
Realized gain (loss) on investments	1,463	21,086	94,325	73,513	163,777	169,680	53,868	68,076
Change in unrealized gain (loss) on investments	15,751	(52,410)	(67,740)	427,525	195,801	563,901	94,921	338,255
Reinvested capital gains	5,860	208	-	-	-	-	16,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,312	(18,616)	46,365	509,136	383,511	742,948	180,179	421,708

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,087	104,274	416,459	434,472	889,410	657,855	269,477	248,559
Transfers between funds	(12,498)	(121,187)	270,003	362,366	1,162,441	135,681	33,175	41,292
Surrenders (note 6)	(4,750)	(89,980)	(56,570)	(107,636)	(72,533)	(107,014)	(34,500)	(77,906)
Death Benefits (note 4)	-	(14,118)	-	(16,166)	(1,102)	(16,468)	-	-
Net policy repayments (loans) (note 5)	693	(7,575)	(59,761)	4,639	(19,928)	(15,705)	(7,039)	(31,756)
Deductions for surrender charges (note 2d)	1,626	(17,649)	(13,311)	(8,946)	(5,129)	(29,900)	(7,005)	(3,977)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,415)	(55,728)	(188,908)	(174,948)	(280,920)	(210,438)	(139,168)	(141,569)
Asset charges (note 3)	(1,912)	(2,302)	(8,505)	(6,963)	(12,386)	(9,153)	(5,099)	(4,282)
Adjustments to maintain reserves	3	(3)	(57)	(7,884)	2	(416)	(74)	(3)

Net equity transactions	28,834	(204,268)	359,350	478,934	1,659,855	404,442	109,767	30,358

Net change in contract owners’ equity	60,146	(222,884)	405,715	988,070	2,043,366	1,147,390	289,946	452,066
Contract owners’ equity beginning of period	621,540	844,424	2,396,669	1,408,599	3,517,531	2,370,141	1,686,270	1,234,204

Contract owners’ equity end of period	$681,686	621,540	2,802,384	2,396,669	5,560,897	3,517,531	1,976,216	1,686,270

CHANGES IN UNITS:
Beginning units	49,442	65,443	140,319	106,090	228,533	199,583	124,701	121,360
Units purchased	7,364	10,097	47,325	57,693	140,920	72,857	26,205	29,085
Units redeemed	(5,151)	(26,098)	(26,529)	(23,464)	(35,132)	(43,907)	(18,323)	(25,744)

Ending units	51,655	49,442	161,115	140,319	334,321	228,533	132,583	124,701

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$121,081	-	55,985	-	9,997	-	8,074	1,103
Realized gain (loss) on investments	(1,395)	-	9,068	-	241	-	6,815	5,038
Change in unrealized gain (loss) on investments	(142,071)	-	(300,697)	-	(26,292)	-	(15,417)	27,995
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,385)	-	(235,644)	-	(16,054)	-	(528)	34,136

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	255,559	-	1,223,803	-	61,622	-	-	-
Transfers between funds	3,227,318	-	6,144,748	-	572,590	-	(9)	-
Surrenders (note 6)	(8,496)	-	(40,689)	-	(339)	-	(8)	(6,035)
Death Benefits (note 4)	(34,232)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,561)	-	(14,891)	-	1,427	-	(14,742)	(1,203)
Deductions for surrender charges (note 2d)	(956)	-	(13,355)	-	(723)	-	(243)	(1,980)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,916)	-	(355,524)	-	(22,357)	-	(11,288)	(12,796)
Asset charges (note 3)	(7,107)	-	(10,243)	-	(1,211)	-	(600)	(631)
Adjustments to maintain reserves	3	-	20	-	15	-	-	4

Net equity transactions	3,312,612	-	6,933,869	-	611,024	-	(26,890)	(22,641)

Net change in contract owners’ equity	3,290,227	-	6,698,225	-	594,970	-	(27,418)	11,495
Contract owners’ equity beginning of period	-	-	-	-	-	-	220,078	208,583

Contract owners’ equity end of period	$3,290,227	-	6,698,225	-	594,970	-	192,660	220,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	22,404	24,963
Units purchased	217,300	-	741,036	-	64,510	-	22,000	-
Units redeemed	(36,832)	-	(53,641)	-	(3,615)	-	(24,649)	(2,559)

Ending units	180,468	-	687,395	-	60,895	-	19,755	22,404

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,488	6,890	15,073	14,252	160,637	66,635	126,968	71,014
Realized gain (loss) on investments	52,058	21,530	244,664	120,280	129,606	74,878	71,187	90,328
Change in unrealized gain (loss) on investments	(127,232)	136,505	(89,774)	409,393	(303,775)	893,108	(104,108)	290,134
Reinvested capital gains	113,690	22,263	-	-	340,260	110,415	118,915	82,656

Net increase (decrease) in contract owners’ equity resulting from operations	45,004	187,188	169,963	543,925	326,728	1,145,036	212,962	534,132

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,051	54,959	179,015	620,797	2,007,802	2,104,324	1,433,150	868,056
Transfers between funds	(79,018)	270,603	(612,865)	54,842	291,887	525,600	122,594	124,271
Surrenders (note 6)	(9,392)	(10,286)	(56,823)	(44,013)	(457,847)	(246,497)	(13,076)	(81,630)
Death Benefits (note 4)	-	-	-	(267)	(1,097)	(1,037)	(998)	(14,973)
Net policy repayments (loans) (note 5)	(6,097)	(581)	(28,223)	(23,421)	(15,805)	(12,159)	4,869	(37,857)
Deductions for surrender charges (note 2d)	(1,353)	(384)	(4,557)	(9,683)	(16,158)	(29,489)	(12,562)	(30,148)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,853)	(33,749)	(85,201)	(91,724)	(638,293)	(494,023)	(503,272)	(437,077)
Asset charges (note 3)	(1,664)	(1,365)	(6,462)	(8,492)	(25,362)	(14,984)	(26,627)	(21,363)
Adjustments to maintain reserves	10	(7)	48	134	10	(9)	41	(29,769)

Net equity transactions	(78,316)	279,190	(615,068)	498,173	1,145,137	1,831,726	1,004,119	339,510

Net change in contract owners’ equity	(33,312)	466,378	(445,105)	1,042,098	1,471,865	2,976,762	1,217,081	873,642
Contract owners’ equity beginning of period	758,853	292,475	2,230,562	1,188,464	6,324,877	3,348,115	4,411,939	3,538,297

Contract owners’ equity end of period	$725,541	758,853	1,785,457	2,230,562	7,796,742	6,324,877	5,629,020	4,411,939

CHANGES IN UNITS:
Beginning units	55,708	30,879	149,145	110,101	468,988	321,867	330,447	304,016
Units purchased	8,071	35,202	20,994	65,094	174,929	221,329	133,991	98,618
Units redeemed	(13,814)	(10,373)	(62,109)	(26,050)	(90,557)	(74,208)	(60,846)	(72,187)

Ending units	49,965	55,708	108,030	149,145	553,360	468,988	403,592	330,447

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$219,847	118,894	44,458	26,718	379,608	197,549	521,895	244,188
Realized gain (loss) on investments	240,552	128,655	7,610	15,174	170,547	55,348	243,061	323,662
Change in unrealized gain (loss) on investments	(348,236)	849,654	(54,130)	2,343	(227,787)	1,234,683	(1,524,943)	1,865,710
Reinvested capital gains	271,890	202,551	55,332	22,743	348,548	265,776	1,619,287	654,226

Net increase (decrease) in contract owners’ equity resulting from operations	384,053	1,299,754	53,270	66,978	670,916	1,753,356	859,300	3,087,786

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,072,844	1,714,653	336,622	245,315	3,041,464	2,677,520	5,758,885	4,633,917
Transfers between funds	22,470	145,687	377,470	(89,306)	273,966	381,373	776,888	549,807
Surrenders (note 6)	(274,195)	(36,946)	(8,741)	(542)	(104,855)	(51,481)	(972,583)	(533,733)
Death Benefits (note 4)	(76,959)	(1,004)	-	-	(92,695)	-	(663)	(85,532)
Net policy repayments (loans) (note 5)	(267,904)	(29,707)	(157)	-	31,419	(58,911)	52,590	(456,021)
Deductions for surrender charges (note 2d)	(60,228)	(10,822)	(2,027)	(475)	(11,971)	(16,988)	(148,114)	(55,807)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694,335)	(651,759)	(178,795)	(153,819)	(1,007,808)	(838,709)	(1,886,661)	(1,497,628)
Asset charges (note 3)	(29,700)	(22,480)	(10,140)	(7,387)	(56,569)	(40,511)	(59,095)	(40,652)
Adjustments to maintain reserves	4	(31,501)	1	8	(1)	(10)	3	(21)

Net equity transactions	691,997	1,076,121	514,233	(6,206)	2,072,950	2,052,283	3,521,250	2,514,330

Net change in contract owners’ equity	1,076,050	2,375,875	567,503	60,772	2,743,866	3,805,639	4,380,550	5,602,116
Contract owners’ equity beginning of period	7,763,774	5,387,899	1,437,089	1,376,317	12,973,328	9,167,689	17,044,854	11,442,738

Contract owners’ equity end of period	$8,839,824	7,763,774	2,004,592	1,437,089	15,717,194	12,973,328	21,425,404	17,044,854

CHANGES IN UNITS:
Beginning units	573,117	483,015	113,279	113,944	964,838	804,383	1,263,113	1,054,488
Units purchased	199,657	185,403	54,901	31,831	259,256	251,954	521,489	444,073
Units redeemed	(149,535)	(95,301)	(15,394)	(32,496)	(107,210)	(91,499)	(267,535)	(235,448)

Ending units	623,239	573,117	152,786	113,279	1,116,884	964,838	1,517,067	1,263,113

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC1		NVCBD1		NVLCP1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$61,483	37,039	41,485	33,949	29,113	6,864	9,348	9,397
Realized gain (loss) on investments	20,428	41,368	243	9,021	(754)	2,500	65,515	33,570
Change in unrealized gain (loss) on investments	(48,694)	100,294	22,678	(82,120)	12,590	(20,927)	17,174	142,076
Reinvested capital gains	61,914	43,560	-	13,619	-	7,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	95,131	222,261	64,406	(25,531)	40,949	(4,217)	92,037	185,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	411,328	320,687	197,672	113,551	423,134	92,988	79,063	102,446
Transfers between funds	220,589	(90,292)	74,636	(19,725)	732,490	8,839	42,208	(6,567)
Surrenders (note 6)	-	(46,609)	(30,992)	(19,436)	-	(4,103)	(66,450)	(32,514)
Death Benefits (note 4)	-	-	(1,312)	(360)	(439)	-	(2,169)	(457)
Net policy repayments (loans) (note 5)	17,543	(41,322)	9,258	(25,764)	(15,202)	24	(13,008)	(3,043)
Deductions for surrender charges (note 2d)	-	-	(4,949)	(7,182)	-	(1,331)	(5,222)	(8,509)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(211,434)	(205,067)	(65,632)	(64,313)	(52,501)	(31,098)	(68,960)	(69,295)
Asset charges (note 3)	(13,680)	(12,171)	(3,100)	(3,000)	(4,840)	(1,494)	(4,137)	(3,598)
Adjustments to maintain reserves	8	(7)	14	(14)	18	(10)	78	111

Net equity transactions	424,354	(74,781)	175,595	(26,243)	1,082,660	63,815	(38,597)	(21,426)

Net change in contract owners’ equity	519,485	147,480	240,001	(51,774)	1,123,609	59,598	53,440	163,617
Contract owners’ equity beginning of period	2,070,182	1,922,702	1,301,786	1,353,560	373,227	313,629	771,114	607,497

Contract owners’ equity end of period	$2,589,667	2,070,182	1,541,787	1,301,786	1,496,836	373,227	824,554	771,114

CHANGES IN UNITS:
Beginning units	157,199	162,544	99,762	101,747	26,464	21,844	45,891	47,398
Units purchased	48,799	27,304	27,922	15,401	80,660	12,186	7,317	7,024
Units redeemed	(17,229)	(32,649)	(15,215)	(17,386)	(6,130)	(7,566)	(9,452)	(8,531)

Ending units	188,769	157,199	112,469	99,762	100,994	26,464	43,756	45,891

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIX2		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$26,017	28,056	5,405	4,801	56,123	-	57,075	58,683
Realized gain (loss) on investments	(44,527)	(28,228)	116,838	49,819	8,094	-	295,153	236,180
Change in unrealized gain (loss) on investments	77,495	(69,931)	32,099	101,640	(256,170)	-	(179,201)	532,348
Reinvested capital gains	-	16,397	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,985	(53,706)	154,342	156,260	(191,953)	-	173,027	827,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	177,394	388,173	472,500	136,090	503,613	-	92,075	129,460
Transfers between funds	(83,881)	(284,238)	295,820	428,313	2,763,411	-	(495,498)	154,875
Surrenders (note 6)	(62,246)	(59,947)	(220)	(131,666)	(1)	-	(53,019)	(164,002)
Death Benefits (note 4)	(1,392)	(523)	-	-	-	-	-	(337)
Net policy repayments (loans) (note 5)	(10,071)	(15,765)	(39,178)	28	14,885	-	(62,729)	12,569
Deductions for surrender charges (note 2d)	(4,139)	(13,869)	(205)	(4,179)	(5,040)	-	(20,541)	(21,397)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,321)	(118,803)	(72,553)	(37,324)	(179,514)	-	(189,824)	(244,096)
Asset charges (note 3)	(5,387)	(6,283)	(1,717)	(1,625)	(1,675)	-	(13,994)	(14,592)
Adjustments to maintain reserves	61	(28)	20	(5)	8	-	(7)	(2,698)

Net equity transactions	(88,982)	(111,283)	654,467	389,632	3,095,687	-	(743,537)	(150,218)

Net change in contract owners’ equity	(29,997)	(164,989)	808,809	545,892	2,903,734	-	(570,510)	676,993
Contract owners’ equity beginning of period	1,370,220	1,535,209	798,071	252,179	-	-	3,953,738	3,276,745

Contract owners’ equity end of period	$1,340,223	1,370,220	1,606,880	798,071	2,903,734	-	3,383,228	3,953,738

CHANGES IN UNITS:
Beginning units	97,820	105,154	58,806	24,108	-	-	222,191	234,319
Units purchased	23,103	48,664	75,914	42,581	378,948	-	6,543	30,632
Units redeemed	(29,425)	(55,998)	(28,366)	(7,883)	(67,830)	-	(47,633)	(42,760)

Ending units	91,498	97,820	106,354	58,806	311,118	-	181,101	222,191

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,499	14,354	37,845	35,966	18,668	20,272	136,099	133,883
Realized gain (loss) on investments	18,786	14,466	32,292	22,423	10,215	21,864	286,918	198,620
Change in unrealized gain (loss) on investments	2,698	75,442	12,031	281,867	(17,930)	5,761	(11,504)	910,955
Reinvested capital gains	3,159	7,687	30,808	30,548	31,902	18,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,142	111,949	112,976	370,804	42,855	66,087	411,513	1,243,458

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,806	4,955	2,757	3,443	12,205	12,067	387,124	286,869
Transfers between funds	4,400	(14,275)	(10,362)	(13,900)	(6,847)	(74,173)	(165,214)	(452,460)
Surrenders (note 6)	(7,761)	(1,568)	(6,242)	(679)	(44,014)	(337,111)	(186,991)	(34,565)
Death Benefits (note 4)	-	-	-	-	(18,529)	-	-	(217)
Net policy repayments (loans) (note 5)	(4,250)	160	(13,864)	(168)	(27,830)	(175)	(365,120)	(19,795)
Deductions for surrender charges (note 2d)	(2,500)	(2,800)	(3,729)	(1,406)	(12,852)	(15,661)	(13,092)	(26,163)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,137)	(92,411)	(66,467)	(84,496)	(94,713)	(117,355)	(480,932)	(565,639)
Asset charges (note 3)	(4,856)	(4,909)	(10,332)	(9,886)	(6,412)	(7,749)	(32,489)	(32,155)
Adjustments to maintain reserves	6	(10)	2	(4)	18	(3)	24	(6)

Net equity transactions	(79,292)	(110,858)	(108,237)	(107,096)	(198,974)	(540,160)	(856,690)	(844,131)

Net change in contract owners’ equity	(40,150)	1,091	4,739	263,708	(156,119)	(474,073)	(445,177)	399,327
Contract owners’ equity beginning of period	893,964	892,873	2,217,324	1,953,616	1,157,489	1,631,562	8,413,613	8,014,286

Contract owners’ equity end of period	$853,814	893,964	2,222,063	2,217,324	1,001,370	1,157,489	7,968,436	8,413,613

CHANGES IN UNITS:
Beginning units	55,874	63,297	122,047	128,494	81,059	119,779	511,799	568,566
Units purchased	988	337	145	210	974	864	26,302	19,427
Units redeemed	(5,837)	(7,760)	(5,943)	(6,657)	(14,533)	(39,584)	(77,259)	(76,194)

Ending units	51,025	55,874	116,249	122,047	67,500	81,059	460,842	511,799

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$197,752	208,336	17,544	16,749	50,593	32,102	(1)	-
Realized gain (loss) on investments	725,498	687,644	10,405	9,210	144,225	86,655	-	-
Change in unrealized gain (loss) on investments	(335,370)	1,763,773	(1,300)	58,355	(65,220)	485,270	-	-
Reinvested capital gains	-	-	18,341	12,123	236,297	67,021	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	587,880	2,659,753	44,990	96,437	365,895	671,048	(1)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	489,287	546,504	30,799	78,987	920,074	505,056	617,847	535,735
Transfers between funds	(768,093)	(1,050,795)	(32,757)	(720)	705,356	605,636	(1,330,785)	(739,505)
Surrenders (note 6)	(598,667)	(392,516)	(787)	(119)	(119,784)	(26,562)	(1,088,454)	(401,366)
Death Benefits (note 4)	(144)	(296)	-	-	(14,056)	(949)	-	(211)
Net policy repayments (loans) (note 5)	(337,401)	(102,445)	(406)	(4,317)	60,208	(9,953)	658,965	(22,105)
Deductions for surrender charges (note 2d)	(62,588)	(116,017)	(558)	(2,964)	(5,464)	(4,963)	(101,146)	(72,418)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(782,874)	(1,026,783)	(54,625)	(70,315)	(189,633)	(121,621)	(260,453)	(374,343)
Asset charges (note 3)	(41,277)	(42,824)	(3,213)	(3,352)	(12,773)	(9,163)	(10,511)	(12,111)
Adjustments to maintain reserves	21	437	5	2	7	(36)	8,400	(5,093)

Net equity transactions	(2,101,736)	(2,184,735)	(61,542)	(2,798)	1,343,935	937,445	(1,506,137)	(1,091,417)

Net change in contract owners’ equity	(1,513,856)	475,018	(16,552)	93,639	1,709,830	1,608,493	(1,506,138)	(1,091,417)
Contract owners’ equity beginning of period	13,144,810	12,669,792	994,912	901,273	3,250,790	1,642,297	3,984,842	5,076,259

Contract owners’ equity end of period	$11,630,954	13,144,810	978,360	994,912	4,960,620	3,250,790	2,478,704	3,984,842

CHANGES IN UNITS:
Beginning units	756,842	892,730	64,057	64,118	143,174	96,235	347,049	442,103
Units purchased	32,441	35,686	1,999	5,487	83,614	60,119	60,551	70,791
Units redeemed	(151,233)	(171,574)	(5,915)	(5,548)	(27,118)	(13,180)	(191,724)	(165,845)

Ending units	638,050	756,842	60,141	64,057	199,670	143,174	215,876	347,049

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1	-	14,722	-	22,003	-	11,912	13,241
Realized gain (loss) on investments	-	-	(1,437)	-	720	-	96,350	90,688
Change in unrealized gain (loss) on investments	-	-	(118,112)	-	(132,878)	-	(52,162)	282,471
Reinvested capital gains	-	-	72,365	-	-	-	166,259	122,667

Net increase (decrease) in contract owners’ equity resulting from operations	1	-	(32,462)	-	(110,155)	-	222,359	509,067

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,036,274	18,779,029	238,025	-	132,195	-	483,161	283,879
Transfers between funds	(19,846,195)	(12,890,238)	1,342,398	-	1,270,220	-	100,003	13,028
Surrenders (note 6)	(1,627,587)	(445,205)	(50,844)	-	(1,510)	-	(130,603)	(36,822)
Death Benefits (note 4)	(71)	-	(103)	-	(20,814)	-	(42,422)	(87)
Net policy repayments (loans) (note 5)	189,317	(223,046)	(30,404)	-	(11,922)	-	42,886	(2,944)
Deductions for surrender charges (note 2d)	(199,281)	(27,970)	(4,053)	-	(509)	-	(10,791)	(8,522)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,223,761)	(1,129,318)	(66,351)	-	(33,498)	-	(167,874)	(141,226)
Asset charges (note 3)	(35,485)	(25,658)	(3,764)	-	(2,103)	-	(6,887)	(5,228)
Adjustments to maintain reserves	(3,362)	286	43	-	9	-	71	(14)

Net equity transactions	(710,151)	4,037,880	1,424,947	-	1,332,068	-	267,544	102,064

Net change in contract owners’ equity	(710,150)	4,037,880	1,392,485	-	1,221,913	-	489,903	611,131
Contract owners’ equity beginning of period	7,830,550	3,792,670	-	-	-	-	2,006,635	1,395,504

Contract owners’ equity end of period	$7,120,400	7,830,550	1,392,485	-	1,221,913	-	2,496,538	2,006,635

CHANGES IN UNITS:
Beginning units	783,055	379,267	-	-	-	-	138,170	129,471
Units purchased	2,416,975	1,889,428	160,099	-	142,148	-	41,641	32,180
Units redeemed	(2,487,990)	(1,485,640)	(17,944)	-	(7,988)	-	(24,152)	(23,481)

Ending units	712,040	783,055	142,155	-	134,160	-	155,659	138,170

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,683	9,527	-	-	8,963	1,950	8,656	6,241
Realized gain (loss) on investments	40,683	18,097	143,015	46,685	6,157	12,794	28,902	36,602
Change in unrealized gain (loss) on investments	(67,139)	113,407	(309,643)	368,987	(47,763)	7,578	(88,282)	70,825
Reinvested capital gains	104,446	32,737	247,401	122,698	93,200	5,277	150,279	25,163

Net increase (decrease) in contract owners’ equity resulting from operations	92,673	173,768	80,773	538,370	60,557	27,599	99,555	138,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	438,942	168,282	323,915	168,746	242,646	41,714	79,456	62,513
Transfers between funds	68,421	96,481	121,192	53,412	206,856	78,722	(15,411)	92,737
Surrenders (note 6)	(7,875)	(4,462)	(152,120)	(26,981)	-	-	(64,852)	(30,469)
Death Benefits (note 4)	(353)	-	(3,349)	(1,042)	(110)	-	-	(231)
Net policy repayments (loans) (note 5)	(30,386)	(6,033)	(17,759)	(5,367)	(9,095)	(1,546)	(14,495)	(3,140)
Deductions for surrender charges (note 2d)	(1,583)	(6,754)	(15,199)	(13,297)	(262)	-	(4,616)	(7,081)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,769)	(52,686)	(127,443)	(119,025)	(31,929)	(9,722)	(41,145)	(41,951)
Asset charges (note 3)	(3,704)	(2,128)	(7,210)	(5,922)	(890)	(228)	(2,520)	(2,086)
Adjustments to maintain reserves	43	(8)	9	58	9	(7)	60	66

Net equity transactions	384,736	192,692	122,036	50,582	407,225	108,933	(63,523)	70,358

Net change in contract owners’ equity	477,409	366,460	202,809	588,952	467,782	136,532	36,032	209,189
Contract owners’ equity beginning of period	770,803	404,343	1,961,821	1,372,869	185,122	48,590	594,817	385,628

Contract owners’ equity end of period	$1,248,212	770,803	2,164,630	1,961,821	652,904	185,122	630,849	594,817

CHANGES IN UNITS:
Beginning units	55,946	39,748	126,740	123,232	12,836	4,577	36,573	32,170
Units purchased	35,945	23,581	34,427	17,930	35,652	11,810	5,726	11,689
Units redeemed	(9,916)	(7,383)	(26,749)	(14,422)	(9,845)	(3,551)	(9,152)	(7,286)

Ending units	81,975	55,946	134,418	126,740	38,643	12,836	33,147	36,573

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	5,375	7,140	2,431	1,468	30,777	31,509
Realized gain (loss) on investments	50,381	33,465	92,957	37,792	29,732	84,732	12,036	22,085
Change in unrealized gain (loss) on investments	(159,517)	172,751	(127,998)	208,259	(232,458)	262,164	(7,156)	(69,991)
Reinvested capital gains	145,477	37,864	91,945	-	216,546	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,341	244,080	62,279	253,191	16,251	348,364	35,657	(16,397)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	196,771	143,479	198,007	129,828	254,834	192,212	129,278	178,466
Transfers between funds	160,934	38,492	(106,358)	200,199	26,401	138,622	24,274	(47,736)
Surrenders (note 6)	(32,675)	(5,610)	(9,331)	(18,477)	(18,203)	(25,423)	(3,704)	(10,560)
Death Benefits (note 4)	(8,297)	-	(2,456)	(483)	(26)	(452)	(9,504)	-
Net policy repayments (loans) (note 5)	(8,325)	(1,340)	(42,862)	(2,806)	(1,991)	(5,251)	(6,686)	(92,654)
Deductions for surrender charges (note 2d)	(9,913)	(5,032)	(1,906)	(3,949)	(4,822)	(7,677)	(1,351)	(2,978)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,658)	(63,823)	(64,260)	(48,642)	(96,367)	(78,879)	(53,529)	(57,167)
Asset charges (note 3)	(2,976)	(2,117)	(3,139)	(2,688)	(4,516)	(3,312)	(2,285)	(2,387)
Adjustments to maintain reserves	15	(8)	16	(6)	(24)	(7)	12	(2)

Net equity transactions	218,876	104,041	(32,289)	252,976	155,286	209,833	76,505	(35,018)

Net change in contract owners’ equity	255,217	348,121	29,990	506,167	171,537	558,197	112,162	(51,415)
Contract owners’ equity beginning of period	857,037	508,916	1,003,722	497,555	1,329,304	771,107	881,989	933,404

Contract owners’ equity end of period	$1,112,254	857,037	1,033,712	1,003,722	1,500,841	1,329,304	994,151	881,989

CHANGES IN UNITS:
Beginning units	48,365	41,439	48,920	34,047	62,947	51,451	58,991	61,728
Units purchased	23,759	12,749	12,136	21,349	14,669	18,904	12,938	15,609
Units redeemed	(11,073)	(5,823)	(13,980)	(6,476)	(7,121)	(7,408)	(7,922)	(18,346)

Ending units	61,051	48,365	47,076	48,920	70,495	62,947	64,007	58,991

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,730	1,985	702	1,273	41,471	32,128	104,324	44,919
Realized gain (loss) on investments	(304)	(1,316)	668	243	167,156	100,375	67,920	47,135
Change in unrealized gain (loss) on investments	(2,021)	(1,344)	(528)	(1,542)	(350,781)	1,124,129	50,060	306,638
Reinvested capital gains	-	173	-	95	585,390	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,405	(502)	842	69	443,236	1,256,632	222,304	398,692

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	256,933	260,509	1,531	1,492	445,703	436,592	2,441,737	1,164,759
Transfers between funds	(56,582)	(123,845)	(47,092)	(4,006)	920,345	(81,174)	1,471,604	650,785
Surrenders (note 6)	(726)	(336)	(1,043)	(317)	(292,377)	(84,660)	(136,278)	(17,155)
Death Benefits (note 4)	(1,190)	-	(227)	-	(3,019)	-	-	(696)
Net policy repayments (loans) (note 5)	(5,681)	(381)	10	(635)	(25,487)	(77,097)	(23,854)	(16,519)
Deductions for surrender charges (note 2d)	-	(706)	(81)	(488)	(29,037)	(26,314)	(12,379)	(11,199)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,210)	(7,798)	(4,154)	(6,086)	(279,426)	(258,239)	(536,580)	(247,527)
Asset charges (note 3)	(354)	(370)	(189)	(205)	(20,185)	(15,078)	(21,105)	(5,397)
Adjustments to maintain reserves	8	-	11	(5)	21	(490)	5	(4)

Net equity transactions	181,198	127,073	(51,234)	(10,250)	716,538	(106,460)	3,183,150	1,517,047

Net change in contract owners’ equity	182,603	126,571	(50,392)	(10,181)	1,159,774	1,150,172	3,405,454	1,915,739
Contract owners’ equity beginning of period	153,023	26,452	118,735	128,916	4,651,275	3,501,103	2,634,524	718,785

Contract owners’ equity end of period	$335,626	153,023	68,343	118,735	5,811,049	4,651,275	6,039,978	2,634,524

CHANGES IN UNITS:
Beginning units	14,974	2,597	10,369	11,270	206,369	212,351	197,326	68,585
Units purchased	26,730	25,657	135	387	59,882	26,561	285,486	157,900
Units redeemed	(9,112)	(13,280)	(4,565)	(1,288)	(29,278)	(32,543)	(52,513)	(29,159)

Ending units	32,592	14,974	5,939	10,369	236,973	206,369	430,299	197,326

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$52,405	69,015	53,967	32,026	33,313	22,366	221,116	144,375
Realized gain (loss) on investments	161,937	5,929	10,239	15,981	3,243	3,484	217,862	60,202
Change in unrealized gain (loss) on investments	(121,411)	203,347	21,196	154,742	(31,145)	2,427	73,635	813,735
Reinvested capital gains	9,276	31,727	34,443	21,239	51,302	15,655	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102,207	310,018	119,845	223,988	56,713	43,932	512,613	1,018,312

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,390,043	2,996,214	1,143,765	801,919	537,575	467,864	4,613,643	2,769,522
Transfers between funds	(2,131,146)	115,606	268,388	324,377	223,607	47,628	122,973	360,048
Surrenders (note 6)	(513)	(8,969)	(1,387)	(56,846)	(19,549)	(1)	(119,963)	(219,864)
Death Benefits (note 4)	-	-	(23,878)	-	(64,190)	-	-	(2,522)
Net policy repayments (loans) (note 5)	(3,270)	916	(6,077)	(10,787)	(12,789)	83	(174,646)	(5,201)
Deductions for surrender charges (note 2d)	(817)	(1,378)	(6,388)	(1,407)	(7,231)	(46)	(29,740)	(22,660)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(371,606)	(288,054)	(275,640)	(174,392)	(162,637)	(113,619)	(936,010)	(737,595)
Asset charges (note 3)	(13,626)	(7,855)	(10,839)	(6,345)	(10,302)	(5,553)	(58,014)	(38,270)
Adjustments to maintain reserves	2	(243)	12	529	9	5	17	(2)

Net equity transactions	(1,130,933)	2,806,237	1,087,956	877,048	484,493	396,361	3,418,260	2,103,456

Net change in contract owners’ equity	(1,028,726)	3,116,255	1,207,801	1,101,036	541,206	440,293	3,930,873	3,121,768
Contract owners’ equity beginning of period	3,970,064	853,809	1,801,347	700,311	1,175,786	735,493	8,229,174	5,107,406

Contract owners’ equity end of period	$2,941,338	3,970,064	3,009,148	1,801,347	1,716,992	1,175,786	12,160,047	8,229,174

CHANGES IN UNITS:
Beginning units	338,593	82,747	144,799	67,377	109,569	71,938	680,674	493,352
Units purchased	142,094	283,338	110,740	99,706	69,595	61,739	386,430	298,092
Units redeemed	(241,075)	(27,492)	(25,958)	(22,284)	(25,434)	(24,108)	(111,965)	(110,770)

Ending units	239,612	338,593	229,581	144,799	153,730	109,569	955,139	680,674

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDMAP		NVDMCP		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$392,318	233,980	16,679	7,172	32,610	15,578	26,286	-
Realized gain (loss) on investments	186,691	26,484	1,871	3,548	4,981	(4,561)	55,774	44,284
Change in unrealized gain (loss) on investments	299,527	1,405,319	(3,882)	10,854	(142,544)	130,937	42,744	247,813
Reinvested capital gains	-	-	13,612	3,883	33,933	7,561	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	878,536	1,665,783	28,280	25,457	(71,020)	149,515	124,804	292,097

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,196,083	6,399,812	439,797	244,661	140,526	157,880	302,653	162,745
Transfers between funds	1,414,425	1,624,428	170,050	90,604	26,630	(8,878)	163,438	(18,397)
Surrenders (note 6)	(437,503)	(136,122)	(2,538)	(39,995)	(68,246)	(35,633)	(41,236)	(27,015)
Death Benefits (note 4)	(517)	(436)	-	-	(1,064)	(202)	(2,299)	-
Net policy repayments (loans) (note 5)	(142,732)	(62,478)	(2,810)	590	(8,914)	(3,743)	(4,228)	(8,230)
Deductions for surrender charges (note 2d)	(153,686)	(44,645)	(1,983)	(4,792)	(6,380)	(12,256)	(6,051)	(7,866)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,074,074)	(1,275,966)	(117,761)	(84,349)	(80,756)	(86,364)	(83,624)	(69,945)
Asset charges (note 3)	(59,959)	(27,831)	(3,882)	(1,802)	(3,561)	(3,343)	(4,664)	(3,794)
Adjustments to maintain reserves	36	9,790	18	(8)	24	(13)	21	39

Net equity transactions	7,742,073	6,486,552	480,891	204,909	(1,741)	7,448	324,010	27,537

Net change in contract owners’ equity	8,620,609	8,152,335	509,171	230,366	(72,761)	156,963	448,814	319,634
Contract owners’ equity beginning of period	13,161,273	5,008,938	381,071	150,705	901,241	744,278	1,157,106	837,472

Contract owners’ equity end of period	$21,781,882	13,161,273	890,242	381,071	828,480	901,241	1,605,920	1,157,106

CHANGES IN UNITS:
Beginning units	1,028,463	479,702	33,484	14,656	51,705	51,280	65,274	64,080
Units purchased	841,641	685,227	52,435	31,694	44,534	10,845	26,992	12,369
Units redeemed	(250,697)	(136,466)	(11,332)	(12,866)	(44,493)	(10,420)	(9,282)	(11,175)

Ending units	1,619,407	1,028,463	74,587	33,484	51,746	51,705	82,984	65,274

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$209,448	80,238	419	241	8,363	195	9,720	5,071
Realized gain (loss) on investments	137,139	132,887	1,123	35	230	112	3,682	4,766
Change in unrealized gain (loss) on investments	(407,304)	(465,729)	(1,496)	953	(23,681)	102	5,203	24,498
Reinvested capital gains	1,654,086	355,500	595	28	6,716	49	42,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,593,369	102,896	641	1,257	(8,372)	458	60,973	34,335

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,039,563	1,664,022	8,312	1,346	471,957	5,548	663,374	145,894
Transfers between funds	(431,976)	364,675	10,947	10,417	135,281	4,887	111,279	312,663
Surrenders (note 6)	(163,332)	(73,507)	(1,660)	-	-	-	(3,898)	1
Death Benefits (note 4)	(12,868)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	31,276	(126,823)	-	-	-	-	(5,485)	(1,005)
Deductions for surrender charges (note 2d)	(26,597)	(25,038)	-	-	(173)	-	(2,883)	(94)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(535,258)	(391,214)	(2,230)	(529)	(22,102)	(1,636)	(104,046)	(17,385)
Asset charges (note 3)	(11,977)	(10,210)	(15)	-	(958)	(17)	(1,978)	(157)
Adjustments to maintain reserves	(381)	(10)	4	3	7	(3)	7,744	(7,732)

Net equity transactions	888,450	1,401,895	15,358	11,237	584,012	8,779	664,107	432,185

Net change in contract owners’ equity	2,481,819	1,504,791	15,999	12,494	575,640	9,237	725,080	466,520
Contract owners’ equity beginning of period	5,358,066	3,853,275	12,494	-	9,237	-	466,520	-

Contract owners’ equity end of period	$7,839,885	5,358,066	28,493	12,494	584,877	9,237	1,191,600	466,520

CHANGES IN UNITS:
Beginning units	438,421	324,894	1,092	-	821	-	36,792	-
Units purchased	174,747	171,434	2,177	1,140	52,789	1,176	63,085	38,368
Units redeemed	(115,436)	(57,907)	(859)	(48)	(2,688)	(355)	(9,993)	(1,576)

Ending units	497,732	438,421	2,410	1,092	50,922	821	89,884	36,792

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVEX1		NOTB3		NOTG3		NOTMG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$86,502	25,076	4,035	1,722	6,730	100	4,265	1,003
Realized gain (loss) on investments	8,398	33,163	1,316	217	2,337	76	11,233	64
Change in unrealized gain (loss) on investments	307,684	36,806	2,359	8,073	(8,201)	1,868	(11,782)	6,459
Reinvested capital gains	-	-	2,859	-	-	-	4,372	-

Net increase (decrease) in contract owners’ equity resulting from operations	402,584	95,045	10,569	10,012	866	2,044	8,088	7,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,927,075	576,221	190,197	38,323	495,980	37,845	333,856	19,285
Transfers between funds	1,527,738	1,053,321	112,437	212,757	275,810	11,596	(6,509)	109,693
Surrenders (note 6)	(9,464)	(49,257)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,535)	(1,535)	(123)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(4,986)	(189)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(299,419)	(36,328)	(36,176)	(5,894)	(83,329)	(4,663)	(30,730)	(3,472)
Asset charges (note 3)	(5,969)	(653)	(1,938)	(385)	(3,156)	(63)	(1,958)	(55)
Adjustments to maintain reserves	11,760	(11,750)	1	(3)	2	(1)	8	(7)

Net equity transactions	3,131,200	1,529,830	264,398	244,798	685,307	44,714	294,667	125,444

Net change in contract owners’ equity	3,533,784	1,624,875	274,967	254,810	686,173	46,758	302,755	132,970
Contract owners’ equity beginning of period	1,624,875	-	254,810	-	46,758	-	132,970	-

Contract owners’ equity end of period	$5,158,659	1,624,875	529,777	254,810	732,931	46,758	435,725	132,970

CHANGES IN UNITS:
Beginning units	137,283	-	24,676	-	4,285	-	12,476	-
Units purchased	285,824	145,156	28,785	25,353	69,915	4,743	40,542	12,818
Units redeemed	(38,631)	(7,873)	(3,649)	(677)	(7,818)	(458)	(13,230)	(342)

Ending units	384,476	137,283	49,812	24,676	66,382	4,285	39,788	12,476

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,791	10,839	8,330	13,786	30,257	27,080	23,918	31,011
Realized gain (loss) on investments	98,495	96,428	(13,957)	(13,238)	123,691	112,001	212,706	123,125
Change in unrealized gain (loss) on investments	(186,776)	315,827	11,082	(105,566)	74,303	406,005	(249,764)	882,195
Reinvested capital gains	309,949	100,611	16,906	31,507	161,000	31,194	227,152	38,134

Net increase (decrease) in contract owners’ equity resulting from operations	240,459	523,705	22,361	(73,511)	389,251	576,280	214,012	1,074,465

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	534,206	342,626	12,757	15,995	181,419	255,652	669,818	911,548
Transfers between funds	203,967	293,338	(65,485)	(204,466)	15,913	(62,526)	72,078	(105,288)
Surrenders (note 6)	(24,798)	(54,272)	(19,022)	(5,083)	(32,259)	(70,249)	(67,676)	(37,008)
Death Benefits (note 4)	-	-	-	-	-	(1,864)	(4,643)	-
Net policy repayments (loans) (note 5)	(3,065)	(17,932)	10,174	(6,017)	14,370	(23,789)	(26,389)	(20,750)
Deductions for surrender charges (note 2d)	(5,577)	(3,374)	(2,332)	(2,483)	(6,851)	(14,446)	(14,123)	(10,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(162,979)	(110,551)	(29,321)	(47,677)	(130,876)	(139,194)	(242,470)	(240,323)
Asset charges (note 3)	(7,813)	(5,909)	(2,597)	(2,918)	(7,378)	(6,669)	(11,990)	(9,200)
Adjustments to maintain reserves	50	(19)	13	(4)	(29)	-	(4)	(79)

Net equity transactions	533,991	443,907	(95,813)	(252,653)	34,309	(63,085)	374,601	488,258

Net change in contract owners’ equity	774,450	967,612	(73,452)	(326,164)	423,560	513,195	588,613	1,562,723
Contract owners’ equity beginning of period	2,226,517	1,258,905	692,757	1,018,921	2,415,405	1,902,210	3,934,333	2,371,610

Contract owners’ equity end of period	$3,000,967	2,226,517	619,305	692,757	2,838,965	2,415,405	4,522,946	3,934,333

CHANGES IN UNITS:
Beginning units	130,573	101,925	48,973	65,923	103,011	105,555	175,641	148,982
Units purchased	48,032	44,716	890	1,692	19,586	17,920	50,300	60,569
Units redeemed	(17,439)	(16,068)	(7,481)	(18,642)	(18,601)	(20,464)	(33,860)	(33,910)

Ending units	161,166	130,573	42,382	48,973	103,996	103,011	192,081	175,641

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		FQB		FNRS2		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$25,417	24,154	3,709	2,514	50,781	38,111	137,869	90,075
Realized gain (loss) on investments	41,263	41,531	(18)	59	91,789	64,920	116,256	86,942
Change in unrealized gain (loss) on investments	4,030	163,164	(134)	(1,858)	(1,203,859)	852,364	48,862	384,214
Reinvested capital gains	35,194	2,807	-	-	77,873	33,599	66,643	247,302

Net increase (decrease) in contract owners’ equity resulting from operations	105,904	231,656	3,557	715	(983,416)	988,994	369,630	808,533

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	210,832	218,864	32,289	17,685	2,367,955	1,744,884	997,494	872,697
Transfers between funds	(97,477)	56,787	77,673	34,282	271,930	(10,236)	143,654	(43,197)
Surrenders (note 6)	(35,100)	(95,584)	(2,856)	(19,225)	(81,020)	(114,649)	(111,698)	(19,913)
Death Benefits (note 4)	(678)	-	-	-	-	(2,430)	(7,726)	(10,175)
Net policy repayments (loans) (note 5)	(6,943)	1,152	(1,409)	(17)	(27,801)	(65,439)	(18,815)	(2,465)
Deductions for surrender charges (note 2d)	(1,112)	(5,759)	(137)	(343)	(30,263)	(29,711)	(21,137)	(11,308)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,892)	(67,251)	(11,641)	(6,575)	(665,815)	(520,126)	(317,562)	(283,868)
Asset charges (note 3)	(2,027)	(2,105)	(373)	(319)	(25,089)	(18,513)	(13,253)	(10,352)
Adjustments to maintain reserves	4	4	1	(5)	30	(4,794)	11	(7)

Net equity transactions	(1,393)	106,108	93,547	25,483	1,809,927	978,986	650,968	491,412

Net change in contract owners’ equity	104,511	337,764	97,104	26,198	826,511	1,967,980	1,020,598	1,299,945
Contract owners’ equity beginning of period	1,348,682	1,010,918	86,458	60,260	5,797,017	3,829,037	4,039,744	2,739,799

Contract owners’ equity end of period	$1,453,193	1,348,682	183,562	86,458	6,623,528	5,797,017	5,060,342	4,039,744

CHANGES IN UNITS:
Beginning units	71,016	64,464	5,666	3,990	255,548	209,550	238,428	207,000
Units purchased	12,501	19,934	7,010	3,422	126,874	91,003	76,370	68,781
Units redeemed	(12,726)	(13,382)	(1,086)	(1,746)	(47,714)	(45,005)	(39,903)	(37,353)

Ending units	70,791	71,016	11,590	5,666	334,708	255,548	274,895	238,428

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S		FF20S		FF30S		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,396	15,891	38,477	36,162	86,978	79,610	5,072	5,952
Realized gain (loss) on investments	10,658	19,262	90,834	19,884	66,793	217,332	330,722	34,376
Change in unrealized gain (loss) on investments	3,991	75,066	(63,893)	195,836	7,862	585,500	113,477	856,493
Reinvested capital gains	20,367	11,415	40,751	25,689	108,607	68,390	-	2,148

Net increase (decrease) in contract owners’ equity resulting from operations	55,412	121,634	106,169	277,571	270,240	950,832	449,271	898,969

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	346,418	167,195	507,989	496,904	1,080,947	1,098,007	986,535	406,858
Transfers between funds	43	161,053	(98,732)	101,039	12,622	(472,144)	1,195,360	217,417
Surrenders (note 6)	(1,065)	1	(54,919)	(3,495)	(52,073)	(115,301)	(302,754)	(9,653)
Death Benefits (note 4)	-	-	-	(401)	(2,450)	(2,093)	-	(1,814)
Net policy repayments (loans) (note 5)	398	(387)	(3,139)	(20,062)	(40,434)	6,689	(17,220)	(17,255)
Deductions for surrender charges (note 2d)	(434)	(356)	(21,939)	(12,118)	(16,979)	(45,176)	(44,205)	(9,155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(94,356)	(96,279)	(197,690)	(195,294)	(478,732)	(484,083)	(303,404)	(217,529)
Asset charges (note 3)	(6,724)	(6,305)	(15,272)	(11,407)	(30,278)	(27,151)	(12,456)	(8,974)
Adjustments to maintain reserves	(12)	8	10	1	21	(4)	5	5

Net equity transactions	244,268	224,930	116,308	355,167	472,644	(41,256)	1,501,861	359,900

Net change in contract owners’ equity	299,680	346,564	222,477	632,738	742,884	909,576	1,951,132	1,258,869
Contract owners’ equity beginning of period	1,031,399	684,835	2,216,763	1,584,025	5,212,310	4,302,734	3,593,071	2,334,202

Contract owners’ equity end of period	$1,331,079	1,031,399	2,439,240	2,216,763	5,955,194	5,212,310	5,544,203	3,593,071

CHANGES IN UNITS:
Beginning units	60,427	45,496	125,691	104,144	283,709	284,545	187,989	166,338
Units purchased	20,185	25,660	28,514	36,646	61,639	77,089	110,068	42,475
Units redeemed	(5,878)	(10,729)	(22,063)	(15,099)	(36,231)	(77,925)	(37,173)	(20,824)

Ending units	74,734	60,427	132,142	125,691	309,117	283,709	260,884	187,989

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOSR		FVSS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$88,340	85,823	12,050	24,244	26,747	23,539	237	171
Realized gain (loss) on investments	(51,504)	(8,798)	303,025	382,642	34,172	(32,513)	290	264
Change in unrealized gain (loss) on investments	172,937	(191,118)	(47,941)	561,944	(237,499)	452,415	1,065	4,738
Reinvested capital gains	1,602	45,791	158,602	755,471	505	6,935	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	211,375	(68,302)	425,736	1,724,301	(176,075)	450,376	1,592	5,173

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	644,485	707,496	1,734,127	1,052,049	249,915	234,846	1,935	1,805
Transfers between funds	(385,088)	233,035	(243,590)	(213,126)	123,630	133,624	866	895
Surrenders (note 6)	(155,603)	(42,257)	(277,031)	(94,820)	(81,429)	(32,031)	-	-
Death Benefits (note 4)	(4,459)	(502)	-	-	(1,953)	(1,756)	-	-
Net policy repayments (loans) (note 5)	(10,074)	(17,561)	(45,210)	(73,888)	(3,268)	(9,316)	-	-
Deductions for surrender charges (note 2d)	(22,396)	(13,681)	(36,357)	(28,575)	(14,024)	(4,617)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(228,057)	(253,384)	(497,680)	(409,726)	(124,403)	(120,758)	(1,534)	(1,391)
Asset charges (note 3)	(9,318)	(8,999)	(27,156)	(20,954)	(6,810)	(5,936)	(105)	(91)
Adjustments to maintain reserves	25	(11)	(33)	1,400	13	(1)	3	(7)

Net equity transactions	(170,485)	604,136	607,070	212,360	141,671	194,055	1,165	1,211

Net change in contract owners’ equity	40,890	535,834	1,032,806	1,936,661	(34,404)	644,431	2,757	6,384
Contract owners’ equity beginning of period	4,069,121	3,533,287	6,559,465	4,622,804	2,045,465	1,401,034	22,955	16,571

Contract owners’ equity end of period	$4,110,011	4,069,121	7,592,271	6,559,465	2,011,061	2,045,465	25,712	22,955

CHANGES IN UNITS:
Beginning units	274,240	233,628	275,346	264,029	113,452	101,255	1,183	1,114
Units purchased	66,561	74,295	92,880	59,547	22,772	28,511	141	155
Units redeemed	(78,876)	(33,683)	(68,122)	(48,230)	(14,748)	(16,314)	(82)	(86)

Ending units	261,925	274,240	300,104	275,346	121,476	113,452	1,242	1,183

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$44,711	58,590	829	1,109	27,228	45,601	8,264	-
Realized gain (loss) on investments	17,161	18,545	4,471	1,045	258,799	336,476	2,062	-
Change in unrealized gain (loss) on investments	(20,349)	42,313	(609)	13,162	(501,099)	514,425	(36,279)	-
Reinvested capital gains	-	-	1,027	-	236,882	50,498	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,523	119,448	5,718	15,316	21,810	947,000	(25,953)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,539	13,268	2,657	2,894	409,606	522,832	37,145	-
Transfers between funds	(4,155)	(67,063)	8,031	12,001	(409,379)	(296,805)	505,382	-
Surrenders (note 6)	(34,090)	(4,378)	-	(2,083)	(118,855)	(50,056)	(15,771)	-
Death Benefits (note 4)	-	-	-	-	-	(1,686)	-	-
Net policy repayments (loans) (note 5)	(20,408)	(5,918)	-	-	(18,463)	(54,730)	(1,135)	-
Deductions for surrender charges (note 2d)	(5,263)	(5,115)	-	(365)	(14,433)	(16,906)	(2,696)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,351)	(60,680)	(2,680)	(3,192)	(206,519)	(234,733)	(18,011)	-
Asset charges (note 3)	(2,668)	(2,528)	(264)	(275)	(8,441)	(8,371)	(1,285)	-
Adjustments to maintain reserves	12	(166)	16	(8)	(32)	(535)	11	-

Net equity transactions	(100,384)	(132,580)	7,760	8,972	(366,516)	(140,990)	503,640	-

Net change in contract owners’ equity	(58,861)	(13,132)	13,478	24,288	(344,706)	806,010	477,687	-
Contract owners’ equity beginning of period	896,587	909,719	67,633	43,345	3,408,627	2,602,617	-	-

Contract owners’ equity end of period	$837,726	896,587	81,111	67,633	3,063,921	3,408,627	477,687	-

CHANGES IN UNITS:
Beginning units	54,549	63,064	3,483	2,903	152,465	158,909	-	-
Units purchased	1,497	1,864	496	917	21,681	33,277	55,035	-
Units redeemed	(7,327)	(10,379)	(147)	(337)	(38,299)	(39,721)	(4,375)	-

Ending units	48,719	54,549	3,832	3,483	135,847	152,465	50,660	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,788	-	105,101	-	39,565	156,069	12,054	18,549
Realized gain (loss) on investments	(4,979)	-	(6,183)	-	2,822	1,289	(14,417)	(1,211)
Change in unrealized gain (loss) on investments	(98,523)	-	(78,092)	-	(3,892)	(107,109)	6,852	(12,280)
Reinvested capital gains	-	-	-	-	1,207	227,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,714)	-	20,826	-	39,702	277,853	4,489	5,058

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,801	-	49,558	-	13,123	23,134	565,825	565,963
Transfers between funds	734,320	-	2,007,684	-	(9,017)	(1,697)	(4,749)	(231,248)
Surrenders (note 6)	(41,570)	-	(19,735)	-	(1,765)	(52,385)	(747,138)	(47,527)
Death Benefits (note 4)	-	-	-	-	-	-	-	(395)
Net policy repayments (loans) (note 5)	(6,124)	-	(33,726)	-	1,683	(2,203)	(2,539)	(7,024)
Deductions for surrender charges (note 2d)	(1,006)	-	(6,435)	-	(585)	(109)	(1,155)	(7,579)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,813)	-	(60,679)	-	(44,266)	(52,242)	(42,237)	(49,070)
Asset charges (note 3)	(1,417)	-	(5,784)	-	(1,802)	(1,741)	(1,934)	(1,838)
Adjustments to maintain reserves	44	-	10	-	7	(5)	6	-

Net equity transactions	693,235	-	1,930,893	-	(42,622)	(87,248)	(233,921)	221,282

Net change in contract owners’ equity	603,521	-	1,951,719	-	(2,920)	190,605	(229,432)	226,340
Contract owners’ equity beginning of period	-	-	-	-	1,394,493	1,203,888	899,896	673,556

Contract owners’ equity end of period	$603,521	-	1,951,719	-	1,391,573	1,394,493	670,464	899,896

CHANGES IN UNITS:
Beginning units	-	-	-	-	103,801	110,914	74,467	56,081
Units purchased	78,607	-	224,835	-	1,051	1,919	47,079	70,312
Units redeemed	(9,514)	-	(31,322)	-	(4,137)	(9,032)	(66,401)	(51,926)

Ending units	69,093	-	193,513	-	100,715	103,801	55,145	74,467

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		AMFAS		AMSRS		OVGS		OVIG
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	-	-	677	1,065	27,974	-	70	-
Realized gain (loss) on investments		388	3,640	6,881	17,840	(2,396)	-	(1,332)	-
Change in unrealized gain (loss) on investments		(1,759)	3,463	9,968	31,282	(89,001)	-	(673)	-
Reinvested capital gains		2,424	-	-	-	114,126	-	123	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,053	7,103	17,526	50,187	50,703	-	(1,812)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		3,309	3,697	14,064	19,979	240,226	-	18,583	-
Transfers between funds		-	-	(1,151)	(40,214)	2,598,093	-	33,643	-
Surrenders (note 6)		3,935	(3,385)	(751)	(204)	(36,231)	-	-	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	57	(837)	(11,464)	-	-	-
Deductions for surrender charges (note 2d)		2,689	(2,689)	(207)	(232)	(5,187)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,629)	(1,333)	(12,476)	(12,274)	(97,837)	-	(2,488)	-
Asset charges (note 3)		(116)	(94)	(710)	(647)	(5,287)	-	(61)	-
Adjustments to maintain reserves		(4)	6	4	(11)	(37)	-	(3)	-

Net equity transactions		8,184	(3,798)	(1,170)	(34,440)	2,682,276	-	49,674	-

Net change in contract owners’ equity		9,237	3,305	16,356	15,747	2,732,979	-	47,862	-
Contract owners’ equity beginning of period		18,982	15,677	170,461	154,714	-	-	-	-

Contract owners’ equity end of period	$	28,219	18,982	186,817	170,461	2,732,979	-	47,862	-

CHANGES IN UNITS:
Beginning units		1,218	1,467	8,706	10,873	-	-	-	-
Units purchased		532	290	736	1,257	197,152	-	5,543	-
Units redeemed		-	(539)	(798)	(3,424)	(15,631)	-	(284)	-

Ending units		1,750	1,218	8,644	8,706	181,521	-	5,259	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		OVGI		OVSC		OVSB		PMVAAA
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	13,816	11,583	13,209	13,853	8,823	7,173	24,180	11,087
Realized gain (loss) on investments		166,732	67,600	175,818	110,300	(425)	1,349	(3,162)	(13,320)
Change in unrealized gain (loss) on investments		(23,537)	221,943	(225,201)	332,092	(5,863)	(6,834)	(23,451)	(4,522)
Reinvested capital gains		33,395	-	212,219	18,237	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		190,406	301,126	176,045	474,482	2,535	1,688	(2,433)	(6,755)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		543,759	260,241	143,445	383,717	20,872	22,176	104,790	141,380
Transfers between funds		466,123	55,750	(254,689)	(14,284)	273,075	64,046	137,848	176,457
Surrenders (note 6)		(72,120)	(43,019)	(44,344)	(25,089)	(233)	(3,049)	(84)	(75,393)
Death Benefits (note 4)		-	(221)	-	(245)	-	-	-	-
Net policy repayments (loans) (note 5)		(19,742)	(11,200)	18,446	(40,332)	6	(544)	-	-
Deductions for surrender charges (note 2d)		(7,140)	(12,702)	(5,638)	(4,861)	(70)	(924)	(243)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(139,613)	(104,108)	(80,571)	(81,142)	(13,926)	(10,576)	(25,942)	(21,034)
Asset charges (note 3)		(5,321)	(4,791)	(5,552)	(5,670)	(1,095)	(618)	(876)	(645)
Adjustments to maintain reserves		44	58	45	87	34	2,989	13	(3)

Net equity transactions		765,990	140,008	(228,858)	212,181	278,663	73,500	215,506	220,762

Net change in contract owners’ equity		956,396	441,134	(52,813)	686,663	281,198	75,188	213,073	214,007
Contract owners’ equity beginning of period		1,346,894	905,760	1,718,731	1,032,068	190,349	115,161	255,895	41,888

Contract owners’ equity end of period	$	2,303,290	1,346,894	1,665,918	1,718,731	471,547	190,349	468,968	255,895

CHANGES IN UNITS:
Beginning units		73,971	65,549	77,262	65,423	18,724	11,313	23,803	3,907
Units purchased		59,198	20,960	15,590	25,395	27,894	9,009	35,744	28,990
Units redeemed		(18,903)	(12,538)	(25,948)	(13,556)	(1,514)	(1,598)	(16,130)	(9,094)

Ending units		114,266	73,971	66,904	77,262	45,104	18,724	43,417	23,803

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$161	-	21,036	15,909	45,305	44,357	63,653	38,931
Realized gain (loss) on investments	(121)	-	(16,968)	(3,183)	14,355	8,393	(31,834)	(24,056)
Change in unrealized gain (loss) on investments	(14,579)	-	(4,109)	(80,815)	(26,001)	(61,128)	77,825	(76,428)
Reinvested capital gains	-	-	2,776	9,340	-	-	-	19,690

Net increase (decrease) in contract owners’ equity resulting from operations	(14,539)	-	2,735	(58,749)	33,659	(8,378)	109,644	(41,863)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,747	-	115,466	161,839	624,406	1,200,425	872,823	978,486
Transfers between funds	66,772	-	(67,897)	20,571	383,978	84,980	484,503	287,463
Surrenders (note 6)	(1)	-	(17,722)	(15,253)	(112,091)	(72,481)	(9,144)	(80,721)
Death Benefits (note 4)	-	-	-	-	-	(107)	-	(1,286)
Net policy repayments (loans) (note 5)	-	-	7,452	(20,674)	17,018	(121,519)	(27,593)	(3,220)
Deductions for surrender charges (note 2d)	-	-	(8,643)	(3,743)	(9,605)	(16,210)	(1,724)	(7,516)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,140)	-	(53,163)	(56,600)	(269,581)	(270,074)	(193,430)	(146,969)
Asset charges (note 3)	(26)	-	(2,293)	(1,646)	(9,969)	(8,312)	(5,775)	(6,607)
Adjustments to maintain reserves	13	-	(5)	5	(97)	55	(232)	74

Net equity transactions	128,365	-	(26,805)	84,499	624,059	796,757	1,119,428	1,019,704

Net change in contract owners’ equity	113,826	-	(24,070)	25,750	657,718	788,379	1,229,072	977,841
Contract owners’ equity beginning of period	-	-	941,753	916,003	3,251,061	2,462,682	2,096,284	1,118,443

Contract owners’ equity end of period	$113,826	-	917,683	941,753	3,908,779	3,251,061	3,325,356	2,096,284

CHANGES IN UNITS:
Beginning units	-	-	73,260	66,644	261,520	197,839	192,991	100,954
Units purchased	16,517	-	10,689	26,723	122,273	145,572	178,903	139,012
Units redeemed	(1,198)	-	(12,847)	(20,107)	(72,012)	(81,891)	(78,290)	(46,975)

Ending units	15,319	-	71,102	73,260	311,781	261,520	293,604	192,991

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVMCCI		RVARS		TRHS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13	112	57	763	-	-	-	-
Realized gain (loss) on investments	659	464	814	527	117	(3)	-	320,069
Change in unrealized gain (loss) on investments	1,861	8,069	(11,368)	13,927	9,100	478	-	21,536
Reinvested capital gains	-	-	16,457	7,705	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,533	8,645	5,960	22,922	9,217	475	-	341,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,949	3,171	14,163	27,076	97,141	5,305	-	354,533
Transfers between funds	-	-	21,124	60,397	32,094	107,861	-	439,699
Surrenders (note 6)	-	54	-	-	(816)	-	-	(7,091)
Death Benefits (note 4)	-	-	-	-	-	-	-	(93)
Net policy repayments (loans) (note 5)	(30)	(1,048)	1	(131)	-	-	-	39
Deductions for surrender charges (note 2d)	-	(287)	(63)	-	-	-	-	(577)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,807)	(2,629)	(5,846)	(4,846)	(9,278)	(1,234)	-	(84,438)
Asset charges (note 3)	(149)	(124)	(540)	(351)	(36)	-	-	(3,262)
Adjustments to maintain reserves	9	(9)	2	(5)	13	(6)	-	(1,775,522)

Net equity transactions	(28)	(872)	28,841	82,140	119,118	111,926	-	(1,076,712)

Net change in contract owners’ equity	2,505	7,773	34,801	105,062	128,335	112,401	-	(735,107)
Contract owners’ equity beginning of period	29,691	21,918	133,512	28,450	112,401	-	-	735,107

Contract owners’ equity end of period	$32,196	29,691	168,313	133,512	240,736	112,401	-	-

CHANGES IN UNITS:
Beginning units	2,173	2,248	10,303	2,828	11,245	-	-	66,964
Units purchased	226	306	2,616	7,930	13,317	11,369	-	-
Units redeemed	(226)	(381)	(482)	(455)	(1,550)	(124)	-	(66,964)

Ending units	2,173	2,173	12,437	10,303	23,012	11,245	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRHSP		TRHS2		VWHA		WRPMAV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	1,971	10,935	89	-
Realized gain (loss) on investments	93,831	3,266	111,142	60,494	11,556	(16,182)	(20)	-
Change in unrealized gain (loss) on investments	771,511	204,015	169,975	310,184	(526,612)	159,266	(357)	-
Reinvested capital gains	480,770	112,421	119,484	51,444	-	31,258	304	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,346,112	319,702	400,601	422,122	(513,085)	185,277	16	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,774,265	414,437	88,311	66,973	629,693	460,118	9,576	-
Transfers between funds	1,217,726	548,683	5,684	141,537	226,508	152,221	-	-
Surrenders (note 6)	(40,152)	(1,423)	(22,783)	(5,145)	(25,472)	(108,384)	-	-
Death Benefits (note 4)	(11,726)	-	(1,026)	(73)	-	(2,159)	-	-
Net policy repayments (loans) (note 5)	(35,294)	(12,300)	(60,243)	3,505	(47,733)	(864)	-	-
Deductions for surrender charges (note 2d)	(14,375)	(1,274)	(2,029)	(2,161)	(1,262)	(9,899)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(438,440)	(99,915)	(55,467)	(53,277)	(203,573)	(138,238)	(2,514)	-
Asset charges (note 3)	(23,494)	(4,501)	(4,705)	(3,624)	(11,365)	(7,527)	(32)	-
Adjustments to maintain reserves	(2,423)	1,763,290	13	26	(10)	(4,834)	(1)	-

Net equity transactions	2,426,087	2,606,997	(52,245)	147,761	566,786	340,434	7,029	-

Net change in contract owners’ equity	3,772,199	2,926,699	348,356	569,883	53,701	525,711	7,045	-
Contract owners’ equity beginning of period	2,926,699	-	1,280,328	710,445	2,122,341	1,596,630	-	-

Contract owners’ equity end of period	$6,698,898	2,926,699	1,628,684	1,280,328	2,176,042	2,122,341	7,045	-

CHANGES IN UNITS:
Beginning units	176,380	-	55,307	46,191	195,493	162,561	-	-
Units purchased	168,280	195,349	6,627	16,681	93,205	61,951	929	-
Units redeemed	(37,807)	(18,969)	(8,319)	(7,565)	(40,929)	(29,019)	(249)	-

Ending units	306,853	176,380	53,615	55,307	247,769	195,493	680	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$439	-	46,516	95,117	2,268	2,599	27,716	21,915
Realized gain (loss) on investments	(19)	-	170,734	177,127	1,767	512	(2,692)	(400)
Change in unrealized gain (loss) on investments	(2,330)	-	(1,995,296)	1,472,105	(3,587)	20,501	(16,615)	(45,801)
Reinvested capital gains	1,792	-	1,232,961	-	20,386	14,939	21,917	10,363

Net increase (decrease) in contract owners’ equity resulting from operations	(118)	-	(545,085)	1,744,349	20,834	38,551	30,326	(13,923)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,128	-	2,785,991	1,993,832	121,628	53,161	129,816	128,946
Transfers between funds	35	-	481,603	(4,202)	22,257	1,828	23,894	10,162
Surrenders (note 6)	-	-	(172,172)	(135,099)	(1,271)	(479)	(2,666)	(3,188)
Death Benefits (note 4)	-	-	-	(1,606)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(70,315)	(51,322)	(5,222)	(3,020)	(17,173)	(10,211)
Deductions for surrender charges (note 2d)	-	-	(77,084)	(38,296)	(305)	(200)	(2,022)	(1,602)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,185)	-	(820,926)	(684,880)	(27,659)	(23,040)	(53,901)	(55,436)
Asset charges (note 3)	(9)	-	(30,825)	(21,342)	(396)	(208)	(518)	(422)
Adjustments to maintain reserves	3	-	(2,078)	(3,704)	12	(4)	13	5

Net equity transactions	83,972	-	2,094,194	1,053,381	109,044	28,038	77,443	68,254

Net change in contract owners’ equity	83,854	-	1,549,109	2,797,730	129,878	66,589	107,769	54,331
Contract owners’ equity beginning of period	-	-	9,159,250	6,361,520	213,949	147,360	662,510	608,179

Contract owners’ equity end of period	$83,854	-	10,708,359	9,159,250	343,827	213,949	770,279	662,510

CHANGES IN UNITS:
Beginning units	-	-	638,838	555,210	13,424	11,437	51,425	46,221
Units purchased	8,314	-	266,771	191,695	8,870	3,930	13,312	11,884
Units redeemed	(212)	-	(117,220)	(108,067)	(2,240)	(1,943)	(7,432)	(6,680)

Ending units	8,102	-	788,389	638,838	20,054	13,424	57,305	51,425

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,109	2,672	7,398	7,816	-	-	950	-
Realized gain (loss) on investments	7,222	11,276	18,511	7,678	5,938	4,159	329	20
Change in unrealized gain (loss) on investments	(37,987)	91,694	(14,846)	102,881	(47,433)	47,821	(1,681)	525
Reinvested capital gains	87,592	39,344	49,629	10,621	9,417	771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,936	144,986	60,692	128,996	(32,078)	52,751	(402)	545

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,977	114,845	115,574	107,375	66,327	62,181	21,804	10,827
Transfers between funds	(2,357)	5,211	(963)	(5,665)	7,230	5,706	1,837	12,600
Surrenders (note 6)	(5,415)	(3,625)	(7,915)	(5,363)	(1,029)	(1,428)	-	-
Death Benefits (note 4)	-	(250)	-	(248)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,368)	(20,009)	(17,686)	(6,366)	(2,499)	(5,423)	-	-
Deductions for surrender charges (note 2d)	(2,546)	(3,385)	(4,830)	(2,782)	(776)	(1,630)	-	(149)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,373)	(51,278)	(43,135)	(41,804)	(24,430)	(23,696)	(3,132)	(2,476)
Asset charges (note 3)	(559)	(406)	(328)	(255)	(94)	(63)	(69)	(48)
Adjustments to maintain reserves	(6)	3	3	1	(86)	-	13	(5)

Net equity transactions	39,353	41,106	40,720	44,893	44,643	35,647	20,453	20,749

Net change in contract owners’ equity	99,289	186,092	101,412	173,889	12,565	88,398	20,051	21,294
Contract owners’ equity beginning of period	590,083	403,991	585,492	411,603	262,601	174,203	36,899	15,605

Contract owners’ equity end of period	$689,372	590,083	686,904	585,492	275,166	262,601	56,950	36,899

CHANGES IN UNITS:
Beginning units	33,450	30,575	41,681	37,979	23,693	20,080	3,428	1,475
Units purchased	6,768	8,550	9,034	8,975	6,687	7,059	2,572	2,205
Units redeemed	(4,588)	(5,675)	(6,195)	(5,273)	(2,622)	(3,446)	(719)	(252)

Ending units	35,630	33,450	44,520	41,681	27,758	23,693	5,281	3,428

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGNR		WRGP		WRHIP		WRIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	2,337	1,730	136,965	81,079	10,057	3,291
Realized gain (loss) on investments	2,394	755	15,635	6,336	62,560	17,548	6,956	3,950
Change in unrealized gain (loss) on investments	(82,524)	37,192	(55,378)	92,848	(173,298)	75,419	(53,632)	53,966
Reinvested capital gains	-	-	103,861	30,919	20,663	-	41,009	7,042

Net increase (decrease) in contract owners’ equity resulting from operations	(80,130)	37,947	66,455	131,833	46,890	174,046	4,390	68,249

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	116,063	125,371	121,568	113,227	796,692	709,141	119,040	104,230
Transfers between funds	33,833	(2,136)	36,653	(4,102)	248,884	702,510	18,842	(164)
Surrenders (note 6)	(9,483)	(3,517)	(8,679)	(6,013)	(5,422)	(6,429)	(12,091)	(4,912)
Death Benefits (note 4)	-	(129)	-	-	(9,757)	-	-	(100)
Net policy repayments (loans) (note 5)	(5,805)	(8,406)	(14,429)	(6)	(14,459)	(14,612)	(12,447)	(4,384)
Deductions for surrender charges (note 2d)	(4,238)	(3,968)	(1,559)	(1,424)	(4,124)	(4,432)	(3,110)	(3,897)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,074)	(51,352)	(45,157)	(41,213)	(175,960)	(120,242)	(43,250)	(43,295)
Asset charges (note 3)	(518)	(451)	(360)	(258)	(8,641)	(5,546)	(651)	(498)
Adjustments to maintain reserves	4	4	(217)	(7)	10	(12)	4	2

Net equity transactions	78,782	55,416	87,820	60,204	827,223	1,260,378	66,337	46,982

Net change in contract owners’ equity	(1,348)	93,363	154,275	192,037	874,113	1,434,424	70,727	115,231
Contract owners’ equity beginning of period	552,820	459,457	517,582	325,545	2,455,110	1,020,686	441,577	326,346

Contract owners’ equity end of period	$551,472	552,820	671,857	517,582	3,329,223	2,455,110	512,304	441,577

CHANGES IN UNITS:
Beginning units	75,192	67,369	32,495	27,890	132,052	60,663	34,299	30,222
Units purchased	20,600	19,544	10,126	8,781	78,246	85,238	10,643	9,346
Units redeemed	(9,540)	(11,721)	(4,896)	(4,176)	(34,577)	(13,849)	(5,526)	(5,269)

Ending units	86,252	75,192	37,725	32,495	175,721	132,052	39,416	34,299

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRI2P		WRLTBP		WRMIC		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,575	5,186	55	-	-	-	-	-
Realized gain (loss) on investments	12,085	3,712	(80)	(107)	22,062	15,016	31,169	38,140
Change in unrealized gain (loss) on investments	(49,025)	66,757	79	79	(66,831)	75,004	484	104,025
Reinvested capital gains	32,847	-	13	4	37,152	7,777	92,112	18,357

Net increase (decrease) in contract owners’ equity resulting from operations	6,482	75,655	67	(24)	(7,617)	97,797	123,765	160,522

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,777	83,092	4,737	3,288	60,134	42,759	241,859	241,130
Transfers between funds	7,291	8,010	1,858	527	(50,168)	39,181	489,442	320,176
Surrenders (note 6)	(11,369)	(1,136)	-	-	(2,243)	(894)	(6,020)	(19,934)
Death Benefits (note 4)	-	(54)	-	(116)	-	(63)	-	-
Net policy repayments (loans) (note 5)	(9,195)	(9,985)	(758)	-	(5,079)	(3,870)	(12,288)	(2,022)
Deductions for surrender charges (note 2d)	(2,411)	(895)	-	(129)	(1,443)	(2,390)	(2,211)	(9,247)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,059)	(27,439)	(1,583)	(778)	(20,175)	(19,808)	(97,467)	(62,806)
Asset charges (note 3)	(420)	(294)	-	-	(186)	(146)	(1,572)	(847)
Adjustments to maintain reserves	17	(3)	7	(6)	10	(3)	18	(13)

Net equity transactions	42,631	51,296	4,261	2,786	(19,150)	54,766	611,761	466,437

Net change in contract owners’ equity	49,113	126,951	4,328	2,762	(26,767)	152,563	735,526	626,959
Contract owners’ equity beginning of period	396,049	269,098	6,679	3,917	303,932	151,369	978,291	351,332

Contract owners’ equity end of period	$445,162	396,049	11,007	6,679	277,165	303,932	1,713,817	978,291

CHANGES IN UNITS:
Beginning units	29,839	25,325	636	371	15,170	11,883	47,242	22,045
Units purchased	7,287	8,090	638	520	3,335	5,138	36,112	30,926
Units redeemed	(4,064)	(3,576)	(236)	(255)	(4,426)	(1,851)	(6,631)	(5,729)

Ending units	33,062	29,839	1,038	636	14,079	15,170	76,723	47,242

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRPAP		WRPCP		WRPMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$42	30	6,513	7,464	3,311	5,400	28,324	25,262
Realized gain (loss) on investments	-	-	4,314	4,350	4,100	9,622	32,826	29,302
Change in unrealized gain (loss) on investments	-	-	(29,338)	96,707	(15,708)	13,074	(138,895)	297,138
Reinvested capital gains	-	-	55,691	34,701	18,770	16,007	193,931	80,481

Net increase (decrease) in contract owners’ equity resulting from operations	42	30	37,180	143,222	10,473	44,103	116,186	432,183

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	410,270	201,759	159,949	145,548	77,950	78,867	563,252	499,578
Transfers between funds	(239,725)	(113,526)	15,437	3,102	3,378	(4,773)	(23,457)	60,645
Surrenders (note 6)	(1,238)	(8,905)	(2,563)	(361)	(898)	(46,765)	(4,351)	58
Death Benefits (note 4)	-	(30)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,977)	(1,076)	-	-	(396)	(57,842)	(24,807)	(53,248)
Deductions for surrender charges (note 2d)	(1,971)	(7,383)	(2,794)	(2,610)	(756)	(14,608)	(10,074)	(486)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,918)	(65,465)	(55,449)	(52,181)	(49,155)	(48,674)	(274,372)	(254,538)
Asset charges (note 3)	(197)	(119)	(459)	(451)	(904)	(651)	(7,905)	(6,391)
Adjustments to maintain reserves	7	-	4	(12)	(6)	2	13	(4)

Net equity transactions	96,251	5,255	114,125	93,035	29,213	(94,444)	218,299	245,614

Net change in contract owners’ equity	96,293	5,285	151,305	236,257	39,686	(50,341)	334,485	677,797
Contract owners’ equity beginning of period	149,206	143,921	726,995	490,738	281,738	332,079	2,629,772	1,951,975

Contract owners’ equity end of period	$245,499	149,206	878,300	726,995	321,424	281,738	2,964,257	2,629,772

CHANGES IN UNITS:
Beginning units	14,649	14,133	47,599	40,847	20,523	27,757	180,214	161,633
Units purchased	44,157	23,366	11,230	10,927	5,989	6,364	38,790	42,783
Units redeemed	(34,708)	(22,850)	(3,988)	(4,175)	(3,866)	(13,598)	(24,125)	(24,202)

Ending units	24,098	14,649	54,841	47,599	22,646	20,523	194,879	180,214

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$32,935	28,809	3,627	3,921	2,248	2,359	-	-
Realized gain (loss) on investments	43,994	39,311	2,598	2,403	12,144	9,829	31,793	31,715
Change in unrealized gain (loss) on investments	(146,722)	376,839	(14,877)	32,561	32,039	(18,334)	(85,442)	293,357
Reinvested capital gains	221,624	104,551	23,496	11,671	12,893	-	86,520	46,569

Net increase (decrease) in contract owners’ equity resulting from operations	151,831	549,510	14,844	50,556	59,324	(6,146)	32,871	371,641

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	886,609	830,929	92,024	110,843	32,160	37,569	196,853	174,376
Transfers between funds	73,727	7,517	6,394	7,352	27,763	16,262	17,117	(73,315)
Surrenders (note 6)	(10,709)	(135,651)	1	(9,218)	(5,422)	(598)	(11,949)	(3,922)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(78,737)	(1,507)	(4,305)	(8,406)	(1,456)	(5,568)	(8,896)	(15,086)
Deductions for surrender charges (note 2d)	(19,699)	(26,191)	-	(4,780)	(1,743)	(510)	(5,244)	(4,599)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(387,576)	(357,580)	(49,480)	(49,764)	(14,896)	(14,538)	(87,857)	(80,908)
Asset charges (note 3)	(8,929)	(6,707)	(1,791)	(1,260)	(174)	(166)	(959)	(770)
Adjustments to maintain reserves	(1,543)	(8)	(1,483)	(9)	11	(5)	(212)	(10)

Net equity transactions	453,143	310,802	41,360	44,758	36,243	32,446	98,853	(4,234)

Net change in contract owners’ equity	604,974	860,312	56,204	95,314	95,567	26,300	131,724	367,407
Contract owners’ equity beginning of period	3,050,600	2,190,288	357,569	262,255	176,713	150,413	1,029,846	662,439

Contract owners’ equity end of period	$3,655,574	3,050,600	413,773	357,569	272,280	176,713	1,161,570	1,029,846

CHANGES IN UNITS:
Beginning units	203,816	181,186	25,181	21,739	13,656	11,755	45,529	45,799
Units purchased	65,024	64,092	6,841	9,050	4,531	3,533	10,755	10,493
Units redeemed	(35,376)	(41,462)	(3,971)	(5,608)	(2,022)	(1,632)	(6,384)	(10,763)

Ending units	233,464	203,816	28,051	25,181	16,165	13,656	49,900	45,529

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCP		WRSCV		WRVP		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	230	1,839	2,574	1,337	-	-
Realized gain (loss) on investments	7,907	8,912	5,460	4,749	8,779	3,546	22,918	73,651
Change in unrealized gain (loss) on investments	(42,347)	93,075	(26,787)	42,307	(17,915)	42,002	(117,531)	202,857
Reinvested capital gains	42,124	-	39,505	13,604	31,658	4,296	82,009	43,551

Net increase (decrease) in contract owners’ equity resulting from operations	7,684	101,987	18,408	62,499	25,096	51,181	(12,604)	320,059

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,914	70,738	41,344	44,948	51,278	44,424	132,385	123,725
Transfers between funds	19,018	(6,563)	(7,432)	(6,792)	(1,350)	4,192	44,117	(54,271)
Surrenders (note 6)	(5,522)	(5,072)	(234)	(894)	(75)	(759)	(3,898)	(9,070)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,792)	(8,435)	(4,882)	(3,066)	(6,047)	7	(2,733)	(12,865)
Deductions for surrender charges (note 2d)	(2,171)	(2,352)	(445)	(809)	(312)	(660)	(1,741)	(2,893)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,200)	(29,620)	(20,601)	(20,184)	(15,910)	(13,630)	(60,465)	(63,674)
Asset charges (note 3)	(560)	(437)	(337)	(269)	(74)	(29)	(2,478)	(2,125)
Adjustments to maintain reserves	(116)	9	14	(1)	5	(7)	16	1

Net equity transactions	60,571	18,268	7,427	12,933	27,515	33,538	105,203	(21,172)

Net change in contract owners’ equity	68,255	120,255	25,835	75,432	52,611	84,719	92,599	298,887
Contract owners’ equity beginning of period	340,138	219,883	256,027	180,595	213,435	128,716	897,854	598,967

Contract owners’ equity end of period	$408,393	340,138	281,862	256,027	266,046	213,435	990,453	897,854

CHANGES IN UNITS:
Beginning units	20,355	18,864	14,244	13,416	12,223	9,976	34,700	34,776
Units purchased	6,750	5,384	2,491	3,268	3,661	3,375	12,686	11,196
Units redeemed	(3,049)	(3,893)	(2,086)	(2,440)	(2,151)	(1,128)	(8,375)	(11,272)

Ending units	24,056	20,355	14,649	14,244	13,733	12,223	39,011	34,700

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	23,290	-	11,954	-	14,729	-	117,441
Realized gain (loss) on investments	511,953	25,820	43,327	34,058	200,025	23,051	(12,711)	(32,514)
Change in unrealized gain (loss) on investments	(507,081)	386,536	(60,649)	(52,598)	(187,779)	95,399	31,223	(77,863)
Reinvested capital gains	-	-	-	-	-	-	-	30,620

Net increase (decrease) in contract owners’ equity resulting from operations	4,872	435,646	(17,322)	(6,586)	12,246	133,179	18,512	37,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	174,088	333,307	16,638	69,761	14,363	43,522	29,442	79,289
Transfers between funds	(2,377,508)	544,067	(577,718)	(25,053)	(726,248)	150,320	(2,203,973)	(174,768)
Surrenders (note 6)	(67,205)	(69,098)	(22,199)	(28,917)	(7,951)	(15,907)	(46,061)	(21,895)
Death Benefits (note 4)	-	-	-	-	(2,025)	-	-	(1,378)
Net policy repayments (loans) (note 5)	(2,219)	(18,428)	989	(2,284)	504	(900)	12,976	(22,985)
Deductions for surrender charges (note 2d)	(7,527)	(10,661)	(2,826)	(7,375)	1,541	(4,403)	(3,623)	(5,649)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,797)	(128,567)	(10,162)	(36,298)	(10,598)	(32,419)	(31,802)	(143,691)
Asset charges (note 3)	(2,390)	(5,581)	(690)	(2,268)	(739)	(1,981)	(2,984)	(11,399)
Adjustments to maintain reserves	(1,256)	18	10	(15)	(232)	40	(11,081)	33

Net equity transactions	(2,333,814)	645,057	(595,958)	(32,449)	(731,385)	138,272	(2,257,106)	(302,443)

Net change in contract owners’ equity	(2,328,942)	1,080,703	(613,280)	(39,035)	(719,139)	271,451	(2,238,594)	(264,759)
Contract owners’ equity beginning of period	2,328,942	1,248,239	613,280	652,315	719,139	447,688	2,238,594	2,503,353

Contract owners’ equity end of period	$-	2,328,942	-	613,280	-	719,139	-	2,238,594

CHANGES IN UNITS:
Beginning units	112,470	76,759	32,076	33,786	39,434	30,190	108,142	122,910
Units purchased	9,227	46,525	905	3,707	2,762	13,164	1,078	10,710
Units redeemed	(121,697)	(10,814)	(32,981)	(5,417)	(42,196)	(3,920)	(109,220)	(25,478)

Ending units	-	112,470	-	32,076	-	39,434	-	108,142

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GIG3		GVIX6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$74,767	215,850	26,513	58,991	10,629	1,814	37,112	75,892
Realized gain (loss) on investments	(61,760)	98,498	(69,217)	15,621	54,238	10,836	468,278	103,144
Change in unrealized gain (loss) on investments	96,735	(112,938)	(106,597)	(11,622)	(54,958)	41,441	(484,589)	328,001
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,742	201,410	(149,301)	62,990	9,909	54,091	20,801	507,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,950	1,072,905	535,619	1,616,986	37,615	198,773	252,704	1,088,942
Transfers between funds	(3,447,279)	(645,313)	(5,494,302)	419,324	(527,715)	71,994	(3,239,074)	(317,175)
Surrenders (note 6)	(23,205)	(41,393)	(32,166)	(49,191)	(22)	(30,670)	(25,205)	(10,475)
Death Benefits (note 4)	-	-	(2,744)	(1,844)	-	-	(4,106)	-
Net policy repayments (loans) (note 5)	121	(9,351)	(10,961)	(65,068)	1,362	2,185	(7,266)	(43,856)
Deductions for surrender charges (note 2d)	(1,559)	(21,976)	(8,597)	(18,183)	(58)	(7,252)	(5,013)	(17,197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,928)	(178,101)	(146,203)	(443,488)	(10,007)	(21,964)	(91,220)	(309,906)
Asset charges (note 3)	(2,496)	(9,316)	(3,493)	(14,520)	(648)	(1,021)	(992)	(2,301)
Adjustments to maintain reserves	(49)	(2)	(6,511)	(4,903)	7	4	10,692	2

Net equity transactions	(3,427,445)	167,453	(5,169,358)	1,439,113	(499,466)	212,049	(3,109,480)	388,034

Net change in contract owners’ equity	(3,317,703)	368,863	(5,318,659)	1,502,103	(489,557)	266,140	(3,088,679)	895,071
Contract owners’ equity beginning of period	3,317,703	2,948,840	5,318,659	3,816,556	489,557	223,417	3,088,679	2,193,608

Contract owners’ equity end of period	$-	3,317,703	-	5,318,659	-	489,557	-	3,088,679

CHANGES IN UNITS:
Beginning units	182,265	173,239	273,011	197,380	42,501	22,851	260,837	224,653
Units purchased	8,734	75,636	61,416	121,191	3,963	27,707	43,837	115,383
Units redeemed	(190,999)	(66,610)	(334,427)	(45,560)	(46,464)	(8,057)	(304,674)	(79,199)

Ending units	-	182,265	-	273,011	-	42,501	-	260,837

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,087	13,806	28,319	23,729
Realized gain (loss) on investments	250,641	26,055	240,516	(4,506)
Change in unrealized gain (loss) on investments	(252,534)	161,027	(276,130)	184,488
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,194	200,888	(7,295)	203,711

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,316	190,679	51,262	62,074
Transfers between funds	(1,192,526)	204,446	(1,179,931)	(17,732)
Surrenders (note 6)	(76,866)	(38,191)	(731)	(18,554)
Death Benefits (note 4)	-	(161)	(1,844)	-
Net policy repayments (loans) (note 5)	3,841	(14)	(7,408)	1,726
Deductions for surrender charges (note 2d)	(5,574)	(10,975)	(264)	(3,273)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,420)	(81,944)	(13,670)	(42,100)
Asset charges (note 3)	(1,605)	(4,557)	(855)	(2,409)
Adjustments to maintain reserves	(416)	80	(83)	16

Net equity transactions	(1,216,250)	259,363	(1,153,524)	(20,252)

Net change in contract owners’ equity	(1,204,056)	460,251	(1,160,819)	183,459
Contract owners’ equity beginning of period	1,204,056	743,805	1,160,819	977,360

Contract owners’ equity end of period	$-	1,204,056	-	1,160,819

CHANGES IN UNITS:
Beginning units	98,964	74,182	90,865	92,893
Units purchased	7,350	37,948	4,725	7,368
Units redeemed	(106,314)	(13,166)	(95,590)	(9,396)

Ending units	-	98,964	-	90,865

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class I (BRVGA1)

  Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

  VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

  VA Global Bond Portfolio (DFVGB)

  VA International Small Portfolio (DFVIS)

  VA International Value Portfolio (DFVIV)

  VA Short-Term Fixed Portfolio (DFVSTF)

  VA U.S. Large Value Portfolio (DFVULV)

  VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

  VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

  VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

M FUNDS

  M Large Cap Value Fund (MFBOV)

  M Capital Appreciation Fund (MFFCA)

  M International Equity Fund (MFBIE)

  M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Initial Class (MIGIC)

  Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

  Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

  Value Series - Initial Class (MVFIC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

  NVIT International Index Fund Class I (NVIX)

  NVIT Bond Index Fund Class I (NVBX)

  NVIT Cardinal Managed Growth Class I (NCPG)

  NVIT Cardinal Managed Growth and Income Class I (NCPGI)

  NVIT Investor Destinations Managed Growth Class I (IDPG)

  NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

  NVIT Cardinal Balanced Fund - Class I (NVCRB1)

  NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

  NVIT Cardinal Conservative Fund - Class I (NVCCN1)

  NVIT Cardinal Moderate Fund - Class I (NVCMD1)

  NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

  NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Plus Bond Fund - Class I (NVLCP1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)*

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class I (NVSTB1)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

  NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

  NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

  NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

  NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

  NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

  NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

  Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

  Loring Ward NVIT Moderate Fund - Class P (NVLMP)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

  TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class III (ACVI3)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Small Cap Value Securities Fund - Class 1 (FTVSVI)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  International Portfolio - S Class Shares (AMINS)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)

  CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

  Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)*

  VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series I Shares (ACEG)

  VI Value Opportunities Fund - Series I Shares (AVBVI)*

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Blue Chip Growth Portfolio - II (TRBCG2)*

  Equity Income Portfolio - II (TREI2)*

  Health Sciences Fund, Inc. (TRHS)*

  T. Rowe Price Health Sciences Portfolio (TRHSP)

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $ 8,055,079 and $ 6,508,223, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts without the Accumulation Rider, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount and the minimum is $0.52 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.16 per $1,000 of Base Policy Specified Amount and the minimum is $0.78 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $ 17,360,267 and $11,692,891, respectively, and total transfers from the Account to the fixed account were $ 8,792,495 and$ 5,923,259, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$448,132,538	$-	$-	$448,132,538

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$45,015	$26,241
VP Inflation Protection Fund - Class I (ACVIP1)	1,695,729	190,198
Global Allocation V.I. Fund - Class I (BRVGA1)	2,403,861	451,335
Global Allocation V.I. Fund - Class II (MLVGA2)	490,385	258,610
VIP Small Cap Value Series: Service Class (DWVSVS)	500,367	21,223
VA Global Bond Portfolio (DFVGB)	2,085,013	69,259
VA International Small Portfolio (DFVIS)	2,683,202	250,737
VA International Value Portfolio (DFVIV)	2,892,956	219,207
VA Short-Term Fixed Portfolio (DFVSTF)	2,136,090	60,075
VA U.S. Large Value Portfolio (DFVULV)	3,824,786	1,060,349
VA U.S. Targeted Value Portfolio (DFVUTV)	2,364,325	87,099
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,600,224	897,735
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	865,153	355,525
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	138,213	25,447
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	1,376,578	702,661
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	16,549	4,361
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	20,367	26,326
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	497,563	4,146
Forty Portfolio: Service Shares (JACAS)	1,102,776	331,883
Global Technology Portfolio: Service Shares (JAGTS)	521,326	161,781
Overseas Portfolio: Service Shares (JAIGS)	959,007	978,308
M Large Cap Value Fund (MFBOV)	446,648	58,647
M Capital Appreciation Fund (MFFCA)	352,500	43,416
M International Equity Fund (MFBIE)	271,136	25,366
M Large Cap Growth Fund (MFTCG)	452,152	46,071
Investors Growth Stock Series - Initial Class (MIGIC)	24,675	24,641
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	2,905,975	565,683
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	828,389	230,743
Value Series - Initial Class (MVFIC)	2,327,764	1,543,016
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	4,191	14,702
Core Plus Fixed Income Portfolio - Class I (MSVFI)	101,085	21,317
NVIT International Index Fund Class I (NVIX)	197,177	19,399
NVIT Bond Index Fund Class I (NVBX)	92,816	364
NVIT Cardinal Managed Growth Class I (NCPG)	632,483	4,623
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	72,512	1,762
NVIT Investor Destinations Managed Growth Class I (IDPG)	203,394	7,585
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	301,257	1,118
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,031,543	906,362
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,803,492	1,395,519
American Funds NVIT Bond Fund - Class II (GVABD2)	85,131	42,194
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	658,594	279,878
American Funds NVIT Growth Fund - Class II (GVAGR2)	2,075,483	391,698
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	287,419	146,263
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,191,977	758,275
NVIT Emerging Markets Fund - Class I (GEM)	7,186,436	196,579

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT International Equity Fund - Class I (GIG)	$640,312	$19,296
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,074	26,883
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	277,835	235,974
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	248,742	848,777
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	2,244,894	598,862
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,634,650	384,675
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,528,944	1,345,262
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	767,193	153,162
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	3,483,481	682,367
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	7,025,080	1,362,641
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	697,547	149,796
NVIT Core Bond Fund - Class I (NVCBD1)	371,904	154,831
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,164,731	52,967
NVIT Nationwide Fund - Class I (TRF)	84,732	114,049
NVIT Government Bond Fund - Class I (GBF)	404,393	467,382
American Century NVIT Growth Fund - Class I (CAF)	1,280,021	620,158
NVIT International Index Fund - Class II (GVIX2)	3,953,168	801,358
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	139,244	825,832
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	30,586	92,216
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	71,538	111,115
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	77,572	225,985
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	449,173	1,169,777
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	440,881	2,344,870
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	55,660	81,313
NVIT Mid Cap Index Fund - Class I (MCIF)	2,159,636	528,810
NVIT Money Market Fund - Class I (SAM)	730,454	2,236,586
NVIT Money Market Fund - Class V (SAM5)	18,682,722	19,392,880
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,727,531	215,712
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	1,546,072	192,002
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	746,539	300,827
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	654,174	150,313
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	666,479	297,043
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	655,221	145,834
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	255,407	160,046
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	513,765	149,417
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	306,376	241,352
NVIT Multi-Manager Small Company Fund - Class I (SCF)	447,040	72,789
NVIT Multi-Sector Bond Fund - Class I (MSBF)	233,341	126,064
NVIT Short Term Bond Fund - Class I (NVSTB1)	313,105	128,177
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,250	52,783
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,816,007	472,640
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	3,541,209	253,731
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,431,082	2,500,329
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,241,011	64,641
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	733,356	164,247
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	4,722,174	1,082,805
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	8,893,805	758,990
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	536,705	25,531
Templeton NVIT International Value Fund - Class III (NVTIV3)	209,670	144,883
Invesco NVIT Comstock Value Fund - Class I (EIF)	478,455	128,171
NVIT Real Estate Fund - Class I (NVRE1)	3,516,996	764,623
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	25,202	8,824
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	623,298	24,207
NVIT Small Cap Index Fund Class II (NVSIX2)	769,617	61,156
NVIT S&P 500 Index Fund Class I (GVEX1)	3,338,462	132,512
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	300,887	29,596
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	734,691	42,647
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	573,672	270,367
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,163,358	300,641
VP Inflation Protection Fund - Class II (ACVIP2)	28,847	99,428
VP Mid Cap Value Fund - Class I (ACVMV1)	597,483	371,933
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,137,433	511,753
Appreciation Portfolio - Initial Shares (DCAP)	298,211	238,987
Quality Bond Fund II - Primary Shares (FQB)	121,217	23,953
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,244,809	306,034
VIP Equity-Income Portfolio - Service Class (FEIS)	1,277,852	422,368
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	359,147	74,104
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	700,199	504,664
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	901,190	232,967
VIP Growth Portfolio - Service Class (FGS)	2,197,745	690,810
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,216,864	1,297,421
VIP Mid Cap Portfolio - Service Class (FMCS)	1,863,744	1,086,023
VIP Overseas Portfolio - Service Class R (FOSR)	301,794	132,870
VIP Value Strategies Portfolio - Service Class (FVSS)	1,939	539
Franklin Income Securities Fund - Class 2 (FTVIS2)	65,299	120,975
Rising Dividends Securities Fund - Class 1 (FTVRDI)	25,058	15,449

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

Small Cap Value Securities Fund - Class 1 (FTVSVI)	$531,759	$634,186
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	610,489	98,586
Templeton Foreign Securities Fund - Class 2 (TIF2)	799,109	92,117
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,337,738	301,747
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	53,886	55,732
Short Duration Bond Portfolio - I Class Shares (AMTB)	578,722	800,586
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	11,714	1,102
Socially Responsive Portfolio - I Class Shares (AMSRS)	14,042	14,531
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,955,537	131,137
International Growth Fund/VA - Non-Service Shares (OVIG)	62,502	12,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,134,190	321,023
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	493,694	497,158
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	300,051	12,561
All Asset Portfolio - Administrative Class (PMVAAA)	454,237	214,554
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	138,447	9,924
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	177,382	180,365
Low Duration Portfolio - Administrative Class (PMVLDA)	1,483,823	814,353
Total Return Portfolio - Administrative Class (PMVTRA)	2,057,646	874,329
VI American Franchise Fund - Series I Shares (ACEG)	2,284	2,309
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	49,280	3,927
Variable Fund - Multi-Hedge Strategies (RVARS)	128,847	9,733
T. Rowe Price Health Sciences Portfolio (TRHSP)	3,462,425	553,542
Health Sciences Portfolio - II (TRHS2)	292,030	224,794
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	901,536	332,774
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	9,198	1,775
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	88,376	2,175
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,087,148	713,215
Variable Insurance Portfolios - Balanced (WRBP)	152,690	20,994
Variable Insurance Portfolios - Bond (WRBDP)	177,948	50,876
Variable Insurance Portfolios - Core Equity (WRCEP)	159,016	28,948
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	153,115	55,361
Variable Insurance Portfolios - Energy (WRENG)	71,877	17,814
Variable Insurance Portfolios - Global Bond (WRGBP)	28,138	6,738
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	121,849	43,062
Variable Insurance Portfolios - Growth (WRGP)	251,435	57,415
Variable Insurance Portfolios - High Income (WRHIP)	1,651,859	667,010
Variable Insurance Portfolios - International Growth (WRIP)	148,766	31,357
Variable Insurance Portfolios - International Core Equity (WRI2P)	132,488	46,443
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	7,178	2,856
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	116,474	98,472
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	881,983	178,118
Variable Insurance Portfolios - Money Market (WRMMP)	437,265	340,967
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	205,653	29,328
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	93,255	41,956
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	612,843	172,293
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	886,822	179,119
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	102,621	34,137
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	115,420	64,038
Variable Insurance Portfolios - Science and Technology (WRSTP)	260,416	75,044
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	130,113	27,414
Variable Insurance Portfolios - Small Cap Value (WRSCV)	74,154	26,995
Variable Insurance Portfolios - Value (WRVP)	88,809	27,057
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	345,820	158,615
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	308,632	2,642,441
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	13,292	609,251
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	51,351	782,495
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	66,011	2,323,111
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	190,296	3,542,971
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	823,826	5,966,681
NVIT International Equity Fund - Class III (obsolete) (GIG3)	46,772	535,608
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	450,307	3,522,677
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	158,968	1,360,704
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	76,473	1,201,586

Total	$195,272,696	$95,409,552

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	5,625	$12.028742	$67,662	0.59%	4.45%
2013	0.00%	4,308	11.516261	49,612	0.38%	12.31%
2012	0.00%	593	10.254428	6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	422,946	9.934368	4,201,701	1.52%	3.58%
2013	0.00%	284,870	9.591153	2,732,232	1.72%	-8.21%
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2014	0.00%	448,110	12.077797	5,412,182	2.56%	2.11%
2013	0.00%	330,149	11.828261	3,905,089	1.53%	14.76%
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	175,251	16.596941	2,908,631	2.06%	1.97%
2013	0.00%	178,390	16.276845	2,903,626	0.94%	14.55%
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	39,303	13.035389	512,330	0.06%	5.62%
2013	0.00%	2,026	12.341939	25,005	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2014	0.00%	345,929	10.543456	3,647,287	2.76%	2.88%
2013	0.00%	160,180	10.247850	1,641,501	0.81%	-0.35%
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2014	0.00%	362,894	12.586137	4,567,434	2.68%	-5.78%
2013	0.00%	193,191	13.357918	2,580,630	4.15%	27.07%
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2014	0.00%	359,804	12.274258	4,416,327	5.07%	-7.16%
2013	0.00%	168,169	13.220675	2,223,308	4.41%	21.65%
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2014	0.00%	379,421	10.075358	3,822,802	0.24%	0.15%
2013	0.00%	174,278	10.060671	1,753,354	0.49%	0.25%
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2014	0.00%	368,268	16.744060	6,166,301	2.33%	9.08%
2013	0.00%	210,726	15.349655	3,234,571	2.74%	40.82%
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012
VA U.S. Targeted Value Portfolio (DFVUTV)
2014	0.00%	267,161	16.289185	4,351,835	1.21%	3.71%
2013	0.00%	139,303	15.706963	2,188,027	1.37%	44.62%
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	541,663	20.755825	11,242,662	1.79%	13.42%
2013	0.00%	465,920	18.299315	8,526,017	1.87%	32.03%
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2014	0.00%	169,320	12.786633	2,165,033	5.08%	4.92%
2013	0.00%	137,679	12.186733	1,677,857	6.46%	14.18%
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2014	0.00%	41,549	13.758738	571,662	3.03%	3.05%
2013	0.00%	34,615	13.350977	462,144	12.35%	24.14%
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	289,255	$11.237397	$3,250,473	4.80%	2.12%
2013	0.00%	242,067	11.003960	2,663,696	4.74%	1.89%
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	2,097	12.173521	25,528	0.05%	3.95%
2013	0.00%	1,089	11.711464	12,754	0.11%	13.57%
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	10,209	14.547427	148,515	0.00%	8.04%
2013	0.00%	10,706	13.465170	144,158	0.41%	37.01%
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	46,256	10.314426	477,104	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	137,085	20.467408	2,805,775	0.03%	8.47%
2013	0.00%	139,107	18.869601	2,624,894	0.61%	30.89%
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	66,371	14.876935	987,397	0.00%	9.35%
2013	0.00%	44,208	13.605232	601,460	0.00%	35.39%
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	295,324	10.057736	2,970,291	5.68%	-12.10%
2013	0.00%	333,529	11.442294	3,816,337	3.06%	14.28%
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
M Large Cap Value Fund (MFBOV)
2014	0.00%	73,950	14.347599	1,061,005	1.41%	9.68%
2013	0.00%	54,589	13.081082	714,083	2.91%	34.22%
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
M Capital Appreciation Fund (MFFCA)
2014	0.00%	49,378	18.467990	911,912	0.00%	12.42%
2013	0.00%	36,555	16.427883	600,521	0.00%	39.20%
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
M International Equity Fund (MFBIE)
2014	0.00%	82,343	9.232557	760,236	2.77%	-7.06%
2013	0.00%	58,837	9.933602	584,463	2.60%	16.32%
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
M Large Cap Growth Fund (MFTCG)
2014	0.00%	67,771	16.435295	1,113,836	0.05%	10.21%
2013	0.00%	49,888	14.912357	743,948	0.58%	36.15%
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	460	21.459751	9,871	0.31%	11.45%
2013	0.00%	437	19.254671	8,414	0.59%	30.29%
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2014	0.00%	345,728	$13.841932	$4,785,543	2.09%	1.34%
2013	0.00%	181,067	13.658683	2,473,137	1.99%	27.90%
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	54,582	13.565726	740,444	0.00%	-7.26%
2013	0.00%	23,401	14.627285	342,293	0.00%	41.52%
2012	0.00%	1,194	10.335916	12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2014	0.00%	319,923	22.485985	7,193,784	1.52%	10.51%
2013	0.00%	296,423	20.347506	6,031,469	1.24%	35.89%
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	6,208	15.937876	98,942	1.78%	1.13%
2013	0.00%	6,987	15.759367	110,111	1.32%	27.63%
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	11,035	14.922788	164,673	2.42%	7.85%
2013	0.00%	5,818	13.836004	80,498	4.51%	-0.32%
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
NVIT International Index Fund Class I (NVIX)
2014	0.00%	17,628	9.198938	162,159	3.72%	-8.01%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	8,912	10.277970	91,597	3.64%	2.78%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	59,412	10.083558	599,084	5.69%	0.84%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2014	0.00%	6,762	10.160186	68,703	5.82%	1.60%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2014	0.00%	19,029	10.145001	193,049	1.89%	1.45%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	29,188	10.196266	297,609	5.99%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	95,149	24.546677	2,335,592	1.98%	13.12%
2013	0.00%	103,650	21.699995	2,249,204	2.02%	31.90%
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	703,208	16.444935	11,564,210	0.97%	4.99%
2013	0.00%	622,866	15.663250	9,756,106	1.32%	23.28%
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	51,655	13.196903	681,686	1.26%	4.98%
2013	0.00%	49,442	12.571090	621,540	1.78%	-2.57%
2012	0.00%	65,443	12.903197	844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	161,115	$17.393687	$2,802,384	0.77%	1.84%
2013	0.00%	140,319	17.080144	2,396,669	0.41%	28.64%
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	334,321	16.633406	5,560,897	0.50%	8.07%
2013	0.00%	228,533	15.391784	3,517,531	0.33%	29.61%
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	132,583	14.905501	1,976,216	0.81%	10.23%
2013	0.00%	124,701	13.522509	1,686,270	1.05%	32.97%
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	180,468	18.231638	3,290,227	3.69%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	687,395	9.744361	6,698,225	0.86%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	60,895	9.770424	594,970	1.76%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	19,755	9.752483	192,660	3.81%	-0.72%
2013	0.00%	22,404	9.823149	220,078	0.53%	17.56%
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	49,965	14.520984	725,541	0.90%	6.60%
2013	0.00%	55,708	13.621982	758,853	1.29%	43.82%
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.00%	108,030	16.527416	1,785,457	0.84%	10.51%
2013	0.00%	149,145	14.955658	2,230,562	0.81%	38.55%
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	553,360	14.089818	7,796,742	2.25%	4.48%
2013	0.00%	468,988	13.486224	6,324,877	1.51%	29.65%
2012	0.00%	321,867	10.402170	3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	403,592	13.947302	5,629,020	2.62%	4.46%
2013	0.00%	330,447	13.351426	4,411,939	1.83%	14.72%
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	623,239	$14.183683	$8,839,824	2.67%	4.70%
2013	0.00%	573,117	13.546578	7,763,774	1.77%	21.44%
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	152,786	13.120260	2,004,592	2.58%	3.42%
2013	0.00%	113,279	12.686282	1,437,089	1.92%	5.03%
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	1,116,884	14.072360	15,717,194	2.62%	4.66%
2013	0.00%	964,838	13.446120	12,973,328	1.86%	17.98%
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	1,517,067	14.122912	21,425,404	2.75%	4.66%
2013	0.00%	1,263,113	13.494322	17,044,854	1.73%	24.35%
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	188,769	13.718708	2,589,667	2.63%	4.17%
2013	0.00%	157,199	13.169178	2,070,182	1.79%	11.33%
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	112,469	13.708553	1,541,787	3.02%	5.06%
2013	0.00%	99,762	13.048920	1,301,786	2.59%	-1.91%
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	100,994	14.821038	1,496,836	2.97%	5.09%
2013	0.00%	26,464	14.103213	373,227	2.21%	-1.77%
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	43,756	18.844374	824,554	1.16%	12.15%
2013	0.00%	45,891	16.803167	771,114	1.37%	31.10%
2012	0.00%	47,398	12.816934	607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	91,498	14.647567	1,340,223	1.96%	4.57%
2013	0.00%	97,820	14.007566	1,370,220	2.02%	-4.06%
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	106,354	$15.108791	$1,606,880	0.40%	11.33%
2013	0.00%	58,806	13.571249	798,071	0.78%	29.74%
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	311,118	9.333223	2,903,734	1.80%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	181,101	18.681442	3,383,228	1.58%	4.99%
2013	0.00%	222,191	17.794323	3,953,738	1.71%	27.25%
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	51,025	16.733256	853,814	1.66%	4.59%
2013	0.00%	55,874	15.999643	893,964	1.62%	13.42%
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	116,249	19.114689	2,222,063	1.70%	5.21%
2013	0.00%	122,047	18.167791	2,217,324	1.73%	19.49%
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	67,500	14.835107	1,001,370	1.71%	3.89%
2013	0.00%	81,059	14.279591	1,157,489	1.46%	4.83%
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	460,842	17.291036	7,968,436	1.66%	5.18%
2013	0.00%	511,799	16.439292	8,413,613	1.66%	16.63%
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	638,050	18.228907	11,630,954	1.61%	4.96%
2013	0.00%	756,842	17.367971	13,144,810	1.58%	22.38%
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	60,141	16.267765	978,360	1.79%	4.74%
2013	0.00%	64,057	15.531667	994,912	1.73%	10.49%
2012	0.00%	64,118	14.056477	901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	199,670	24.844092	4,960,620	1.25%	9.42%
2013	0.00%	143,174	22.705167	3,250,790	1.33%	33.05%
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	215,876	$11.482073	$2,478,704	0.00%	0.00%
2013	0.00%	347,049	11.482073	3,984,842	0.00%	0.00%
2012	0.00%	442,103	11.482073	5,076,259	0.00%	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	712,040	10.000000	7,120,400	0.00%	0.00%
2013	0.00%	783,055	10.000000	7,830,550	0.00%	0.00%
2012	0.00%	379,267	10.000000	3,792,670	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	142,155	9.795541	1,392,485	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	134,160	9.107879	1,221,913	1.81%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	155,659	16.038508	2,496,538	0.54%	10.44%
2013	0.00%	138,170	14.522943	2,006,635	0.78%	34.74%
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	81,975	15.226743	1,248,212	1.48%	10.52%
2013	0.00%	55,946	13.777622	770,803	1.62%	35.44%
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	134,418	16.103721	2,164,630	0.00%	4.04%
2013	0.00%	126,740	15.479098	1,961,821	0.00%	38.94%
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	38,643	16.895778	652,904	2.46%	17.15%
2013	0.00%	12,836	14.422090	185,122	1.92%	35.85%
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	33,147	19.031857	630,849	1.36%	17.02%
2013	0.00%	36,573	16.263836	594,817	1.29%	35.68%
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	61,051	18.218436	1,112,254	0.00%	2.81%
2013	0.00%	48,365	17.720192	857,037	0.00%	44.29%
2012	0.00%	41,439	12.281082	508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	47,076	21.958373	1,033,712	0.54%	7.02%
2013	0.00%	48,920	20.517613	1,003,722	0.93%	40.40%
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	70,495	$21.290028	$1,500,841	0.18%	0.82%
2013	0.00%	62,947	21.117835	1,329,304	0.14%	40.91%
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	64,007	15.531903	994,151	3.18%	3.88%
2013	0.00%	58,991	14.951255	881,989	3.32%	-1.12%
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.00%	32,592	10.297809	335,626	1.31%	0.77%
2013	0.00%	14,974	10.219266	153,023	1.38%	0.33%
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	5,939	11.507465	68,343	0.66%	0.49%
2013	0.00%	10,369	11.450912	118,735	1.03%	0.11%
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	236,973	24.521987	5,811,049	0.77%	8.80%
2013	0.00%	206,369	22.538634	4,651,275	0.81%	36.70%
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2014	0.00%	430,299	14.036700	6,039,978	2.38%	5.13%
2013	0.00%	197,326	13.351127	2,634,524	2.70%	27.39%
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2014	0.00%	239,612	12.275419	2,941,338	2.05%	4.69%
2013	0.00%	338,593	11.725179	3,970,064	2.49%	13.63%
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2014	0.00%	229,581	13.107129	3,009,148	2.31%	5.36%
2013	0.00%	144,799	12.440331	1,801,347	2.50%	19.69%
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2014	0.00%	153,730	11.168880	1,716,992	2.26%	4.08%
2013	0.00%	109,569	10.731007	1,175,786	2.47%	4.96%
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2014	0.00%	955,139	12.731181	12,160,047	2.17%	5.31%
2013	0.00%	680,674	12.089743	8,229,174	2.19%	16.78%
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2014	0.00%	1,619,407	13.450530	21,781,882	2.23%	5.11%
2013	0.00%	1,028,463	12.797031	13,161,273	2.81%	22.56%
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2014	0.00%	74,587	11.935618	890,242	2.69%	4.88%
2013	0.00%	33,484	11.380678	381,071	2.62%	10.68%
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	51,746	$16.010507	$828,480	3.69%	-8.15%
2013	0.00%	51,705	17.430436	901,241	1.95%	20.09%
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	82,984	19.352166	1,605,920	1.87%	9.17%
2013	0.00%	65,274	17.726903	1,157,106	0.00%	35.64%
2012	0.00%	64,080	13.069162	837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	497,732	15.751218	7,839,885	3.25%	28.88%
2013	0.00%	438,421	12.221280	5,358,066	1.73%	3.05%
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	2,410	11.822850	28,493	2.57%	3.34%
2013	0.00%	1,092	11.440971	12,494	2.26%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	50,922	11.485747	584,877	4.29%	2.09%
2013	0.00%	821	11.250907	9,237	5.22%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	89,884	13.257084	1,191,600	1.19%	4.55%
2013	0.00%	36,792	12.679935	466,520	2.64%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	384,476	13.417375	5,158,659	2.94%	13.36%
2013	0.00%	137,283	11.835951	1,624,875	4.33%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2014	0.00%	49,812	10.635520	529,777	1.10%	3.00%
2013	0.00%	24,676	10.326215	254,810	1.18%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.00%	66,382	11.041111	732,931	1.64%	1.18%
2013	0.00%	4,285	10.911941	46,758	0.56%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	39,788	10.951171	435,725	1.43%	2.75%
2013	0.00%	12,476	10.658086	132,970	1.11%	6.58%	5/1/2013
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	161,166	18.620345	3,000,967	0.71%	9.20%
2013	0.00%	130,573	17.051891	2,226,517	0.65%	38.06%
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	42,382	14.612465	619,305	1.27%	3.30%
2013	0.00%	48,973	14.145691	692,757	1.65%	-8.48%
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	103,996	27.298795	2,838,965	1.18%	16.42%
2013	0.00%	103,011	23.448028	2,415,405	1.22%	30.11%
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	192,081	$23.547077	$4,522,946	0.56%	5.12%
2013	0.00%	175,641	22.399858	3,934,333	0.98%	40.71%
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	70,791	20.527931	1,453,193	1.86%	8.09%
2013	0.00%	71,016	18.991242	1,348,682	1.98%	21.10%
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	11,590	15.837964	183,562	2.98%	3.79%
2013	0.00%	5,666	15.259177	86,458	3.82%	1.03%
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	334,708	19.788975	6,623,528	0.76%	-12.76%
2013	0.00%	255,548	22.684649	5,797,017	0.80%	24.15%
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	274,895	18.408272	5,060,342	3.05%	8.65%
2013	0.00%	238,428	16.943247	4,039,744	2.67%	28.01%
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	74,734	17.810892	1,331,079	1.58%	4.35%
2013	0.00%	60,427	17.068509	1,031,399	1.61%	13.39%
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	132,142	18.459232	2,439,240	1.65%	4.66%
2013	0.00%	125,691	17.636606	2,216,763	1.93%	15.95%
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	309,117	19.265178	5,955,194	1.54%	4.86%
2013	0.00%	283,709	18.372029	5,212,310	1.64%	21.50%
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	260,884	21.251601	5,544,203	0.11%	11.19%
2013	0.00%	187,989	19.113196	3,593,071	0.21%	36.20%
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	261,925	$15.691555	$4,110,011	2.34%	5.75%
2013	0.00%	274,240	14.837811	4,069,121	2.31%	-1.89%
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	300,104	25.298801	7,592,271	0.17%	6.20%
2013	0.00%	275,346	23.822626	6,559,465	0.43%	36.06%
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	121,476	16.555209	2,011,061	1.30%	-8.18%
2013	0.00%	113,452	18.029345	2,045,465	1.43%	30.30%
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	1,242	20.702453	25,712	0.98%	6.69%
2013	0.00%	1,183	19.403838	22,955	0.87%	30.44%
2012	0.00%	1,114	14.875151	16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	48,719	17.195058	837,726	4.99%	4.62%
2013	0.00%	54,549	16.436367	896,587	6.44%	13.94%
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	3,832	21.166833	81,111	1.33%	9.01%
2013	0.00%	3,483	19.418079	67,633	1.85%	30.05%
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	135,847	22.554204	3,063,921	0.85%	0.88%
2013	0.00%	152,465	22.356784	3,408,627	1.49%	36.50%
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	50,660	9.429267	477,687	1.57%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	69,093	8.734905	603,521	2.03%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	193,513	10.085726	1,951,719	5.54%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	100,715	13.816935	1,391,573	2.78%	2.85%
2013	0.00%	103,801	13.434293	1,394,493	11.97%	23.77%
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	55,145	$12.158206	$670,464	1.73%	0.61%
2013	0.00%	74,467	12.084498	899,896	2.43%	0.62%
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	1,750	16.125426	28,219	0.00%	3.47%
2013	0.00%	1,218	15.584477	18,982	0.00%	45.83%
2012	0.00%	1,467	10.686505	15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	8,644	21.612376	186,817	0.39%	10.38%
2013	0.00%	8,706	19.579689	170,461	0.69%	37.60%
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	181,521	15.055995	2,732,979	1.12%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	5,259	9.101050	47,862	0.26%	-8.99%	5/1/2014
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	114,266	20.157263	2,303,290	0.75%	10.70%
2013	0.00%	73,971	18.208403	1,346,894	1.08%	31.77%
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	66,904	24.900127	1,665,918	0.84%	11.93%
2013	0.00%	77,262	22.245495	1,718,731	0.97%	41.01%
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	45,104	10.454655	471,547	2.70%	2.84%
2013	0.00%	18,724	10.166070	190,349	4.57%	-0.13%
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	43,417	10.801484	468,968	5.66%	0.47%
2013	0.00%	23,803	10.750545	255,895	4.60%	0.27%
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	15,319	7.430399	113,826	0.42%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	71,102	12.906565	917,683	2.10%	0.40%
2013	0.00%	73,260	12.854946	941,753	1.79%	-6.47%
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	311,781	12.536937	3,908,779	1.14%	0.85%
2013	0.00%	261,520	12.431406	3,251,061	1.43%	-0.13%
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	293,604	$11.325989	$3,325,356	2.35%	4.27%
2013	0.00%	192,991	10.862084	2,096,284	2.21%	-1.96%
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	2,173	14.816518	32,196	0.04%	8.44%
2013	0.00%	2,173	13.663384	29,691	0.45%	40.14%
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	12,437	13.533238	168,313	0.04%	4.43%
2013	0.00%	10,303	12.958594	133,512	0.81%	28.81%
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	23,012	10.461335	240,736	0.00%	4.66%
2013	0.00%	11,245	9.995608	112,401	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	13.304880	186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2014	0.00%	306,853	21.830967	6,698,898	0.00%	31.57%
2013	0.00%	176,380	16.593148	2,926,699	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	53,615	30.377400	1,628,684	0.00%	31.22%
2013	0.00%	55,307	23.149472	1,280,328	0.00%	50.51%
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	247,769	8.782543	2,176,042	0.08%	-19.10%
2013	0.00%	195,493	10.856355	2,122,341	0.63%	10.53%
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.00%	680	10.359961	7,045	1.15%	3.60%	5/1/2014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.00%	8,102	10.349800	83,854	1.40%	3.50%	5/1/2014
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	788,389	13.582583	10,708,359	0.47%	-5.26%
2013	0.00%	638,838	14.337359	9,159,250	1.26%	25.13%
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.00%	20,054	17.145059	343,827	0.85%	7.57%
2013	0.00%	13,424	15.937799	213,949	1.43%	23.70%
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.00%	57,305	$13.441746	$770,279	3.81%	4.34%
2013	0.00%	51,425	12.883039	662,510	3.41%	-2.09%
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.00%	35,630	19.348082	689,372	0.49%	9.68%
2013	0.00%	33,450	17.640745	590,083	0.54%	33.51%
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.00%	44,520	15.429116	686,904	1.16%	9.84%
2013	0.00%	41,681	14.046982	585,492	1.57%	29.61%
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.00%	27,758	9.913051	275,166	0.00%	-10.56%
2013	0.00%	23,693	11.083469	262,601	0.00%	27.76%
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	0.00%	5,281	10.783960	56,950	2.14%	0.18%
2013	0.00%	3,428	10.764123	36,899	0.00%	1.74%
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.00%	86,252	6.393729	551,472	0.00%	-13.04%
2013	0.00%	75,192	7.352106	552,820	0.00%	7.80%
2012	0.00%	67,369	6.820009	459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	37,725	17.809323	671,857	0.40%	11.81%
2013	0.00%	32,495	15.928039	517,582	0.42%	36.46%
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	175,721	18.946076	3,329,223	4.46%	1.90%
2013	0.00%	132,052	18.591996	2,455,110	4.37%	10.50%
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.00%	39,416	12.997361	512,304	2.08%	0.96%
2013	0.00%	34,299	12.874330	441,577	0.88%	19.23%
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.00%	33,062	$13.464451	$445,162	2.46%	1.44%
2013	0.00%	29,839	13.272857	396,049	1.57%	24.91%
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	0.00%	1,038	10.604414	11,007	0.61%	0.97%
2013	0.00%	636	10.502023	6,679	0.00%	-0.54%
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.00%	14,079	19.686415	277,165	0.00%	-1.74%
2013	0.00%	15,170	20.035039	303,932	0.00%	57.28%
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	76,723	22.337726	1,713,817	0.00%	7.87%
2013	0.00%	47,242	20.708088	978,291	0.00%	29.94%
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.00%	24,098	10.187534	245,499	0.02%	0.02%
2013	0.00%	14,649	10.185407	149,206	0.02%	0.02%
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.00%	54,841	16.015399	878,300	0.83%	4.86%
2013	0.00%	47,599	15.273325	726,995	1.25%	27.13%
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.00%	22,646	14.193411	321,424	1.06%	3.39%
2013	0.00%	20,523	13.727902	281,738	1.68%	14.75%
2012	0.00%	27,757	11.963796	332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.00%	194,879	15.210754	2,964,257	1.01%	4.24%
2013	0.00%	180,214	14.592493	2,629,772	1.11%	20.83%
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.00%	233,464	15.657977	3,655,574	0.99%	4.61%
2013	0.00%	203,816	14.967420	3,050,600	1.13%	23.81%
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.00%	28,051	$14.750724	$413,773	0.95%	3.88%
2013	0.00%	25,181	14.199940	357,569	1.28%	17.71%
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.00%	16,165	16.843795	272,280	0.99%	30.17%
2013	0.00%	13,656	12.940296	176,713	1.28%	1.13%
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	49,900	23.277961	1,161,570	0.00%	2.91%
2013	0.00%	45,529	22.619564	1,029,846	0.00%	56.38%
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.00%	24,056	16.976774	408,393	0.00%	1.59%
2013	0.00%	20,355	16.710278	340,138	0.00%	43.36%
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.00%	14,649	19.241023	281,862	0.09%	7.05%
2013	0.00%	14,244	17.974409	256,027	0.84%	33.53%
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
Variable Insurance Portfolios - Value (WRVP)
2014	0.00%	13,733	19.372751	266,046	1.06%	10.94%
2013	0.00%	12,223	17.461722	213,435	0.78%	35.34%
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	39,011	25.389071	990,453	0.00%	-1.88%
2013	0.00%	34,700	25.874760	897,854	0.00%	50.23%
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	112,470	20.707226	2,328,942	1.30%	27.34%
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	10.352942	231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	32,076	$19.119582	$613,280	1.92%	-0.97%
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	39,434	18.236527	719,139	2.49%	22.98%
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	108,142	20.700503	2,238,594	4.83%	1.64%
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	182,265	18.202636	3,317,703	6.89%	6.94%
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	273,011	19.481483	5,318,659	1.29%	0.75%
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	42,501	11.518720	489,557	0.62%	17.81%
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	260,837	11.841416	3,088,679	2.87%	21.27%
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	98,964	12.166606	1,204,056	1.39%	21.34%
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	90,865	12.775201	1,160,819	2.30%	21.42%
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	4,465	$12.359941	$55,187	6.41%	8.24%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%

2014	Contract owners equity:				$448,131,939
2013	Contract owners equity:				$353,512,339
2012	Contract owners equity:				$236,930,965
2011	Contract owners equity:				$168,673,454
2010	Contract owners equity:				$130,554,358

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life and Annuity Insurance Company and subsidiary (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company and subsidiary as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$314	$275	$206
Premiums	129	115	97
Net investment income	153	129	117
Net realized investment gains (losses), including other-than-temporary impairment losses	13	6	(1)

Total revenues	$609	$525	$419

Benefits and expenses
Interest credited to policyholder account values	$78	$55	$38
Benefits and claims	236	232	156
Amortization of deferred policy acquisition costs	62	128	55
Other expenses, net of deferrals	162	128	114

Total benefits and expenses	$538	$543	$363

Income (loss) before federal income tax expense (benefit)	$71	$(18)	$56
Federal income tax expense (benefit)	24	(9)	18

Net income (loss)	$47	$(9)	$38

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Comprehensive Income (Loss)

	Year ended December 31,
(in millions)	2014	2013	2012
Net income (loss)	$47	$(9)	$38

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	55	(94)	75
Other	—	2	—

Total other comprehensive income (loss), net of tax	$55	$(92)	$75

Total comprehensive income (loss)	$102	$(101)	$113

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$5,668	$4,788
Mortgage loans, net of allowance	698	539
Short-term investments	176	26
Policy loans	42	37

Total investments	$6,584	$5,390
Cash and cash equivalents	14	11
Accrued investment income	66	58
Deferred policy acquisition costs	632	573
Other assets	638	526
Separate account assets	1,357	1,336

Total assets	$9,291	$7,894

Liabilities and shareholder’s equity
Liabilities
Future policy benefits and claims	$5,971	$5,359
Other liabilities	491	269
Separate account liabilities	1,357	1,336

Total liabilities	$7,819	$6,964

Shareholder’s equity
Common stock ($40 par value; authorized, issued and outstanding—66,000 shares)	$3	$3
Additional paid-in capital	1,079	639
Retained earnings	286	239
Accumulated other comprehensive income	104	49

Total shareholder’s equity	$1,472	$930

Total liabilities and shareholder’s equity	$9,291	$7,894

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2011	$3	$558	$210	$66	$837
Capital contributions from Nationwide Life Insurance Company	—	50	—	—	50
Comprehensive income:
Net income	—	—	38	—	38
Other comprehensive income	—	—	—	75	75

Total comprehensive income	—	—	38	75	113

Balance as of December 31, 2012	$3	$608	$248	$141	$1,000

Capital contributions from Nationwide Life Insurance Company	—	31	—	—	31
Comprehensive loss:
Net loss	—	—	(9)	—	(9)
Other comprehensive loss	—	—	—	(92)	(92)

Total comprehensive loss	—	—	(9)	(92)	(101)

Balance as of December 31, 2013	$3	$639	$239	$49	$930

Capital contributions from Nationwide Life Insurance Company	—	440	—	—	440
Comprehensive income:
Net income	—	—	47	—	47
Other comprehensive income	—	—	—	55	55

Total comprehensive income	—	—	47	55	102

Balance as of December 31, 2014	$3	$1,079	$286	$104	$1,472

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income (loss)	$47	$(9)	$38
Adjustments to net income (loss):
Net realized investment (gains) losses, including other-than-temporary impairment losses	(13)	(6)	1
Interest credited to policyholder account values	78	55	38
Capitalization of deferred policy acquisition costs	(236)	(173)	(110)
Amortization of deferred policy acquisition costs	62	128	55
Amortization and depreciation	13	15	14
Deferred tax expense (benefit)	88	(23)	56
Changes in:
Policy liabilities	(265)	(195)	(182)
Other, net	(71)	(38)	(33)

Net cash used in operating activities	$(297)	$(246)	$(123)

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$502	$540	$381
Proceeds from sales of available-for-sale securities	113	409	120
Purchases of available-for-sale securities	(1,308)	(996)	(1,279)
Proceeds from repayments of mortgage loans	76	150	108
Issuance and purchases of mortgage loans	(236)	(163)	(146)
Net (increase) decrease in short-term investments	(150)	43	(4)
Collateral received (paid), net	45	10	(14)
Other, net	(4)	(7)	(4)

Net cash used in investing activities	$(962)	$(14)	$(838)

Cash flows from financing activities
Proceeds from issuance of long-term debt	$—	$—	$12
Repayments of long-term debt	—	(297)	—
Cash contributed by Nationwide Life Insurance Company	440	31	50
Investment and universal life insurance product deposits	1,109	747	1,079
Investment and universal life insurance product withdrawals	(284)	(226)	(183)
Other, net	(3)	5	2

Net cash provided by financing activities	$1,262	$260	$960

Net increase (decrease) in cash and cash equivalents	$3	$—	$(1)
Cash and cash equivalents at beginning of period	11	11	12

Cash and cash equivalents at end of period	$14	$11	$11

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or collectively with its subsidiary, “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc., a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

NLAIC is licensed in 49 states and the District of Columbia. NLAIC offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NLAIC sells its products through a diverse distribution network. Unaffiliated entities that sell NLAIC’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of NLAIC’s ultimate majority parent company, NMIC.

Olentangy Reinsurance, LLC (“Olentangy”) is a Vermont-domiciled special purpose financial captive insurance company that was formed by NLAIC for the purpose of assuming certain universal life and term life insurance policies from NLAIC. Olentangy is a wholly-owned subsidiary of NLAIC.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the United States of America (“U.S.”). Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLAIC and Olentangy. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges, and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees. The Company also offers variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”), as well as certain fixed annuity products with GMDB and guaranteed living withdrawal benefits (“GLWB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

The Company’s equity indexing features within certain universal life and fixed annuity products represent embedded derivatives that are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.0% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.9% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (90% as of December 31, 2014 and 2013) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states and political subdivisions for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $47 million and $17 million, respectively.

Variable interest entities. The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates and equity markets. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

The Company is included in the NLIC and subsidiaries consolidated federal income tax return, which is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Subsequent Events

The Company evaluated subsequent events through March 18, 2015, the date the consolidated financial statements were issued.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types: GMDB and GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
	General	Separate	Net		General	Separate	Net
	account	account	amount	Average	account	account	amount	Average
(in millions)	value	value	at risk[1]	age[2]	value	value	at risk[1]	age[2]
Contracts with GMDB:
Return of net deposits	$7	$82	$—	71	$7	$87	$—	67
Minimum return or anniversary contract value	65	453	5	69	61	518	6	69

Total contracts with GMDB	$72	$535	$5	70	$68	$605	$6	69
GMIB Minimum return or anniversary contract value	$1	$16	$—	65	$1	$21	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.

The Company’s reserve balances and paid claims for variable annuity contracts with guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$88	$103
Domestic equity	364	421
International equity	19	59

Total mutual funds	$471	$583
Money market funds	64	22

Total[1]	$535	$605

1	Excludes $822 million and $731 million as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to variable universal life and COLI products.

Assets transferred from the general account to the separate account to cover guarantees for variable annuity contracts were immaterial during the year ended December 31, 2014. There were no assets transferred from the general account to the separate account to cover guarantees during the year ended December 31, 2013.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDBs and GLWBs. As of December 31, 2014, the general account value for contracts with guarantees was $351 million and the net amount at risk and reserve balances on these guarantees were immaterial. There were no paid claims for GMDBs and GLWBs for the year ended December 31, 2014. There were no fixed annuity contracts with guarantees offered during 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $372 million and $297 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were $7 million and $1 million for the years ended December 31, 2014 and 2013, respectively.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,510	$401	$24,783	51
December 31, 2013	$1,115	$347	$19,098	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$573	$415	$398
Capitalization of DAC	236	173	110
Amortization of DAC, excluding unlocks	(70)	(30)	(39)
Amortization of DAC related to unlocks	8	(98)	(16)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	(115)	113	(38)

Balance at end of year	$632	$573	$415

During 2014, the Company recognized a decrease in DAC amortization of $8 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review, partially offset by an update to the expectations for renewal premiums.

During 2013, the Company incurred additional DAC amortization of $98 million as a result of the annual comprehensive review of model assumptions, primarily related to a refinement of the DAC model and the amount attributable by company. The refinement is expected to produce a more accurate result and represents a change in accounting estimate in the current period. Also contributing to the additional 2013 unlock amortization are true-ups to the inforce population and gross profits for actual performance along with the effect of the assumption updates which were primarily driven by changes in lapses and renewal premiums.

During 2012, the Company incurred additional DAC amortization of $16 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

	Amortized	Unrealized	Unrealized	Fair
(in millions)	cost	gains	losses	value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$28	$5	$—	$33
Obligations of states and political subdivisions	294	46	—	340
Corporate public securities	4,062	245	27	4,280
Corporate private securities	533	29	1	561
Residential mortgage-backed securities	308	15	5	318
Commercial mortgage-backed securities	104	6	1	109
Other asset-backed securities	29	2	4	27

Total available-for-sale securities	$5,358	$348	$38	$5,668

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$27	$3	$—	$30
Obligations of states and political subdivisions	272	13	5	280
Corporate public securities	3,445	143	63	3,525
Corporate private securities	498	22	5	515
Residential mortgage-backed securities	312	12	8	316
Commercial mortgage-backed securities	88	6	2	92
Other asset-backed securities	31	4	5	30

Total available-for-sale securities	$4,673	$203	$88	$4,788

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$242	$244
Due after one year through five years	1,511	1,585
Due after five years through ten years	1,348	1,383
Due after ten years	1,815	2,001

Subtotal	$4,916	$5,213
Residential mortgage-backed securities	308	318
Commercial mortgage-backed securities	104	109
Other asset-backed securities	30	28

Total fixed maturity securities	$5,358	$5,668

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$310	$115
Adjustment to DAC and other expense	(158)	(43)
Adjustment to future policy benefits and claims	8	3
Deferred federal income tax expense	(56)	(26)

Net unrealized gains on available-for-sale securities	$104	$49

1	Includes net unrealized losses of $0 million and $2 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$49	$143
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	194	(261)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	2	2
Net adjustment to DAC and other expense	(115)	113
Net adjustment to future policy benefits and claims	5	3
Related federal income tax (expense) benefit	(30)	50

Change in unrealized gains (losses) on available-for-sale securities	$56	$(93)
Reclassification adjustment for net gains realized on available-for-sale securities, net of tax ($0 as of December 31, 2014 and 2013)	1	1

Change in net unrealized gains (losses) on available-for-sale securities	$55	$(94)

Balance at end of year	$104	$49

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Obligations of states and political subdivisions	$—	$—	$9	$—	$—
Corporate public securities	362	12	332	15	27
Corporate private securities	16	—	64	1	1
Residential mortgage-backed securities	17	—	34	5	5
Commercial mortgage-backed securities	—	—	39	1	1
Other asset-backed securities	9	—	7	4	4

Total [2]	$404	$12	$485	$26	$38

December 31, 2013
Fixed maturity securities:
Obligations of states and political subdivisions	$85	$5	$4	$—	$5
Corporate public securities	1,065	49	139	14	63
Corporate private securities	142	4	23	1	5
Residential mortgage-backed securities	36	1	52	7	8
Commercial mortgage-backed securities	43	2	—	—	2
Other asset-backed securities	6	1	13	4	5

Total [2]	$1,377	$62	$231	$26	$88

1	As of December 31, 2014 and 2013, there were $7 million of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 158 and 223 of available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Refer to Note 2 for discussion of the methodology for assessing impairment on available-for-sale securities.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$700	$541
Loans with specific reserves	—	—

Total amortized cost	$700	$541
Valuation allowance:
Non-specific reserves	$2	$2
Specific reserves	—	—

Total valuation allowance	$2	$2

Mortgage loans, net of allowance	$698	$539

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$2	$3	$5
Current period provision[1]	—	(1)	—
Recoveries[2]	—	—	(1)
Charge offs and other	—	—	(1)

Balance at end of year	$2	$2	$3

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on impaired mortgage loans was immaterial for the years ended December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$193	$10	$1	$204	$203	$1	$—	$204
Industrial	107	—	2	109	103	3	3	109
Office	80	1	—	81	80	—	1	81
Retail	280	—	1	281	275	—	6	281
Other	25	—	—	25	25	—	—	25

Total[1]	$685	$11	$4	$700	$686	$4	$10	$700

December 31, 2013
Apartment	$160	$11	$—	$171	$171	$—	$—	$171
Industrial	56	6	—	62	51	9	2	62
Office	80	—	1	81	69	3	9	81
Retail	208	—	2	210	208	—	2	210
Other	17	—	—	17	17	—	—	17

Total[2]	$521	$17	$3	$541	$516	$12	$13	$541

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.11, 1.10 and 0.92, with a total weighted average DSC ratio of 2.08. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 84%, with a total weighted average LTV ratio of 61%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.82, 1.09 and 0.75, with a total weighted average DSC ratio of 1.79. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 58%, 62% and 67%, with a total weighted average LTV ratio of 59%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Available-For-Sale Securities on Deposit

Available-for-sale securities with a carrying value of $5 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$234	$219	$203
Mortgage loans	28	30	31
Other	5	5	5

Gross investment income	$267	$254	$239
Investment expenses	8	7	6
Net investment income ceded (See Note 12)	106	118	116

Net investment income	$153	$129	$117

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative gains	$12	$4	$—
Realized gains on sales	2	8	3
Realized losses on sales	(1)	(7)	(1)
Other	—	2	1

Net realized investment gains before other-than-temporary impairments on fixed maturity securities	$13	$7	$3
Other-than-temporary impairments on fixed maturity securities[1]	—	(1)	(4)

Net realized investment gains (losses), including other-than-temporary impairments	$13	$6	$(1)

1	Other-than-temporary impairments on fixed maturity securities are net of $0 million, $1 million and $4 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $113 million, $409 million and $120 million during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $1 million, $8 million and $3 million and gross losses of $1 million, $7 million and $1 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$13	$14	$18
New credit losses	—	—	1
Incremental credit losses	—	—	1
Losses related to securities included in the beginning balance sold or paid down during the period	(1)	(1)	(6)

Cumulative credit losses at end of year[1]	$12	$13	$14

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market risk management. The Company has equity indexed products that expose the Company to various market risks, primarily equity risks. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including equity index futures and options.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$—	$—	$—	$43
Derivatives not designated as hedging instruments:
Equity contracts	17	212	—	—

Total derivative positions[1]	$17	$212	$—	$43

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$—	$3	$—	$—

Total derivative positions[1]	$—	$3	$—	$—

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2014, there was no accrued interest receivable or payable excluded from derivative assets and derivative liabilities, respectively. As of December 31, 2013, there was immaterial amounts of accrued interest receivable and payable excluded from derivative assets and derivative liabilities, respectively.

The fair value of the Company’s derivative positions, subject to offsetting by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2014 and 2013. As of December 31, 2014, the Company held cash collateral from derivative counterparties of $18 million. The Company held immaterial amounts of cash collateral from derivative counterparties as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2014 and 2013. No cash collateral was posted as of December 31, 2014. As of December 31, 2013, the Company had posted cash collateral of $2 million. The Company did not pledge securities with derivative counterparties as of December 31, 2014 and 2013, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Equity contracts	$14	$7	$—
Other derivative contracts	(2)	(3)	—

Net realized derivative gains	$12	$4	$—

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$33	$—	$—	$33
Obligations of states and political subdivisions	—	340	—	340
Corporate public securities	—	4,279	1	4,280
Corporate private securities	—	486	75	561
Residential mortgage-backed securities	74	244	—	318
Commercial mortgage-backed securities	—	109	—	109
Other asset-backed securities	—	9	18	27

Total fixed maturity securities, available-for-sale, at fair value	$107	$5,467	$94	$5,668
Short-term investments	—	176	—	176

Investments at fair value	$107	$5,643	$94	$5,844

Derivative assets	—	—	17	17
Separate account assets	1,357	—	—	1,357

Assets at fair value	$1,464	$5,643	$111	$7,218

Liabilities
Embedded derivatives on indexed products	$—	$—	$(37)	$(37)

Liabilities at fair value	$—	$—	$(37)	$(37)

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Derivative assets[3]	Total assets at fair value	Embedded derivatives on indexed products
Balance as of December 31, 2013	$100	$—	$100	$(12)
Net gains (losses)
In operations[1]	—	8	8	(25)
In other comprehensive income	2	—	2	—
Purchases	—	9	9	—
Sales	(8)	—	(8)	—
Transfers into Level 3	11	—	11	—
Transfers out of Level 3	(11)	—	(11)	—

Balance as of December 31, 2014	$94	$17	$111	$(37)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(25) million for future policy benefits and claims and $8 million for derivative assets.
2	Non-binding broker quotes were utilized to determine a fair value of $94 million of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in equity indexed products incorporates many inputs. Significant unobservable inputs include mortality, lapse rates and index volatility. The Company derives these inputs, which vary widely by product, attained age, policy duration and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

The following table summarizes significant unobservable inputs used for fair value measurements for equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%[1]
Lapse	0% - 10%
Index Volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$30	$—	$—	$30
Obligations of states and political subdivisions	—	280	—	280
Corporate public securities	1	3,524	—	3,525
Corporate private securities	—	436	79	515
Residential mortgage-backed securities	41	275	—	316
Commercial mortgage-backed securities	—	92	—	92
Other asset-backed securities	—	9	21	30

Total fixed maturity securities, available-for-sale, at fair value	$72	$4,616	$100	$4,788
Short-term investments	—	26	—	26

Investments at fair value	$72	$4,642	$100	$4,814

Separate account assets	1,336	—	—	1,336

Assets at fair value	$1,408	$4,642	$100	$6,150

Liabilities
Embedded derivatives on indexed products	$—	$—	$(12)	$(12)

Liabilities at fair value	$—	$—	$(12)	$(12)

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Embedded derivatives on indexed products
Balance as of December 31, 2012	$150	$(23)
Net gains (losses)
In operations[1]	—	11
In other comprehensive income	(1)	—
Purchases	27	—
Sales	(61)	—
Transfers into Level 3	29	—
Transfers out of Level 3	(44)	—

Balance as of December 31, 2013	$100	$(12)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The change in unrealized gains included in operations on assets and liabilities still held at the end of the year was $7 million for future policy benefits and claims.
2	Non-binding broker quotes were utilized to determine a fair value of $90 million of total fixed maturity securities as of December 31, 2013.

Transfers into and out of Level 3 during the year ended December 31, 2013 represented changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$698	$717	$—	$717	$539	$538	—	$538
Policy loans	$42	$42	$—	$42	$37	$37	—	$37
Liabilities
Investment contracts	$3,133	$2,865	$—	$2,865	$3,062	$3,082	—	$3,082

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

(9)	Long-Term Debt

On December 31, 2010, Olentangy issued a variable funding surplus note due on December 31, 2040 to Nationwide Corp. In June 2013, with the approval of the State of Vermont, Olentangy paid the outstanding balance of the surplus note which was $299 million as of June 28, 2013. Under the terms of its variable funding surplus note and prior to the repayment, Olentangy drew down an additional $2 million on the variable funding surplus note during 2013. Olentangy made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company paid $8 million and $4 million for the years ended December 31, 2014 and 2013, respectively, to Union Hamilton Reinsurance Ltd. (“UHRL”), a Wells Fargo captive reinsurer, for assets placed in a trust on behalf of Olentangy and UHRL in accordance with the reinsurance agreement whereby the Company ceded certain universal life and term life insurance policies.

(10)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax (benefit) expense	$(64)	$14	$(38)
Deferred tax expense (benefit)	88	(23)	56

Total tax expense (benefit)	$24	$(9)	$18

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense, for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$25	35%	$(6)	35%	$20	35%
Dividends received deduction	(2)	(3)%	(2)	11%	(1)	(3)%
Other, net	1	2%	(1)	3%	(1)	—%

Total	$24	34%	$(9)	49%	$18	32%

The Company’s current federal income tax receivable (payable) with NLIC was $68 million and $(3) million as of December 31, 2014 and 2013, respectively.

Total federal income taxes paid (refunded) were $7 million, $(16) million and $(7) million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company has $1 million in foreign tax credit carryforwards, which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets:
Net operating loss carryforward	$11	$44
Deferred revenue	9	6
Other	4	3

Gross deferred tax assets	$24	$53

Deferred tax liabilities:
Deferred policy acquisition costs	$132	$139
Available-for-sale securities	95	24
Future policy benefits and claims	52	29
Other	28	26

Gross deferred tax liabilities	$307	$218

Net deferred tax liability	$(283)	$(165)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$1	$1	$10
Changes for current year tax positions	—	—	(1)
Additions for prior years tax positions	—	—	4
Reductions for prior years tax positions	—	—	(12)

Balance at end of period	$1	$1	$1

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $1 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(11)	Statutory Financial Information

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net loss and statutory capital and surplus for NLAIC for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net loss	$(122)	$(103)	$(54)
Statutory capital and surplus	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLAIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014, 2013 and 2012, NLAIC did not pay any dividends to NLIC.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to NLAIC’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

Due to NLAIC’s unassigned deficit as of December 31, 2014, any dividend paid by NLAIC in 2015 would require regulatory approval.

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLAIC is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

(12)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include employee benefit plans, office space cost sharing arrangements and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide NLAIC with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $28 million, $21 million and $32 million, respectively.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC of $2 million, $1 million and $2 million, respectively.

NLAIC has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to NLAIC for the Company’s retention of such risk. The agreement will remain in force until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC for the years ended December 31, 2014, 2013 and 2012 include premiums of $92 million, $247 million and $750 million, respectively; net investment income of $106 million, $118 million and $116 million, respectively and benefits, claims and other expenses of $473 million, $320 million and $827 million, respectively. Policy Reserves under this agreement totaled $3 billion as of December 31, 2014 and 2013, respectively.

NLAIC also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $153 million and $150 million as of December 31, 2014 and 2013, respectively.

The contractual obligations under the Company’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2014 and 2013 were $21 million and $22 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to NLAIC’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $786 million and $744 million, respectively. For each of the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $2 million for the distribution and servicing of these funds.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

NLAIC also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2014 and 2013, NLAIC had no outstanding borrowings from affiliated entities under such agreements. During 2014 and 2013, the most NLAIC had outstanding at any given time was $70 million and $50 million, respectively, and the amounts NLAIC incurred for interest expense on intercompany repurchase agreements during 2014 and 2013 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $128 million and $9 million as of December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, net intercompany receivables due from affiliates were $61 million and $77 million, respectively.

Refer to Note 9 for discussion of variable funding surplus note between Olentangy and Nationwide Corp.

During 2014 and 2013, NLAIC received $440 million and $31 million in cash capital contributions from NLIC, respectively.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The Company is subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Reinsurance

The following table summarizes the effects of reinsurance on life insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$153	$139	$122
Assumed from other companies	—	—	—
Ceded to other companies	(24)	(24)	(25)

Net	$129	$115	$97

Life insurance in force
Direct	$101,396	$85,945	$72,349
Assumed from other companies	1	1	1
Ceded to other companies	(23,737)	(21,216)	(19,632)

Net	$77,660	$64,730	$52,718

Total amounts recoverable under reinsurance contracts totaled $217 million and $234 million as of December 31, 2014 and 2013, respectively.

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S government and agencies	$28	$33	$33
Obligations of states and political subdivisions	294	340	340
Public utilities	550	591	591
All other corporate, mortgage-backed and asset-backed securities	4,486	4,704	4,704

Total fixed maturity securities, available-for-sale	$5,358	$5,668	$5,668
Mortgage loans, net of allowance	700		698	[1]
Short-term investments	176		176
Policy loans	42		42

Total investments	$6,276		$6,584

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life insurance in force	$101,396	$(23,737)	$1	$77,660	—
Life insurance premiums[1]	$153	$(24)	$—	$129	—
2013
Life insurance in force	$85,945	$(21,216)	$1	$64,730	—
Life insurance premiums[1]	$139	$(24)	$—	$115	—
2012
Life insurance in force	$72,349	$(19,632)	$1	$52,718	—
Life insurance premiums[1]	$122	$(25)	$—	$97	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances—mortgage loans	$2	$—	$—	$—	$2
2013
Valuation allowances—mortgage loans	$3	$(1)	$—	$—	$2
2012
Valuation allowances—mortgage loans	$5	$—	$—	$(2)	$3

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

34

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
(b)	Not Applicable.
(c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
(d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-146650) on March 18, 2008, as document "policyforms.htm," and hereby incorporated by reference.
(1)	Form of Accumulation Rider – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "accumrider.htm" and hereby incorporated by reference.
(2)	Form of Automated Income Monitor Endorsement – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "aimend.htm" and hereby incorporated by reference.
(e)	Applications – The form of the contract application – Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.
(f)	Depositor's Certificate of Incorporation and By-Laws -
(1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(g)	Reinsurance Agreements -
(1)	Automatic and Facultative Modified Coinsurance Reinsurance Agreement with M Life Insurance Company dba M Financial Re, dated January 1, 2008, filed previously with registration statement (333-146650) on April 27, 2011 as document "ex99g1.htm" and hereby incorporated by reference.
(2)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011 with registration statement (333-156020), as Exhibit (g) (3) and hereby incorporated by reference.
(3)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g) (2) and hereby incorporated by reference.
(4)	Automatic and Facultative YRT Reinsurance Agreement with RGA Reinsuance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (1) and hereby incorporated by reference.
(5)	Automatic and Facultative Yearly RenewableTerm Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (4) and hereby incorporated by reference.
(h)	Form of Participation Agreements -
The following Fund Participation Agreement was previously filed on June 11, 2012 with Post-Effective Amendment No. 28 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference:
(1)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 as "northernlightsfpa.htm"

The following Fund Participation Agreement was previously filed on April 25, 2012 with Post Effective Amendment No. 13 of registration statement (333-146650), under Exhibit 26(h), and is hereby incorporated by reference:
(2)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012, as document "dfafpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (26)(h), and are hereby incorporated by reference.
(3)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(4)	Fund Participation Agreement with Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended. dated February 5, 2008, under document "delawarefpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference:
(5)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001, under document "rydexfundpartagreement.htm"
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(6)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(7)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(9)	Fund Participation agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006, under document "fedfpa99h4.htm"
(10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(11)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(12)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(13)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc., dated May 1, 2007, under document "mfundfpa99h10.htm".
(14)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(15)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(16)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(17)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(18)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".

(19)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(20)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(21)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(22)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm".
(23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(24)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
(25)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(26)Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(i)	Administrative Contracts -
The following Administrative Services Agreement was previously filed on April 19, 2013 with Post-Effective Amendment No. 6 of registration statement (333-155153) under Exhibit (i), and is hereby incorporated by reference:
(1)	Service Agreement with Northern Lights Variable Trust dated February 8, 2012, as document "d470080dex99i24.htm".
The following Administrative Services Agreement was previously filed on April 25, 2012 with Post-Effective Amendment No. 13 of registration statement (333-140608) under Exhibit (i), and is hereby incorporated by reference:
(2)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012, as document "dfafpa.htm".
The following Administrative Agreements were previously filed on April 12, 2011 with Post-Effective Amendment No. 43 of registration statement (333-43671) under Exhibit 26(i), and are hereby incorporated by reference:
(3)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 as document, "delawareasa.htm."
(4)	Agreement with Goldman, Sachs & Co., dated January 6, 1999, as document "goldmansachsasa.htm".
The following Administrative Agreement was previously filed on April 18, 2008 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference:
(5)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001, as document "rydexfundpartagreement.htm."

The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(6)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".
(6)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".
(7)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended. See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".
(8)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(9)	Dealer Agreement with Federated Securities Corp. dated 10/26/2006 as document "fedasa99i4a.htm" and Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 as document "fidiiiasa99i5a.htm ".
(10)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(10)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(11)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(12)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(13)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust). dated May 2, 2005, as amended, as document "nwasa99i10.htm".
(14)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 as document "nwfapa99h12b.htm".
(15)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, as document "neuberasa99i11.htm".
(16)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 13, 2006, as document "oppenasa99i12.htm".
(17)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(18)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
(19)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2005, as document "mfundasa99i10.htm".
The following Administrative Services Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and hereby incorporated by reference.
(20)	Administrative Service Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 as document "alliancebersteinasa.htm".
(21)	Administrative Service Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockasa.htm".
(22)	Administrative Service Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document "waddellreedasa.htm".
(23)	Administrative Service Agreement with PIMCO Variable Insurance Trust dated March 28, 2002, as amended, as document "pimcoasab.htm".
(24)	Administrative Service Agreement with VanEck Securities Corporation dated November 3, 1997, as amended, as document "vaneckasa.htm".

(25)	Administrative Service Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargoasa.htm".
The following Administrative Service Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 of registration statement (333-149213) under Exhibit (26)(i), and is hereby incorporated by reference.
(26)Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc., dated January 30, 2012, as document "mfsasa.htm."
(j)	Not Applicable.
(k)	Opinion of Counsel – Filed previously with registration statement (333-146650) on October 12, 2007, as document "opinion.htm" and hereby incorporated by reference.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.
SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide VL Separate Account-G

(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact